UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-1050

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 81.37%
ASSET-BACKED SECURITIES — 14.67%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$34,578	$25,439
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		1,692	1,681
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.76%	09/15/33		16,763	16,457
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.93%	12/15/33		15,051	14,829
Aerco Ltd. 2A A4 (United Kingdom)
0.87%	07/15/25	2,3,4,†	275,200	253,189
BMW Vehicle Lease Trust 2009-1 A3
2.91%	03/15/12		825,000	834,155
Capital Auto Receivables Asset Trust 2007-SN2 A4
1.38%	05/16/11	[3,4]	564,041	564,343
Capital Auto Receivables Asset Trust 2008-CPA A1
1.20%	01/15/13	[3,4]	734,546	737,402
Capital One Prime Auto Receivables Trust 2006-2 A4
4.94%	07/15/12		825,752	829,245
Chrysler Financial Lease Trust 2010-A A2
1.78%	06/15/11	[4]	750,000	752,685
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.53%	03/25/37	[3]	2,500,000	1,115,479
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.65%	07/25/37	[3]	1,765,000	697,340
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		6,594	6,861
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	16,659	17,211
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.73%	12/25/32	[3]	351,357	143,887
Credit Suisse First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		104,140	106,138
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		156,323	160,119
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		5,013	4,765
Ford Credit Auto Lease Trust 2009-A A2
2.60%	05/15/11	[4]	336,722	337,358
GE Dealer Floorplan Master Note Trust 2007-2 A
0.36%	07/20/12	[3]	300,000	299,943

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		$642	$626
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		75,968	67,423
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		28,407	25,798
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[3]	1,100,000	941,057
HSBC Home Equity Loan Trust 2007-3 APT
1.55%	11/20/36	[3]	628,249	530,298
Huntington Auto Trust 2008-1A A3A
4.81%	04/16/12	[4]	839,569	850,992
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	195,344	187,899
Irwin Home Equity Corp. 2003-A M2
3.00%	10/25/27	[3]	640,019	578,489
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[4]	9,406	9,321
Mid-State Trust 6 A4
7.79%	07/01/35		45,834	43,637
Morgan Stanley ABS Capital I 2004-NC2 M2
2.15%	12/25/33	[3]	942,608	500,621
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
0.40%	11/25/36	[3]	45,983	45,130
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		3,587	3,626
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		6,038	6,020
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		302,306	302,106
Residential Asset Mortgage Products, Inc. 2005-EFC2 M1
0.79%	07/25/35	[3]	564,775	554,485
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		133,283	98,758
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		12,875	11,985
Saxon Asset Securities Trust 2002-1 M2
2.15%	11/25/31	[3]	189,045	56,944
SLM Student Loan Trust 2007-3 A1
0.31%	10/27/14	[3]	430,066	429,974
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.49%	12/25/36	[3]	1,055,000	846,638

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2007-EQ1 A4
0.60%	03/25/37	[3]	$3,000,000	$1,125,612
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,5]	8,628,775	64,271
Triton Container Finance LLC 2006-1A
0.52%	11/26/21	[3]	256,667	230,236
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	1,243	543
Wells Fargo Home Equity Trust 2006-1 A3
0.50%	05/25/36	[3]	238,069	230,826

Total Asset-Backed Securities
(Cost $18,228,676)				14,661,841

CORPORATES — 10.71%*
Banking — 0.65%
Bank of America N.A.
0.84%	06/15/17	[3]	750,000	643,664

Communications — 0.52%
Qwest Corp.
7.88%	09/01/11		500,000	522,500

Electric — 0.84%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		730,000	841,039

Finance — 6.47%
Citigroup Funding, Inc. 2
0.67%	04/30/12	[3]	900,000	907,636
Citigroup, Inc.
5.30%	10/17/12		1,075,000	1,114,633
General Electric Capital Corp. (MTN)
0.68%	06/20/14	[3]	250,000	235,779
General Electric Capital Corp. A (MTN)
0.80%	09/15/14	[3]	300,000	283,089
Goldman Sachs Group, Inc. (The)
1.15%	12/05/11	[3]	690,000	698,192
5.45%	11/01/12		500,000	528,351
Goldman Sachs Group, Inc. B (The) (MTN)
0.71%	07/22/15	[3]	200,000	180,808
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,6,7]	883,000	167,770
Morgan Stanley
0.55%	01/18/11	[3]	395,000	392,526
0.89%	06/20/12	[3]	620,000	625,826
5.05%	01/21/11		395,000	400,925
6.75%	04/15/11		155,000	160,396
Morgan Stanley (MTN)
0.75%	10/18/16	[3]	260,000	227,695

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley 1
1.39%	12/01/11	[3]	$535,000	$542,860

				6,466,486

Transportation — 2.23%
American Airlines Pass-Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		1,168,554	1,169,980
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11	[8]	600,000	624,750
JetBlue Airways Pass-Through Trust 2004-2 G1
0.81%	08/15/16	[3]	508,399	437,223

				2,231,953

Total Corporates (Cost $10,904,864)				10,705,642

BANK LOANS — 0.61%*
Health Care — 0.61%
HCA Term Loan A

2.03%	11/17/12	[9]	640,641	606,841

Total Bank Loans (Cost $587,281)

MORTGAGE-BACKED — 47.05%**
Commercial Mortgage-Backed — 5.31%
Banc of America Commercial Mortgage, Inc. 2001-1 A2
6.50%	04/15/36		161,103	164,365
Bayview Commercial Asset Trust 2007-3 A1
0.59%	07/25/37	[3,4]	1,373,927	843,029
Chase Commercial Mortgage Securities Corp. 2000-3 A2
7.32%	10/15/32		462,664	463,975
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[3]	560,000	572,871
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		324,623	327,708
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.51%	11/10/45	[3]	110,000	116,075
GMAC Commercial Mortgage Securities, Inc. 2000-C3 A2
6.96%	09/15/35		638,153	643,035
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2
5.97%	06/15/49	[3]	290,000	299,783
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2
5.83%	02/15/51		500,000	519,053

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report June 2010

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[3]	$565,000	$553,805
Prudential Mortgage Capital Funding LLC
2001-ROCK A2
6.61%	05/10/34		786,885	805,200

				5,308,899

Non-Agency Mortgage-Backed — 18.76%
Adjustable Rate Mortgage Trust 2005-1 1A1
3.66%	05/25/35	3,†	1,262,081	809,483
American Home Mortgage Investment Trust 2004-3 3A
2.34%	10/25/34	[3]	973,088	685,886
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		25,376	26,492
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		757,434	538,923
Banc of America Mortgage Securities, Inc. 2003-A 2A2
3.62%	02/25/33	[3]	5,707	4,990
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[3]	273,206	273,049
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		387,293	401,091
Countrywide Alternative Loan Trust 2005-16 A5
0.63%	06/25/35	[3]	814,242	285,889
Countrywide Alternative Loan Trust 2005-27 2A1
1.77%	08/25/35	[3]	1,664,594	761,258
Countrywide Alternative Loan Trust 2005-61 2A1
0.63%	12/25/35	[3]	1,208,190	788,778
Credit Suisse First Boston Mortgage Securities Corp. 2002-AR31 4A2
3.44%	11/25/32	[3]	200,000	133,452
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.72%	07/19/44	[3]	618,907	453,404
First Horizon Asset Securities, Inc. 2002-AR2 2A1
3.12%	12/27/32	[3]	27,833	27,675
First Horizon Asset Securities, Inc. 2003-AR2 1A1
3.50%	07/25/33	[3]	98,499	96,079
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		63,192	61,484

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.74%	12/25/34	[3]	$991,496	$519,525
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.57%	04/25/46	[3]	1,541,289	744,580
JPMorgan Mortgage Trust 2005-A2 9A1
3.68%	04/25/35	[3]	606,351	480,506
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.63%	01/25/34	[3]	67,693	60,602
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
3.95%	10/25/34	[3]	1,028,736	835,830
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.77%	06/25/34	[3]	51,685	42,399
MASTR Seasoned Securities Trust 2004-1 4A1
3.15%	10/25/32	[3]	163,925	133,856
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		615,676	659,658
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
2.67%	12/25/32	[3]	469,952	442,622
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		158,173	157,162
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		152,407	149,379
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		273,231	267,880
Residential Asset Securitization Trust 2004-IP2 2A1
2.86%	12/25/34	[3]	562,617	520,392
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.55%	10/25/36	[3]	1,959,591	1,085,456
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.54%	09/25/47	[3]	2,462,820	1,371,419
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	42,681	40,744
Structured Asset Securities Corp. 2004-S4 M4
2.15%	12/25/34	[3]	610,747	567,468
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.85%	06/25/35	[3]	706,794	488,109

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.19%	04/25/47	[3]	$2,949,490	$1,562,517
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
1.82%	06/25/42	[3]	127,110	101,400
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
2.70%	06/25/33	[3]	531,269	520,943
Washington Mutual Mortgage Pass-Through Certificates 2007-HY4 1A1
5.42%	04/25/37	[3]	1,177,014	847,599
Washington Mutual Mortgage Pass-Through Certificates 2007-OA4 1A
1.19%	05/25/47	[3]	1,244,892	695,209
Washington Mutual Mortgage Pass-Through Certificates 2007-OA6 1A
1.23%	07/25/47	[3]	1,767,332	1,030,273
Washington Mutual MSC Mortgage Pass- Through Certificates 2003-MS9 1A
7.00%	04/25/33		79,614	79,636

				18,753,097

U.S. Agency Mortgage-Backed — 22.98%
Fannie Mae 1988-12 A
4.65%	02/25/18	[3]	105,679	109,992
Fannie Mae 1993-80 S
10.42%	05/25/23	[3]	8,613	10,579
Fannie Mae 1997-23 PB
6.63%	01/25/22		9,612	10,599
Fannie Mae 2000-27 AN
6.00%	08/25/30		11,306	12,429
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	5,551	6,505
Fannie Mae 2002-82 FP
0.85%	02/25/32	[3]	1,074,411	1,078,694
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		59,034	3,274
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	106,933	128,989
Fannie Mae 2003-30 ET
3.50%	08/25/16		461,635	467,869
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		143,134	11,216
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		24,385	152
Fannie Mae 2004-96 MT
7.00%	12/25/34	[3]	131,669	128,610
Fannie Mae 2005-39 BN
4.55%	06/25/28		554,004	570,590

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2005-47 SL
7.50%	06/25/35	[3]	$135,797	$137,469
Fannie Mae 2007-65 PA
6.00%	03/25/31		593,394	612,544
Fannie Mae 2007-68 SC (IO)
6.35%	07/25/37	[3]	2,037,155	260,498
Fannie Mae 2010-26 S (IO)
5.88%	11/25/36	[3]	4,599,897	487,453
Fannie Mae Pool 111643
4.58%	09/01/20	[3]	26,289	27,234
Fannie Mae Pool 190656
6.50%	02/01/14		137,533	148,247
Fannie Mae Pool 523829
8.00%	11/01/19		199,221	231,145
Fannie Mae Pool 555098
3.28%	11/01/32	[3]	108,362	112,686
Fannie Mae Pool 555177
2.55%	01/01/33	[3]	109,499	113,844
Fannie Mae Pool 555207
7.00%	11/01/17		35,367	38,500
Fannie Mae Pool 555424
5.50%	05/01/33		1,202,204	1,294,718
Fannie Mae Pool 567002
8.00%	05/01/23		119,193	136,539
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	7,336	7,512
Fannie Mae Pool 647903
1.70%	04/01/27	[3]	61,107	62,825
Fannie Mae Pool 648860
6.50%	05/01/17		623,718	679,958
Fannie Mae Pool 655127
7.00%	07/01/32		37,918	42,221
Fannie Mae Pool 655133
7.00%	08/01/32		43,311	48,221
Fannie Mae Pool 655151
7.00%	08/01/32		45,360	50,498
Fannie Mae Pool 754001
3.61%	12/01/33	[3]	622,610	647,285
Fannie Mae Pool 762525
6.50%	11/01/33		151,209	165,961
Fannie Mae Pool 770900
2.45%	04/01/34	[3]	551,030	575,457
Fannie Mae Pool 805268
2.18%	01/01/35	[3]	590,159	606,125
Fannie Mae Pool 811267
3.07%	12/01/34	[3]	176,912	184,218
Fannie Mae Pool 893489
6.19%	09/01/36	[3]	458,991	488,969

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report June 2010

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0546
5.80%	11/01/37	[3]	$445,803	$476,727
Freddie Mac 1214 KA
1.21%	02/15/22	[3]	22,547	22,551
Freddie Mac 1526 L
6.50%	06/15/23		27,098	28,960
Freddie Mac 2043 CJ
6.50%	04/15/28		55,345	58,200
Freddie Mac 2368 AF
1.30%	10/15/31	[3]	1,055,513	1,072,182
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		184,775	10,462
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		230,605	8,196
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		49,041	6,331
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		198,980	16,871
Freddie Mac 2817 FA
0.85%	06/15/32	[3]	1,576,559	1,578,755
Freddie Mac 2856 ST
7.00%	09/15/23	[3]	169,301	170,333
Freddie Mac 2877 MV
4.75%	12/15/28		456,172	468,651
Freddie Mac 2906 NX (IO)
5.15%	12/15/34	[3]	3,004,729	77,478
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	20,911
Freddie Mac 3202 HS (IO)
6.30%	08/15/36	[3]	1,158,683	14,441
Freddie Mac 3330 PA
5.50%	02/15/26		543,742	547,777
Freddie Mac 3346 FA
0.58%	02/15/19	[3]	1,261,156	1,263,409
Freddie Mac 3626 MA
5.00%	02/15/30		1,023,904	1,094,369
Freddie Mac Gold C90237
6.50%	11/01/18		131,331	144,884
Freddie Mac Gold C90474
7.00%	08/01/21		181,595	202,693
Freddie Mac Gold D93410
6.50%	04/01/19		98,764	109,302
Freddie Mac Gold O30092
5.50%	10/01/15		70,857	75,254
Freddie Mac Gold P20295
7.00%	10/01/29		62,174	67,310
Freddie Mac Non Gold Pool 1G2627
6.02%	03/01/37	[3]	525,490	550,855

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 1J1393
6.24%	10/01/36	[3]	$610,936	$642,795
Freddie Mac Non Gold Pool 1J1509
6.33%	11/01/36	[3]	653,741	689,881
Freddie Mac Non Gold Pool 1J1534
5.70%	03/01/37	[3]	859,207	914,224
Freddie Mac Non Gold Pool 1N1446
4.68%	01/01/37	[3]	580,833	603,285
Freddie Mac Non Gold Pool 775554
4.02%	10/01/18	[3]	5,926	6,104
Freddie Mac Non Gold Pool 782824
2.72%	11/01/34	[3]	652,796	672,841
Freddie Mac Non Gold Pool 865369
4.86%	06/01/22	[3]	4,654	4,852
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		142,244	4,243
Ginnie Mae 2004-2 FW
1.75%	01/16/34	[3]	332,946	333,097
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		835,629	8,625
Ginnie Mae II Pool 80546
3.00%	10/20/31	[3]	40,035	41,004
Ginnie Mae II Pool 80610
4.38%	06/20/32	[3]	483,405	499,680
Ginnie Mae II Pool 80614
3.63%	07/20/32	[3]	62,193	63,966
Ginnie Mae II Pool 80687
4.50%	04/20/33	[3]	285,849	295,675
Ginnie Mae II Pool 81018
3.63%	08/20/34	[3]	206,055	211,928
Ginnie Mae II Pool 8339
3.13%	12/20/23	[3]	74,745	76,601
Ginnie Mae II Pool 8684
3.63%	08/20/25	[3]	106,335	109,366

				22,964,694

Total Mortgage-Backed
(Cost $52,180,684)				47,026,690

U.S. AGENCY SECURITIES — 8.33%
U.S. Agency Securities — 8.33%
Fannie Mae (STEP)
0.75%	01/22/13		1,240,000	1,240,042
Federal Home Loan Bank
0.33%	06/15/11	[3]	2,255,000	2,256,170
0.37%	11/28/11	[3]	1,125,000	1,125,814
Freddie Mac
0.29%	11/07/11	[3]	1,790,000	1,789,560
0.47%	02/03/12	[3]	1,015,000	1,016,062

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
1.25%	01/26/12	$900,000	$903,551

Total U.S. Agency Securities (Cost $8,326,489)			8,331,199

Total Bonds – 81.37% (Cost $90,227,994)			81,332,213

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 27.03%
Commercial Paper — 1.73%
General Electric Capital Corp.
0.25%[10]	07/14/10	$605,000	604,945
JPMorgan Chase & Co.
0.25%[10]	07/06/10	1,125,000	1,124,961

			1,729,906

Money Market Fund — 8.18%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.22%[11]		575,000	575,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[11,12]		7,600,000	7,600,000

			8,175,000

U.S. Agency Discount Notes — 17.12%
Fannie Mae
0.17%[10]	10/18/10	350,000	349,851
0.20%[10]	10/20/10	5,575,000	5,572,592
Freddie Mac
0.18%[10]	10/13/10	5,600,000	5,597,738
0.18%[10]	10/13/10	5,590,000	5,587,742

			17,107,923

Total Short Term Investments
(Cost $27,010,470)			27,012,829

Total Investments – 108.40%
(Cost $117,238,464)[1]			108,345,042

Liabilities in Excess of Other
Assets – (8.40)%			(8,397,721)

Net Assets – 100.00%			$99,947,321

Expiration Date	Credit Rating[a]	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
12/20/10	AAA	$—	$640	$16,045	$16,045
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
03/20/11	AAA	—	500	9,598	9,598

		$—	$1,140	$25,643	$25,643

	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)
	08/25/37	$(1,098,729)	$ 2,273	$(212,480)	$(1,311,209)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley
	08/25/37	(931,531)	1,927	(180,146)	(1,111,677)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.
	01/25/38	(2,836,384)	4,665	155,441	(2,680,943)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.
	05/25/46	(354,313)	456	(27,504)	(381,817)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(708,627)	912	(55,007)	(763,634)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston
	05/25/46	(421,264)	547	(36,916)	(458,180)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc
	05/25/46	(354,313)	456	(27,504)	(381,817)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)
	05/25/46	(282,581)	365	(22,873)	(305,454)

		$(6,987,742)	$11,601	$(406,989)	$(7,394,731)

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report June 2010

Ultra short Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $117,238,464 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$5,687,031
Gross unrealized depreciation	(14,580,453)

Net unrealized depreciation	$(8,893,422)

[2]	U.S. dollar denominated security issued by foreign domiciled entity.

[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $4,412,590 representing 4.41% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $64,271 which is 0.06% of total net assets.

[6]	Security is currently in default with regards to scheduled interest or principal payments.

[7]	Non-income producing security.

[8]	Expected maturity date.

[9]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA Term Loan A, 2.03%, 11/17/12	$587,281	$606,841	0.61%

[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of June 30, 2010.

[12]	Securities, or a portion there of, pledged as collateral for swaps. The total market value of collateral pledged is $7,600,000.

†	Fair valued security. The aggregate value of fair valued securities is $1,062,672 which is 1.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 88.92%
ASSET-BACKED SECURITIES — 15.27%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33	[2]	$34,360	$34,128
Aerco Ltd. 2A A4 (United Kingdom)
0.87%	07/15/25	2,3,4,†	7,719,360	7,101,944
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.61%	06/14/37	[2,4]	4,220,502	3,418,679
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27	[2]	40,389	38,882
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.65%	11/14/33	2,3,4,†	3,907,469	3,008,819
Bayview Financial Acquisition Trust 2005-A A1
1.35%	02/28/40	[2,4]	5,718,836	3,100,754
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
1.35%	12/28/40	2,4,†	8,562,279	4,881,503
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30	[2]	3,078,738	2,948,235
Capital One Prime Auto Receivables Trust 2006-2 A4
4.94%	07/15/12		6,354,703	6,381,581
Carrington Mortgage Loan Trust 2004-NC2 M1
1.04%	08/25/34	[2]	218,633	137,595
Carrington Mortgage Loan Trust 2007-FRE1 A3
0.61%	02/25/37	[2]	14,875,000	5,868,820
Castle Trust 2003-1AW A1
1.10%	05/15/27	2,4,†	3,240,531	2,398,048
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13	[2]	3,882,997	3,752,956
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
1.25%	02/25/32	[2]	748,923	240,108
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.51%	09/25/36	[2]	7,252,029	3,228,991
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A2
0.45%	01/25/37	[2]	216,473	205,904
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.53%	03/25/37	[2]	150,000	66,929
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.65%	07/25/37	[2]	90,000	35,558

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
2.00%	07/25/37	2,†	$8,520,000	$1,379,353
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	403,853	407,341
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		389,065	404,814
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[2]	35,076	35,234
Countrywide Asset-Backed Certificates 2007-11 2A1
0.41%	06/25/47	[2]	439,582	422,169
Countrywide Asset-Backed Certificates 2007-4 A1A
0.38%	09/25/37	[2]	4,912,923	4,522,205
Countrywide Asset-Backed Certificates 2007-7 2A1
0.43%	10/25/47	[2]	379,444	360,136
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36	[2]	3,126,789	1,886,167
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
0.58%	11/25/36	[2]	6,000,000	2,339,058
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.07%	02/25/37	2,†	20,580,000	11,936,754
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.41%	04/25/37	[2]	2,947,281	2,068,423
Discover Card Master Trust 2009-A2 A
1.65%	02/17/15	[2]	2,400,000	2,443,047
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,504	1,429
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		43,598	6,543
Ford Credit Auto Lease Trust 2009-A A2
2.60%	05/15/11	[4]	6,139,557	6,151,168
GE Dealer Floorplan Master Note Trust 2007-2 A
0.36%	07/20/12	[2]	6,525,000	6,523,757
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.65%	04/17/19	2,3,4,†	2,549,167	2,396,260
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.60%	11/17/20	2,3,4,†	2,437,500	2,230,354
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.59%	12/19/32	2,3,4,†	8,423,300	6,738,929
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.79%	06/25/30	[2]	2,627,542	1,416,713

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report June 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Green Tree 2008-MH1 A3
8.97%	04/25/38	[4]	$5,405,585	$5,839,914
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		3,048,488	2,959,303
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		107,923	79,244
GSAA Trust 2006-9 A4A
0.59%	06/25/36	[2]	13,188,285	6,324,444
GSC Partners Gemini Fund Ltd. 1A A (Cayman Islands)
0.94%	10/10/14	2,3,4,†	623,026	591,885
Home Equity Mortgage Trust 2006-1 A1B
0.48%	05/25/36	[2]	870,119	734,359
HSBC Home Equity Loan Trust 2005-3 M1
0.77%	01/20/35	[2]	4,272,522	3,960,143
HSBC Home Equity Loan Trust 2006-3 A4
0.59%	03/20/36	[2]	8,680,000	6,736,331
HSBC Home Equity Loan Trust 2007-1 AS
0.55%	03/20/36	[2]	10,787,459	8,788,158
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.54%	01/25/36	[2]	2,391,287	2,191,806
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	10/25/36	[2]	12,415,000	12,358,071
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37	[2]	15,300,000	11,121,991
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A2
0.40%	05/25/37	[2]	2,744,760	2,556,146
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV4
0.63%	03/25/47	[2]	50,000	18,597
Lehman ABS Manufactured Housing Contract Trust 2001-B AIOC (IO)
0.55%	05/15/41	2,5,†	356,919,551	5,378,331
Lehman XS Trust 2006-GP1 A4A
0.68%	05/25/46	[2]	12,240,489	3,129,053
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.56%	05/25/37	[2]	55,000	24,792
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.53%	06/25/37	[2]	19,057,200	8,893,185
Mid-State Trust 2004-1 B
8.90%	08/15/37		938,050	905,851
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	9,386,601	9,688,843

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I 2004-NC2 M2
2.15%	12/25/33	[2]	$230,939	$122,652
Morgan Stanley ABS Capital I 2007-HE7 M2
2.35%	07/25/37	[2]	3,525,000	241,558
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	14,553,770	10,304,724
Nationstar Home Equity Loan Trust 2007-A AV1
0.41%	03/25/37	[2]	2,237	2,206
Nationstar Home Equity Loan Trust 2007-A AV4
0.58%	03/25/37	[2]	5,928,000	3,262,309
Nationstar Home Equity Loan Trust 2007-B 2AV1
0.47%	04/25/37	[2]	336,174	320,780
Nationstar Home Equity Loan Trust 2007-C 2AV1
0.41%	06/25/37	[2]	39,990	38,600
Nationstar Home Equity Loan Trust 2007-C 2AV3
0.53%	06/25/37	[2]	7,807,200	4,382,509
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	[4,6,7]	8,806,150	2,810
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.66%	06/25/47	[2]	70,000	25,368
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25	[2]	9,537	8,878
Resmae Mortgage Loan Trust 2006-1 A1B
0.62%	02/25/36	[2,4]	2,142,840	389,800
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.48%	05/25/37	[2]	8,711,991	6,464,598
SG Mortgage Securities Trust 2006-FRE1 A1B
0.62%	02/25/36	[2]	1,747,971	1,062,932
Soundview Home Equity Loan Trust 2006-OPT1 2A4
0.62%	03/25/36	[2]	7,300,000	3,962,298
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.49%	12/25/36	[2]	12,000,000	9,630,011
Soundview Home Equity Loan Trust 2007-OPT5 M2
2.50%	10/25/37	[2,4]	90,000	9,185
Specialty Underwriting & Residential Finance 2005-AB1 A1C
0.69%	03/25/36	[2]	6,973,805	6,327,406
Structured Asset Securities Corp. 2007-BC2 A3
0.48%	03/25/37	[2]	1,000,000	790,873

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 2004-7HE A1
0.90%	07/25/34	[2,4]	$142,962	$123,395
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,4]	361,586	339,656
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.60%	05/15/20	[2,3,4]	2,384,583	2,171,458
Triton Container Finance LLC 2006-1A
0.52%	11/26/21	[2,4]	5,422,083	4,863,726
Triton Container Finance LLC 2007-1A
0.49%	02/26/19	[2,4]	3,602,083	3,320,430
Wells Fargo Home Equity Trust 2007-2 A1
0.44%	04/25/37	[2]	727,029	697,133

Total Asset-Backed Securities (Cost $311,023,932)				251,665,030

CORPORATES — 24.21%*
Banking — 4.88%
Ally Financial, Inc.
2.74%	12/01/14	[2]	1,424,000	1,215,740
Bank of America Corp. L (MTN)
5.65%	05/01/18		300,000	307,927
Bank of America N.A.
0.84%	06/15/17	[2]	2,500,000	2,145,548
BankAmerica Capital III
0.87%	01/15/27	[2]	2,881,000	1,872,650
BankAmerica Institutional Capital A
8.07%	12/31/26	[4]	5,250,000	5,131,875
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,722,170
Chase Capital II B
0.84%	02/01/27	[2]	6,655,000	5,018,476
City National Corp.
5.13%	02/15/13		8,000,000	8,364,256
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	8,390,000	5,974,100
Credit Suisse/New York (MTN) (Switzerland)
3.45%	07/02/12	[3]	1,825,000	1,885,877
5.00%	05/15/13	[3]	11,000,000	11,760,067
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[3]	7,640,000	8,162,973
JPMorgan Chase & Co.
4.75%	05/01/13		30,000	32,025
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[2]	1,500,000	1,443,450
Nationsbank Capital Trust III
0.85%	01/15/27	[2]	7,650,000	5,072,011
NB Capital Trust II
7.83%	12/15/26		3,200,000	3,096,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland Plc (The) (United Kingdom)
4.88%	03/16/15	[3]	$7,117,000	$7,088,489
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	6,141,624

				80,435,258

Communications — 1.06%
Cellco Partnership/Verizon Wireless Capital LLC
3.75%	05/20/11		5,440,000	5,573,008
Qwest Corp.
7.88%	09/01/11		7,220,000	7,544,900
Telecom Italia Capital SA (Luxembourg)
6.20%	07/18/11	[3]	4,060,000	4,208,190
Visant Holding Corp.
8.75%	12/01/13		200,000	203,000

				17,529,098

Electric — 1.71%
AES Corp. (The)
8.75%	05/15/13	[4]	92,000	93,840
Cedar Brakes I LLC
8.50%	02/15/14	[4]	1,772,066	1,776,009
Cedar Brakes II LLC
9.88%	09/01/13	[4]	6,004,583	6,199,978
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	109,751	107,681
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		2,500,000	2,586,913
11.88%	07/01/12		7,149,000	8,236,420
Mirant Mid Atlantic Pass-Through Trust A
8.63%	06/30/12		2,506,291	2,556,417
NiSource Finance Corp.
7.88%	11/15/10		2,050,000	2,095,231
W3A Funding Corp.
8.09%	01/02/17		4,332,070	4,513,527

				28,166,016

Energy — 1.07%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		450,000	417,375
Aquila Canada Finance Corp. (Canada)
7.75%	06/15/11	[3]	1,835,000	1,920,140
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	255,313
Comstock Resources, Inc.
6.88%	03/01/12		150,000	149,625
Corral Petroleum Holdings AB (Sweden)
2.00%	09/18/11	[2,3,4]	199,463	184,503

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report June 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	$575,000	$569,250
Massey Energy Co.
6.88%	12/15/13		375,000	367,969
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[3]	250,000	217,500
Premcor Refining Group, Inc. (The)
6.13%	05/01/11		8,000,000	8,218,512
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	4,†	5,000,000	5,039,453
Sonat, Inc.
7.63%	07/15/11		350,000	362,801

				17,702,441

Finance — 9.63%
Bear Stearns Cos., Inc. (The) (MTN)
6.95%	08/10/12		10,000,000	11,047,701
Citigroup, Inc.
5.30%	10/17/12		1,424,000	1,476,500
5.50%	04/11/13		11,034,000	11,477,214
5.50%	10/15/14		3,510,000	3,612,102
6.00%	12/13/13		2,500,000	2,624,815
6.38%	08/12/14		8,000,000	8,535,598
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		5,660,000	5,970,517
General Electric Capital Corp. (MTN)
0.68%	06/20/14	[2]	3,500,000	3,300,903
0.73%	05/05/26	[2]	6,300,000	4,932,409
General Electric Capital Corp. A (MTN)
0.80%	09/15/14	[2]	10,169,000	9,595,773
General Electric Capital Corp. E (MTN)
0.59%	03/20/14	[2]	5,500,000	5,184,256
Goldman Sachs Group, Inc. (The)
0.79%	01/12/15	[2]	2,500,000	2,304,160
1.15%	12/05/11	[2]	10,970,000	11,100,247
5.13%	01/15/15		1,400,000	1,472,092
5.45%	11/01/12		8,000,000	8,453,623
6.15%	04/01/18		2,500,000	2,622,820
Goldman Sachs Group, Inc. B (The) (MTN)
0.71%	07/22/15	[2]	800,000	723,230
JPMorgan Chase Capital XIII M
1.48%	09/30/34	[2]	2,465,000	1,836,161
JPMorgan Chase Capital XXI U
1.29%	02/02/37	[2]	3,250,000	2,371,070
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[2,6,7]	4,835,000	918,650
8.92%	02/16/17	[6,7]	4,198,000	797,620
11.00%	11/07/16	[2,6,7]	6,776,000	1,287,440

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
MBNA Capital A
8.28%	12/01/26		$1,074,000	$1,055,205
MBNA Capital B
1.14%	02/01/27	[2]	2,891,000	1,960,965
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	31,988
8.95%	05/18/17	[2]	30,000	32,213
9.57%	06/06/17	[2]	5,184,000	5,695,920
Morgan Stanley
0.55%	01/18/11	[2]	4,405,000	4,377,411
0.78%	10/15/15	[2]	2,830,000	2,529,491
0.89%	06/20/12	[2]	9,655,000	9,745,730
4.20%	11/20/14		750,000	741,310
6.00%	05/13/14		1,325,000	1,407,729
Morgan Stanley (MTN)
5.63%	01/09/12		5,000,000	5,217,406
Morgan Stanley 1
1.39%	12/01/11	[2]	4,115,000	4,175,453
Morgan Stanley G (MTN)
0.60%	01/09/14	[2]	1,405,000	1,294,574
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	[3]	977,867	1,002,548
Power Receivable Finance LLC
6.29%	01/01/12	[4]	786,497	802,306
6.29%	01/01/12		825,543	842,136
Prudential Holdings LLC (AGM)
1.41%	12/18/17	[2,4]	10,665,000	9,103,825
Woodbourne Capital Trust I
2.73%	04/08/49	[2,4,5]	1,000,000	430,000
Woodbourne Capital Trust II
2.73%	04/08/49	[2,4,5]	1,000,000	430,000
Woodbourne Capital Trust IV
2.73%	04/08/49	[2,4,5]	1,000,000	430,000
ZFS Finance USA Trust I
6.15%	12/15/65	[2,4]	6,000,000	5,640,000

				158,591,111

Health Care — 0.50%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		250,000	257,500
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,900,555

				8,158,055

Insurance — 1.45%
Berkshire Hathaway, Inc.
0.86%	02/11/13	[2]	5,475,000	5,488,923
Farmers Insurance Exchange
6.00%	08/01/14	[4]	2,000,000	2,068,510

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
2.44%	06/10/11	[2,4]	$2,000,000	$2,025,608
2.88%	09/17/12	[4]	2,810,000	2,849,110
5.13%	04/10/13	[4]	4,550,000	4,924,337
5.13%	06/10/14	[4]	3,230,000	3,511,960
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,4]	3,550,000	3,021,156

				23,889,604

Materials — 0.01%
Lyondell Chemical Co.
11.00%	05/01/18		93,569	100,821

Real Estate Investment Trust (REIT) — 2.43%
AvalonBay Communities, Inc. (MTN)
6.13%	11/01/12		1,057,000	1,142,881
Duke Realty LP
5.88%	08/15/12		956,000	1,003,346
6.25%	05/15/13		9,000,000	9,598,365
HCP, Inc.
6.45%	06/25/12		4,000,000	4,264,300
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	7,875,515
Liberty Property LP
5.13%	03/02/15		4,180,000	4,323,269
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,540,435
WEA Finance LLC/WT Finance
7.50%	06/02/14	[4]	4,000,000	4,585,762
Westfield Capital Corp. Ltd. (Multinational)
4.38%	11/15/10	[3,4]	5,690,000	5,752,283

				40,086,156

Services — 0.03%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	349,687
United Rentals North America, Inc.
7.00%	02/15/14		125,000	118,125

				467,812

Transportation — 1.44%
American Airlines Pass-Through Trust 2001-02
6.98%	04/01/11	[8]	10,790	10,763
American Airlines Pass-Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		4,709,273	4,715,018
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		185,249	185,712

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines, Inc. 2001 A1
6.62%	03/18/11		$3,125,920	$3,110,290
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		8,751,000	9,111,979
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,500,000	1,517,250
UAL Pass-Through Trust 2009-1
10.40%	11/01/16		4,645,555	5,017,200

				23,668,212

Total Corporates (Cost $397,088,926)				398,794,584

BANK LOANS — 0.62%*
Communications — 0.08%
Charter Communications, Inc. Term Loan 3rd Lien
3.04%	09/06/14	[9]	500,000	446,750
Dex Media West LLC Term Loan
7.50%	10/24/14	[2,9]	846,058	762,661
Univision Communications, Inc. 1st Lien Strip
2.60%	09/29/14	[9]	124,211	104,562

				1,313,973

Electric — 0.04%
TPF Generation Holdings LLC 2nd Lien
4.78%	12/15/14	[9]	250,000	224,250
TXU Energy Term Loan B3
3.85%	10/10/14	[9]	486,250	360,661

				584,911

Health Care — 0.38%
Carestream Health, Inc. Term Loan
5.60%	10/30/13	[9]	500,000	463,541
HCA Term Loan A
2.03%	11/17/12	[9]	6,081,382	5,760,529

				6,224,070

Insurance — 0.01%
Asurion Corp. Term Loan
3.36%	07/07/14	[9]	248,125	235,542

Services — 0.04%
Cengage Learning Term Loan B
3.03%	07/03/14	[9]	729,375	631,912

Transportation — 0.07%
Delta Air Lines, Inc. Term Loan 1st Lien
2.21%	04/30/12	[9]	960,102	919,298

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report June 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
United Air Lines, Inc.
2.36%	02/01/14	[9]	$346,111	$304,954

				1,224,252

Total Bank Loans (Cost $10,574,855)				10,214,660

MORTGAGE-BACKED — 32.03%**
Commercial Mortgage-Backed — 7.91%
Bayview Commercial Asset Trust 2005-1A A1
0.65%	04/25/35	[2,4]	1,152,607	913,306
Bayview Commercial Asset Trust 2005-2A A1
0.66%	08/25/35	[2,4]	602,935	414,187
Bayview Commercial Asset Trust 2006-3A A1
0.60%	10/25/36	[2,4]	4,968,913	3,283,341
Bayview Commercial Asset Trust 2007-1 A1
0.57%	03/25/37	[2,4]	142,580	103,825
Bayview Commercial Asset Trust 2007-3 A1
0.59%	07/25/37	[2,4]	686,963	421,515
Bear Stearns Commercial Mortgage Securities 2007-T28 AAB
5.75%	09/11/42		5,247,000	5,755,490
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4
4.68%	08/13/39	[2]	7,195,000	7,609,799
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42	[2]	7,620,000	8,121,241
Chase Commercial Mortgage Securities Corp. 2000-3 A2
7.32%	10/15/32		6,901,401	6,920,961
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.02%	12/10/49	[2]	8,485,000	8,407,685
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		2,950,823	2,951,627
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49	[2]	8,000,000	8,183,874
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		4,801,716	4,847,346
GE Capital Commercial Mortgage Corp. 2005-C4 A3A
5.51%	11/10/45	[2]	2,235,000	2,358,426
GMAC Commercial Mortgage Securities, Inc. 2000-C3 A2
6.96%	09/15/35		5,090,880	5,129,828

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4
4.91%	03/10/38		$410,000	$418,279
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7
5.32%	06/10/36	[2]	7,150,000	7,520,942
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.89%	07/10/38	[2]	5,955,000	6,235,482
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.74%	02/12/49	[2]	1,918,000	1,911,934
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2
5.97%	06/15/49	[2]	4,179,000	4,319,978
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2
5.83%	02/15/51		7,450,000	7,733,893
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	3,030,000	3,045,340
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		2,830,000	2,771,643
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[2]	4,840,000	4,788,144
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50	[2]	7,300,000	7,155,353
Morgan Stanley Capital I 2005-T19 A4A
4.89%	06/12/47		405,000	429,416
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,570,000	2,666,385
Morgan Stanley Capital I 2007-T27 A4
5.80%	06/11/42	[2]	265,000	278,105
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4
6.39%	07/15/33		4,488,703	4,637,611
TIAA Seasoned Commercial Mortgage Trust 2007-C4 A3
6.07%	08/15/39	[2]	10,040,000	10,956,579

				130,291,535

Non-Agency Mortgage-Backed — 10.52%
Adjustable Rate Mortgage Trust 2005-1 1A1
3.66%	05/25/35	2,†	10,711,909	6,870,491
American Home Mortgage Assets 2007-2 A1
0.47%	03/25/47	[2]	21,254,377	10,760,998
American Home Mortgage Assets 2007-4 A2
0.54%	08/25/37	[2]	22,500,000	14,999,951

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Investment Trust 2004-2 2A
2.68%	02/25/44	[2]	$13,547,607	$12,146,118
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		10,304,182	7,485,303
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		9,089,208	6,467,081
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[3,4,5]	571,163	45,693
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.55%	11/25/36	[2]	13,310,871	7,126,567
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.56%	06/25/37	[2]	16,391,521	8,808,336
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,5]	9,000	1,080
BlackRock Capital Finance LP 1997-R2 AP
10.32%	12/25/35	[2,4,5]	14,653	14,661
Chase Mortgage Finance Corp. 2007-A2 2A3
3.56%	07/25/37	[2]	11,674,446	11,230,677
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		4,617,134	4,530,322
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.53%	05/25/36	[2,4]	3,416,131	1,863,267
Chevy Chase Mortgage Funding Corp. 2005-AA B2
0.97%	01/25/36	[2,4]	702,064	–
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	582,081	581,745
Countrywide Alternative Loan Trust 2005-27 2A1
1.77%	08/25/35	[2]	2,345,238	1,072,532
Countrywide Alternative Loan Trust 2005-51 2A2A
0.64%	11/20/35	[2]	62,391	60,697
Countrywide Alternative Loan Trust 2005-59 1A1
0.67%	11/20/35	[2]	9,927,968	5,759,825
Countrywide Alternative Loan Trust 2005-72 A1
0.62%	01/25/36	[2]	881,148	534,859
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		8,779,456	7,616,144
Countrywide Alternative Loan Trust 2006-OA12 A2
0.56%	09/20/46	[2]	4,924,779	2,156,596

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.11%	08/25/34	[2]	$111,138	$110,609
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.26%	01/25/26	[2,4,5]	98,077	61
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.56%	03/19/45	[2]	3,823,076	2,178,060
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
1.35%	04/19/47	[2]	89,180	51,815
First Horizon Alternative Mortgage Securities 2004-AA3 A1
2.33%	09/25/34	[2]	35,054	27,874
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		27,944	28,178
Harborview Mortgage Loan Trust 2006-3 2A1A
6.23%	06/19/36	[2]	2,976,098	1,665,933
Harborview Mortgage Loan Trust 2007-2 2A1A
0.51%	05/25/38	[2]	15,930,663	8,645,651
Impac CMB Trust 2005-5 A1
0.67%	08/25/35	[2]	5,544,904	3,890,693
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.74%	12/25/34	[2]	637,590	334,085
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.75%	11/25/34	[2]	2,407,113	1,484,322
JPMorgan Mortgage Trust 2005-A3 5A3
2.84%	06/25/35	[2]	156,547	122,601
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.18%	01/25/34	[2]	127,777	127,683
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.63%	01/25/34	[2]	266,596	238,672
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.77%	06/25/34	[2]	273,190	224,110
MASTR Seasoned Securities Trust 2004-1 4A1
3.15%	10/25/32	[2]	844,214	689,358
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.42%	06/25/37	[2]	7,721,461	3,998,107
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		2,605,202	2,693,045

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report June 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		$5,063,451	$4,740,458
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
2.76%	12/27/35	[2]	17,465,485	9,802,722
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.55%	10/25/36	[2]	15,431,780	8,547,964
Structured Asset Securities Corp. 2002-5A 6A
6.16%	04/25/32	[2]	24,965	23,622
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.19%	04/25/47	[2]	15,608,195	8,268,574
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[2]	470,978	467,319
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.68%	01/25/45	[2]	1,453,859	1,103,380
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.33%	07/25/46	[2]	10,828,854	3,768,582

				173,366,421

U.S. Agency Mortgage-Backed — 13.60%
Fannie Mae 1997-76 FS
0.83%	09/17/27	[2]	56,605	56,012
Fannie Mae 2006-B2 AB
5.50%	05/25/14		5,663,856	5,817,141
Fannie Mae 2007-64 FA
0.82%	07/25/37	[2]	8,672,996	8,630,345
Fannie Mae 2010-26 S (IO)
5.88%	11/25/36	[2]	83,097,481	8,805,882
Fannie Mae 2010-43 DP
5.00%	05/25/40		14,284,163	15,139,147
Fannie Mae G92-10 Z
7.75%	01/25/22		16,657	18,688
Fannie Mae Pool 555177
2.55%	01/01/33	[2]	68,620	71,343
Fannie Mae Pool 555284
7.50%	10/01/17		3,982	4,309
Fannie Mae Pool 555424
5.50%	05/01/33		17,585,789	18,939,070
Fannie Mae Pool 567002
8.00%	05/01/23		124,869	143,041
Fannie Mae Pool 735861
6.50%	09/01/33		56,481	63,068
Fannie Mae Pool 745383
2.95%	12/01/35	[2]	2,948,140	3,080,709

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 770900
2.45%	04/01/34	[2]	$821,405	$857,818
Fannie Mae Pool 805256
3.25%	01/01/35	[2]	1,024,243	1,058,786
Fannie Mae Pool 890141
5.50%	12/01/20		18,565,188	20,112,124
Fannie Mae Pool 942553
5.89%	08/01/37	[2]	12,785,917	13,621,004
Fannie Mae Pool 995793
5.50%	09/01/36		15,085,610	16,244,138
Freddie Mac 2174 PN
6.00%	07/15/29		3,377,495	3,691,052
Freddie Mac 2454 FQ
1.35%	06/15/31	[2]	57,577	58,755
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		479,306	17,035
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		34,490	2,924
Freddie Mac 3346 FA
0.58%	02/15/19	[2]	18,216,417	18,248,963
Freddie Mac 3626 MA
5.00%	02/15/30		9,967,549	10,653,515
Freddie Mac 3672 A
6.00%	05/15/40		10,554,599	11,321,445
Freddie Mac Gold A45796
7.00%	01/01/33		38,079	43,201
Freddie Mac Gold C46104
6.50%	09/01/29		41,175	45,835
Freddie Mac Gold G13032
6.00%	09/01/22		11,408,246	12,463,509
Freddie Mac Gold G13475
6.00%	01/01/24		1,403,523	1,529,566
Freddie Mac Non Gold Pool 1B1928
3.41%	08/01/34	[2]	2,340,195	2,432,972
Freddie Mac Non Gold Pool 1G2627
6.02%	03/01/37	[2]	7,549,936	7,914,364
Freddie Mac Non Gold Pool 1J1393
6.24%	10/01/36	[2]	8,540,829	8,986,215
Freddie Mac Non Gold Pool 1J1509
6.33%	11/01/36	[2]	6,127,041	6,465,755
Freddie Mac Non Gold Pool 1L0113
3.47%	05/01/35	[2]	2,437,125	2,545,221
Freddie Mac Non Gold Pool 1N0371
6.19%	01/01/37	[2]	7,899,785	8,408,499
Freddie Mac Non Gold Pool 1N1446
4.68%	01/01/37	[2]	6,644,561	6,901,403
Freddie Mac Non Gold Pool 1Q0196
5.79%	02/01/37	[2]	5,521,781	5,870,827

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 786781
3.38%	08/01/29	[2]	$172,572	$179,547
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		589,792	17,592
Ginnie Mae GNSF (TBA)
4.50%	07/15/40		854,000	889,761
5.00%	07/15/40		1,020,000	1,086,619
Ginnie Mae I Pool 422972
6.50%	07/15/29		70,908	79,519
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,774	2,053
Ginnie Mae II Pool 2020
8.50%	06/20/25		4,036	4,679
Ginnie Mae II Pool 2286
8.50%	09/20/26		4,118	4,781
Ginnie Mae II Pool 2487
8.50%	09/20/27		22,610	26,289
Ginnie Mae II Pool 80059
4.38%	04/20/27	[2]	57,079	59,001
Ginnie Mae II Pool 80589
3.50%	03/20/32	[2]	159,009	163,097
Ginnie Mae II Pool 80610
4.38%	06/20/32	[2]	40,691	42,061
Ginnie Mae II Pool 80968
3.63%	07/20/34	[2]	1,120,172	1,154,354
Ginnie Mae II Pool 81201
3.00%	01/20/35	[2]	27,345	27,993
Ginnie Mae II Pool 8599
3.38%	02/20/25	[2]	49,336	50,574

				224,051,601

Total Mortgage-Backed
(Cost $581,970,854)				527,709,557

MUNICIPAL BONDS — 0.98%*
California — 0.51%
State of California, Recreational Facility Improvements, G.O., Taxable Variable Purpose 3
5.45%	04/01/15		1,715,000	1,800,818
State of California, Refunding Bonds, G.O., Taxable Variable Purpose
4.85%	10/01/14		4,500,000	4,670,505
State of California, School Improvements, G.O., Taxable Variable Purpose
5.50%	03/01/16		1,775,000	1,846,444

				8,317,767

Illinois — 0.47%
State of Illinois, Pension Funding G.O., Taxable

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
4.07%	01/01/14		$7,900,000	$7,809,229

Total Municipal Bonds (Cost $15,983,970)				16,126,996

U.S. AGENCY SECURITIES — 6.37%
Fannie Mae 1
2.00%	04/19/13		15,795,000	16,003,101
Federal Home Loan Bank
0.33%	06/15/11	[2]	32,665,000	32,681,953
Freddie Mac
0.29%	11/07/11	[2]	8,880,000	8,877,816
0.47%	02/03/12	[2]	14,440,000	14,455,104
1.00%	08/28/12		16,365,000	16,438,364
1.25%	01/26/12		16,405,000	16,469,718
Total U.S. Agency Securities (Cost $104,754,808)				104,926,056

U.S. TREASURY SECURITIES — 9.44%
U.S. Treasury Notes — 9.44%
U.S. Treasury Notes
0.63%	06/30/12		100,000,000	100,023,600
1.13%	06/15/13		28,162,000	28,278,478
2.13%	05/31/15		26,770,000	27,234,352

				155,536,430

Total U.S. Treasury Securities (Cost $154,935,785)				155,536,430

Total Bonds – 88.92% (Cost $1,576,333,130)				1,464,973,313

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 18.41%
Money Market Fund — 9.69%
Dreyfus Cash Advantage Fund
0.19%[10]			$38,167,000	38,167,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.22%[10]			73,690,000	73,690,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[10,11]			47,791,100	47,791,100

				159,648,100

U.S. Agency Discount Notes — 8.63%
Fannie Mae
0.17%[12]	10/18/10		7,230,000	7,226,935
Freddie Mac
0.17%[12]	10/13/10		80,995,000	80,962,278

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report June 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
0.17%[12]	10/19/10		$53,990,000	$53,966,892

				142,156,105

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
0.15%[12]	08/12/10	[13]	1,475,000	1,474,922

Total Short Term Investments (Cost $303,266,297)				303,279,127

Total Investments – 107.33% (Cost $1,879,599,427)[1]				1,768,252,440

Liabilities in Excess of Other Assets – (7.33)%				(120,837,842)

Net Assets – 100.00%				$1,647,414,598

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS: LONG POSITIONS
856	U.S. Treasury Two Year Note,
	Expiration September 2010	$754,279

	Net unrealized appreciation	$754,279

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
09/20/12	$–	$4,250	$ (18,693)	$ (18,693)
The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	1,250	(866)	(866)
The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.
12/20/12	–	2,750	(4,648)	(4,648)
The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
12/20/12	–	1,850	(116,644)	(116,644)
The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.
12/20/12	–	2,800	(170,335)	(170,335)
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.
12/20/12	–	1,425	(13,211)	(13,211)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.
12/20/12	$ –	$1,325	$ (11,623)	$ (11,623)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG
03/20/13	–	900	(37,908)	(37,908)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley
03/20/13	–	900	(37,908)	(37,908)
The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)
06/20/13	–	1,600	(52,420)	(52,420)
The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG
12/20/13	–	275	(28,478)	(28,478)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG
03/20/14	–	275	(13,721)	(13,721)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston
12/20/14	(42,303)	2,930	(21,005)	(63,308)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG
12/20/14	(42,375)	2,935	(21,041)	(63,416)
The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.
03/20/15	–	1,800	(108,779)	(108,779)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.
09/20/16	45,305	1,170	77,181	122,486
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG
09/20/16	48,018	895	45,679	93,697
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)
09/20/16	47,750	890	45,423	93,173
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG
09/20/16	142,907	4,200	309,150	452,057

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

	Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	$131,374	$ 3,600	$ 256,103	$ 387,477

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	35,333	1,900	169,169	204,502

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

	09/20/16	67,520	1,900	136,982	204,502

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	82,951	2,275	161,913	244,864

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

	09/20/16	26,487	9,950	624,625	651,112

		$542,967	$54,045	$1,168,945	$1,711,912

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

12/20/10	AAA	$–	$3,250	$81,477	$81,477

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

03/20/11	AAA	–	5,500	105,580	105,580

		$–	$8,750	$187,057	$187,057

	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.
	08/25/37	$(728,399)	$1,976	$(411,783)	$(1,140,182)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

	08/25/37	(1,944,869)	3,656	(164,467)	(2,109,336)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

	08/25/37	(3,152,873)	6,521	(609,726)	(3,762,599)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	$(1,502,728)	$3,162	$(321,563)	$(1,824,291)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	(2,675,165)	5,533	(517,343)	(3,192,508)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	(1,219,430)	7,538	(3,130,363)	(4,349,793)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(9,565,253)	15,731	524,200	(9,041,053)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(2,563,726)	3,970	282,072	(2,281,654)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(4,022,631)	5,955	600,150	(3,422,481)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

05/25/46	(3,117,959)	4,014	(242,030)	(3,359,989)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(4,251,762)	5,474	(330,042)	(4,581,804)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(2,948,844)	3,832	(258,419)	(3,207,263)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

05/25/46	(2,480,194)	3,193	(192,525)	(2,672,719)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

05/25/46	(2,331,296)	3,011	(188,696)	(2,519,992)
The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.
05/25/46	(1,766,065)	4,898	(532,245)	(2,298,310)

	$(44,271,194)	$78,464	$(5,492,780)	$(49,763,974)

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report June 2010

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,879,599,427 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$52,715,092
Gross unrealized depreciation	(164,062,079)

Net unrealized depreciation	$(111,346,987)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.
[3]	U.S. dollar denominated security issued by foreign domiciled entity.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $140,505,942 representing 8.53% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $6,729,826 which is 0.41% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Expected maturity date.

[9]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan,
	3.36%, 07/07/14	$246,700	$235,542	0.01%
06/01/07	Carestream Health, Inc.
	Term Loan, 5.60%,
	10/30/13	503,588	463,541	0.03%
06/27/07	Cengage Learning Term
	Loan B, 3.03%, 07/03/14	725,174	631,912	0.04%
06/04/07	Charter Communications,
	Inc. Term Loan 3rd Lien, 3.04%,
	09/06/14	501,807	446,750	0.03%
04/25/07	Delta Air Lines, Inc. Term
	Loan 1st Lien, 2.21%,
	04/30/12	960,102	919,298	0.05%
12/30/08	Dex Media West LLC
	Term Loan, 7.50%,
	10/24/14	519,325	762,661	0.04%
10/22/07	HCA Term Loan A, 2.03%,
	11/17/12	5,924,129	5,760,529	0.35%
11/06/07	TPF Generation Holdings
	LLC 2nd Lien, 4.78%,
	12/15/14	243,311	224,250	0.02%
10/31/07	TXU Energy Term Loan
	B3, 3.85%, 10/10/14	486,250	360,661	0.02%
02/01/07	United Air Lines, Inc.,
	2.36%, 02/01/14	346,111	304,954	0.02%
11/30/07	Univision Communications, Inc. 1st Lien Strip,
	2.60%, 09/29/14	118,358	104,562	0.01%

		$10,574,855	$10,214,660	0.62%

[10]	Represents the current yield as of June 30, 2010.
[11]	Securities, or a portion there of, pledged as collateral for swaps. The total market value of collateral pledged is $47,791,100.
[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion there of, pledged as collateral for futures. The total market value of collateral pledged is $1,314,750.
†

Fair valued security. The aggregate value of fair valued securities is $59,952,124 which is 3.64% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.)

(AMBAC): American Municipal Bond Assurance Corp.

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.85%
ASSET-BACKED SECURITIES — 12.38%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$3,092	$3,072
Aerco Ltd. 2A A3 (United Kingdom)
0.80%	07/15/25	[2,3,4]	1,699,781	1,019,868
Aerco Ltd. 2A A4 (United Kingdom)
0.87%	07/15/25	2,3,4,†	860,000	791,215
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.61%	06/14/37	[3,4]	559,772	453,425
Ameriquest Mortgage Securities, Inc. 2005-R6 A2
0.55%	08/25/35	[3]	910,065	858,232
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.65%	11/14/33	2,3,4,†	485,400	373,766
Bayview Financial Acquisition Trust 2005-A A1
1.35%	02/28/40	[3,4]	713,281	386,741
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
1.35%	12/28/40	3,4,†	1,159,677	661,152
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		13,673	12,810
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	2,4,†	650,000	622,030
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-2 1A4
5.32%	02/25/35		15,379	14,137
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.53%	03/25/37	[3]	1,526,500	681,111
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	148,080	149,358
Conseco Finance 2002-A A5 (STEP)
7.55%	04/15/32		271,182	280,792
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	310,675	164,427
Conseco Finance 2002-C MF2
6.98%	06/15/32	[3]	19,765	19,709
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31		112,895	109,845
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27		1,060,000	1,105,629
Countrywide Asset-Backed Certificates 2004-AB1 2A3
0.87%	02/25/35	[3]	690,182	666,997

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.41%	04/25/37	[3]	$472,489	$331,596
Discover Card Master Trust 2009-A2 A
1.65%	02/17/15	[3]	325,000	330,829
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 M1
0.58%	12/25/37	[3]	2,500,000	81,165
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.65%	04/17/19	2,3,4,†	421,667	396,374
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.60%	11/17/20	2,3,4,†	162,500	148,690
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		31	27
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		485,428	471,227
HSBC Home Equity Loan Trust 2006-4 A3V
0.50%	03/20/36	[3]	1,500,000	1,388,457
HSBC Home Equity Loan Trust 2007-2 M1
0.66%	07/20/36	3,†	1,110,000	643,819
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		540,597	396,514
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		179,098	132,072
JP Morgan Mortgage Acquisition Corp. 2006-FRE1 A3
0.54%	05/25/35	[3]	1,058,397	903,265
JPMorgan Mortgage Acquisition Corp. 2007-CH4 A3
0.46%	05/25/37	[3]	1,195,000	737,849
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[4]	17,558	17,399
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.53%	06/25/37	[3]	811,700	378,786
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.60%	06/25/37	[3]	1,500,000	690,553
Mid-State Trust 11 A1
4.86%	07/15/38		1,348,150	1,298,527
Mid-State Trust 2004-1 A
6.01%	08/15/37		320,912	334,560
Mid-State Trust 2004-1 B
8.90%	08/15/37		234,513	226,463
Mid-State Trust 2005-1 M2
7.08%	01/15/40		1,065,283	963,116

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report June 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I 2006-HE6 A2B
0.45%	09/25/36	[3]	$233,537	$211,162
Nationstar Home Equity Loan Trust 2006-B AV4
0.63%	09/25/36	[3]	2,450,000	1,186,115
Nationstar Home Equity Loan Trust 2007-C 2AV2
0.48%	06/25/37	[3]	1,150,000	802,791
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		36,643	36,619
Option One Mortgage Loan Trust 2007-6 2A4
0.60%	07/25/37	[3]	2,159,800	843,259
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,220	1,264
Residential Asset Mortgage Products, Inc. 2003-RS1 AI5 (STEP)
5.69%	03/25/33		15,836	7,770
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		24,391	22,243
Resmae Mortgage Loan Trust 2006-1 A1B
0.62%	02/25/36	[3,4]	121,428	22,089
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.50%	07/25/36	[3]	2,700,000	995,001
SG Mortgage Securities Trust 2006-FRE1 A1B
0.62%	02/25/36	[3]	89,640	54,509
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.49%	12/25/36	[3]	1,680,000	1,348,202
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.50%	06/25/37	[3]	1,872,000	882,423
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.48%	08/25/37	[3]	1,170,000	776,084
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[4]	52,100	52,460
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[3,4]	25,266	23,734
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.60%	05/15/20	[2,3,4]	516,250	470,109
Triton Container Finance LLC 2006-1A
0.52%	11/26/21	[3,4]	721,875	647,537
Triton Container Finance LLC 2007-1A
0.49%	02/26/19	[3,4]	452,083	416,734
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	3,657	1,597

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		$118,429	$109,901
Wells Fargo Home Equity Trust 2006-1 A3
0.50%	05/25/36	[3]	475,671	461,199

Total Asset-Backed Securities (Cost $29,094,299)				27,618,406

CORPORATES — 25.83%*
Banking — 5.15%
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[2,4]	600,000	665,199
BAC Capital Trust XV
1.34%	06/01/56	[3]	1,432,000	939,852
Bank of America N.A.
0.84%	06/15/17	[3]	600,000	514,931
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	850,000	897,860
Capital One Financial Corp. (MTN)
5.70%	09/15/11		876,000	915,928
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	770,000	548,278
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	700,000	748,368
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[2]	500,000	547,144
6.00%	02/15/18	[2]	575,000	600,907
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[2]	760,000	812,024
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	120,000	90,900
HBOS Plc (United Kingdom)
6.75%	05/21/18	[2,4]	915,000	857,712
JPMorgan Chase Bank N.A.
0.87%	06/13/16	[3]	600,000	557,093
6.00%	07/05/17		600,000	650,468
Lloyds Banking Group Capital No. 1 Plc (United Kingdom)
8.00%	12/29/49	[2,3]	775,000	608,375
Nationsbank Capital Trust III
0.85%	01/15/27	[3]	616,000	408,413
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	825,000	871,858
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	259,566

				11,494,876

Communications — 0.69%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	392,722

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Qwest Corp.
7.88%	09/01/11		$575,000	$600,875
Telecom Italia Capital SA (Luxembourg)
6.20%	07/18/11	[2]	520,000	538,980

				1,532,577

Electric — 2.72%
Cedar Brakes II LLC
9.88%	09/01/13	[4]	323,136	333,652
Entergy Louisiana LLC
5.83%	11/01/10		758,000	759,323
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		1,060,000	1,221,234
NiSource Finance Corp.
10.75%	03/15/16		450,000	577,335
PG&E Corp.
5.75%	04/01/14		910,000	1,008,992
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	501,037
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	588,058
Texas-New Mexico Power Co.
9.50%	04/01/19	[4]	800,000	1,014,521
Union Electric Co.
6.70%	02/01/19		54,000	62,877

				6,067,029

Energy — 1.61%
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		450,000	515,966
Sabine Pass LNG LP
7.25%	11/30/13		935,000	846,175
Southern Union Co.
7.20%	11/01/66	[3]	910,000	806,488
Valero Energy Corp.
9.38%	03/15/19		1,071,000	1,299,302
Williams Cos., Inc. (The)
7.88%	09/01/21		112,000	128,608

				3,596,539

Finance — 9.14%
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		1,140,000	1,333,163
Citigroup Funding, Inc. 2
0.67%	04/30/12	[3]	655,000	660,558
Citigroup, Inc.
0.63%	11/05/14	[3]	625,000	573,047
1.05%	08/25/36	[3]	205,000	134,869
5.50%	04/11/13		451,000	469,116

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.50%	10/15/14		$371,000	$381,792
6.01%	01/15/15		250,000	262,480
6.38%	08/12/14		535,000	570,818
6.50%	08/19/13		408,000	434,899
8.50%	05/22/19		300,000	358,215
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		625,000	659,288
Ford Motor Credit Co. LLC
8.63%	11/01/10		319,000	324,306
General Electric Capital Corp.
5.63%	05/01/18		730,000	782,782
General Electric Capital Corp. (MTN)
1.38%	05/22/13	[3]	340,000	337,331
6.88%	01/10/39		300,000	332,331
General Electric Capital Corp. A (MTN)
0.80%	09/15/14	[3]	1,394,000	1,315,420
General Electric Capital Corp. E (MTN)
0.59%	03/20/14	[3]	300,000	282,778
Goldman Sachs Group, Inc. (The)
0.53%	02/06/12	[3]	210,000	204,818
1.15%	12/05/11	[3]	785,000	794,320
5.13%	01/15/15		750,000	788,620
6.15%	04/01/18		600,000	629,477
7.50%	02/15/19		800,000	916,917
Goldman Sachs Group, Inc. (The) (MTN)
6.00%	05/01/14		250,000	268,896
Goldman Sachs Group, Inc. B (The) (MTN)
0.71%	07/22/15	[3]	100,000	90,404
JPMorgan Chase Capital XIII M
1.48%	09/30/34	[3]	1,070,000	797,036
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[3,5,6]	452,000	85,880
8.92%	02/16/17	[5,6]	260,000	49,400
11.00%	11/07/16	[3,5,6]	502,000	95,380
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,5,6]	271,000	51,490
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	510,000	543,787
8.95%	05/18/17	[3]	410,000	440,238
9.57%	06/06/17	[3]	319,000	350,501
Morgan Stanley
0.55%	01/18/11	[3]	345,000	342,839
0.78%	10/15/15	[3]	187,000	167,143
0.89%	06/20/12	[3]	1,150,000	1,160,807
5.38%	10/15/15		800,000	811,222
6.75%	04/15/11		180,000	186,266
Morgan Stanley (MTN)
0.75%	10/18/16	[3]	570,000	499,178

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report June 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley G (MTN)
0.60%	01/09/14	[3]	$615,000	$566,664
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	[2]	50,000	51,262
Power Receivable Finance LLC
6.29%	01/01/12		170,129	173,548
Prime Property Funding II, Inc.
5.60%	06/15/11	[4]	206,000	209,087
Prudential Holdings LLC (AGM)
1.41%	12/18/17	[3,4]	500,000	426,808
ZFS Finance USA Trust I
6.15%	12/15/65	[3,4]	500,000	470,000

				20,385,181

Health Care — 0.97%
HCA, Inc.
8.50%	04/15/19		430,000	455,800
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	817,151
WellPoint, Inc.
6.00%	02/15/14		800,000	897,810

				2,170,761

Insurance — 1.42%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[2]	244,000	269,052
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[2]	375,000	393,750
MetLife, Inc.
7.72%	02/15/19		270,000	321,881
Metropolitan Life Global Funding I
5.13%	06/10/14	[4]	800,000	869,835
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[4]	440,000	389,022
Pricoa Global Funding I
5.45%	06/11/14	[4]	850,000	924,955

				3,168,495

Real Estate Investment Trust (REIT) — 2.49%
Duke Realty LP
6.25%	05/15/13		790,000	842,523
HCP, Inc.
7.07%	06/08/15		200,000	217,692
HCP, Inc. (MTN)
5.95%	09/15/11		820,000	850,294
6.30%	09/15/16		500,000	518,126
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	73,407

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Simon Property Group LP
4.20%	02/01/15		$400,000	$414,407
UDR, Inc. (MTN)
5.00%	01/15/12		80,000	82,276
5.25%	01/15/15		1,000,000	1,023,166
WEA Finance LLC
7.13%	04/15/18	[4]	775,000	875,781
WEA Finance LLC/WT Finance
7.50%	06/02/14	[4]	570,000	653,471

				5,551,143

Transportation — 1.64%
American Airlines Pass-Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		16,827	16,848
American Airlines Pass-Through Trust 2009-1A
10.38%	07/02/19		446,901	496,060
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		81,047	81,249
Continental Airlines Pass-Through Trust 1999-2 A-1
7.26%	03/15/20		392,764	400,619
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22		366,394	369,351
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		1,202,000	1,251,582
JetBlue Airways Pass-Through Trust 2004-2 G1
0.81%	08/15/16	[3]	20,336	17,489
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		400,000	404,600
Northwest Airlines, Inc. 2001-1 A1
7.04%	04/01/22		205,084	203,033
UAL Pass-Through Trust 2009-2 A
9.75%	01/15/17		400,000	425,000

				3,665,831

Total Corporates (Cost $54,042,638)				57,632,432

BANK LOANS — 0.19%*
Health Care — 0.19%
HCA Term Loan A
2.03%	11/17/12	[7]	455,133	431,120

Total Bank Loans (Cost $448,495)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 29.80%**
Commercial Mortgage-Backed — 7.46%
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	$40,000	$42,436
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42	[3]	950,000	1,012,491
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	491,100
Chase Commercial Mortgage Securities Corp. 2000-3 A2
7.32%	10/15/32		1,002,438	1,005,279
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.70%	12/10/49	[3]	40,000	40,848
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49		1,100,000	1,070,698
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.02%	12/10/49	[3]	1,125,000	1,114,749
Commercial Mortgage Loan Trust 2008-LS1 AJ
6.02%	12/10/49	[3]	210,000	107,664
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	366,850
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48		1,060,000	1,060,929
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		662,772	669,070
GMAC Commercial Mortgage Securities, Inc. 2000-C3 A2
6.96%	09/15/35		702,685	708,061
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.89%	07/10/38	[3]	1,605,000	1,680,596
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		1,740,000	1,746,623
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.74%	02/12/49	[3]	955,000	951,979
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	1,685,000	1,693,531
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49	[3]	760,000	751,857

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		$2,060,000	$2,137,258

				16,652,019

Non-Agency Mortgage-Backed — 4.93%
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		11,712	12,227
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.63%	01/25/35	[3,4]	369,016	275,450
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.53%	05/25/36	[3,4]	365,217	199,201
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[3]	45,534	45,508
Countrywide Alternative Loan Trust 2005-27 2A1
1.77%	08/25/35	[3]	408,387	186,765
Countrywide Alternative Loan Trust 2005-27 3A2
1.52%	08/25/35	[3]	40,880	20,705
Countrywide Alternative Loan Trust 2005-72 A1
0.62%	01/25/36	[3]	859,616	521,789
Countrywide Alternative Loan Trust 2006-OA16 A2
0.54%	10/25/46	[3]	2,445,541	1,337,053
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.11%	08/25/34	[3]	511,589	509,150
Deutsche ALT-A Securities, Inc. 2007-OA2 A1
1.19%	04/25/47	[3]	1,171,339	648,920
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		71,258	71,855
GSR Mortgage Loan Trust 2004-9 5A7
3.90%	08/25/34	[3]	1,469,000	1,435,946
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.52%	10/25/34	[3]	190,408	168,252
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.75%	11/25/34	[3]	60,871	37,535
IndyMac Index Mortgage Loan Trust 2007-AR5 1A1
5.37%	05/25/37	[3]	23,651	12,642
Lehman XS Trust 2007-12N 1A3A
0.55%	07/25/47	3,†	4,500,000	1,260,077
Lehman XS Trust 2007-14H A12
0.85%	07/25/47	3,†	8,475,227	565,457

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report June 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
4.63%	01/25/34	[3]	$3,385	$3,030
MASTR Asset Securitization Trust 2002-8 1A1
5.50%	12/25/17		9,172	9,492
MASTR Seasoned Securities Trust 2004-1 4A1
3.15%	10/25/32	[3]	4,262	3,480
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		139,682	149,661
MASTR Seasoned Securities Trust 2005-1 4A1
3.06%	10/25/32	[3]	8,673	8,167
Nomura Asset Acceptance Corp. 2007-1 1A1A (STEP)
6.00%	03/25/47	†	2,004,502	1,097,434
Residential Accredit Loans, Inc. 2003-QS17 NB1
5.25%	09/25/33		12,852	12,403
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		72,924	72,824
Residential Asset Securitization Trust 2004-IP2 2A1
2.86%	12/25/34	[3]	120,195	111,175
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
0.62%	08/25/35	[3]	1,444,568	838,767
Structured Asset Mortgage Investments, Inc. 2005-AR8 A2
1.90%	02/25/36	[3]	1,597,256	904,643
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.19%	04/25/47	[3]	841,618	445,854
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[3]	25,965	25,764

				10,991,226

U.S. Agency Mortgage-Backed — 17.41%
Fannie Mae 1989-25 G
6.00%	06/25/19		4,598	5,135
Fannie Mae 1992-116 B
6.50%	06/25/22		653	721
Fannie Mae 1993-225 SG
25.93%	12/25/13	[3]	102,750	124,993
Fannie Mae 1993-80 S
10.42%	05/25/23	[3]	26,914	33,060
Fannie Mae 2001-52 YZ
6.50%	10/25/31		641,521	723,234

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-27 SG (IO)
7.30%	04/25/17	[3]	$6,665,528	$380,864
Fannie Mae 2003-W6 5T (IO)
0.55%	09/25/42	3,†	41,115,015	806,240
Fannie Mae 2007-64 FA
0.82%	07/25/37	[3]	1,399,372	1,392,490
Fannie Mae 2008-50 SA (IO)
5.70%	11/25/36	[3]	9,748,198	1,052,926
Fannie Mae Pool 253974
7.00%	08/01/31		30,579	33,905
Fannie Mae Pool 254232
6.50%	03/01/22		43,769	48,740
Fannie Mae Pool 527247
7.00%	09/01/26		168	190
Fannie Mae Pool 545191
7.00%	09/01/31		15,307	16,971
Fannie Mae Pool 545646
7.00%	09/01/26		101	114
Fannie Mae Pool 549740
6.50%	10/01/27		65,400	72,442
Fannie Mae Pool 555177
2.55%	01/01/33	[3]	36,500	37,948
Fannie Mae Pool 555207
7.00%	11/01/17		2,526	2,750
Fannie Mae Pool 555284
7.50%	10/01/17		1,891	2,047
Fannie Mae Pool 606108
7.00%	03/01/31		2,268	2,566
Fannie Mae Pool 630599
7.00%	05/01/32		19,473	22,037
Fannie Mae Pool 655928
7.00%	08/01/32		13,424	15,268
Fannie Mae Pool 725027
5.00%	11/01/33		1,462,172	1,554,186
Fannie Mae Pool 725425
5.50%	04/01/34		1,368,184	1,473,043
Fannie Mae Pool 735207
7.00%	04/01/34		10,220	11,366
Fannie Mae Pool 735224
5.50%	02/01/35		1,317,251	1,420,861
Fannie Mae Pool 735646
4.50%	07/01/20		29,720	31,711
Fannie Mae Pool 735686
6.50%	12/01/22		242,855	262,300
Fannie Mae Pool 735861
6.50%	09/01/33		327,424	365,610
Fannie Mae Pool 764388
4.94%	03/01/34	[3]	350,002	371,048

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 765387
6.00%	08/01/34		$22,347	$24,918
Fannie Mae Pool 770869
2.43%	04/01/34	[3]	421,350	440,026
Fannie Mae Pool 776708
5.00%	05/01/34		961,371	1,021,798
Fannie Mae Pool 789606
6.00%	08/01/34		18,223	20,084
Fannie Mae Pool 817611
5.31%	11/01/35	[3]	211,250	225,880
Fannie Mae Pool 844773
5.06%	12/01/35	[3]	14,946	15,957
Fannie Mae Pool 888430
5.00%	11/01/33		1,216,755	1,293,325
Fannie Mae Pool 889125
5.00%	12/01/21		1,266,701	1,360,120
Fannie Mae Pool 889184
5.50%	09/01/36		1,309,738	1,410,117
Fannie Mae Pool 895606
5.77%	06/01/36	[3]	525,504	559,826
Fannie Mae Pool 918445
5.79%	05/01/37	[3]	43,689	46,542
Fannie Mae Pool 939419
5.65%	05/01/37	[3]	693,076	744,892
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	18,735
Freddie Mac 1688 W
7.25%	03/15/14		4,314	4,462
Freddie Mac 2174 PN
6.00%	07/15/29		243,383	265,978
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		103,772	3,688
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	59,242
Freddie Mac Gold A25162
5.50%	05/01/34		1,200,938	1,293,026
Freddie Mac Gold A33262
5.50%	02/01/35		173,939	189,498
Freddie Mac Gold A68781
5.50%	10/01/37		42,813	46,330
Freddie Mac Gold A72702
5.50%	02/01/38		1,429,183	1,548,151
Freddie Mac Gold A72860
6.00%	02/01/38		35,488	38,572
Freddie Mac Gold C90504
6.50%	12/01/21		5,265	5,853
Freddie Mac Gold E01279
5.50%	01/01/18		8,340	9,017

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold E90474
6.00%	07/01/17		$17,193	$18,743
Freddie Mac Gold G01548
7.50%	07/01/32		940,317	1,096,251
Freddie Mac Gold G01601
4.00%	09/01/33		24,820	25,209
Freddie Mac Gold G01611
4.00%	09/01/33		10,240	10,400
Freddie Mac Gold G01644
5.50%	02/01/34		1,128,789	1,218,810
Freddie Mac Gold G01673
5.50%	04/01/34		78,896	84,946
Freddie Mac Gold G02366
6.50%	10/01/36		741,196	815,489
Freddie Mac Gold G03243
5.50%	07/01/37		70,412	76,164
Freddie Mac Gold G03436
6.00%	11/01/37		1,596,766	1,747,960
Freddie Mac Gold G03601
6.00%	07/01/37		28,784	31,505
Freddie Mac Gold G03640
5.50%	12/01/37		1,148,728	1,234,351
Freddie Mac Gold G04079
5.50%	03/01/38		1,599,824	1,731,247
Freddie Mac Gold G05119
6.50%	09/01/38		30,623	33,614
Freddie Mac Gold G11707
6.00%	03/01/20		13,811	15,056
Freddie Mac Gold G12393
5.50%	10/01/21		1,212,871	1,314,686
Freddie Mac Gold G12909
6.00%	11/01/22		1,000,060	1,094,441
Freddie Mac Gold G13032
6.00%	09/01/22		913,261	997,738
Freddie Mac Gold J06246
5.50%	10/01/21		767,482	832,299
Freddie Mac Non Gold Pool 1B3413
5.86%	05/01/37	[3]	812,851	875,419
Freddie Mac Non Gold Pool 1J0045
5.13%	01/01/36	[3]	19,826	21,106
Freddie Mac R001 AE
4.38%	04/15/15		714,958	731,844
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		66,612	1,987
Ginnie Mae 2004-8 SE
13.61%	11/26/23	[3]	168,388	197,891
Ginnie Mae GNSF (TBA)
5.50%	07/15/40		615,000	664,488

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report June 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae I Pool 782810
4.50%	11/15/39		$2,860,223	$2,986,877
Ginnie Mae II Pool 80968
3.63%	07/20/34	[3]	79,921	82,360

				38,851,684

Total Mortgage-Backed (Cost $62,127,465)				66,494,929

MUNICIPAL BONDS — 0.87%*
California — 0.51%
State of California, Recreational Facility Improvements, G.O., Taxable Variable Purpose 3

5.95%	04/01/16		225,000	239,211
State of California, Refunding Bonds, G.O., Taxable Variable Purpose
6.20%	10/01/19		866,000	906,156

				1,145,367

Illinois — 0.36%
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		800,000	790,808

Total Municipal Bonds (Cost $1,907,536)				1,936,175

U.S. AGENCY SECURITIES — 1.54%
U.S. Agency Securities — 1.54%
Fannie Mae
2.38%	07/28/15		2,220,000	2,245,714
Freddie Mac
0.29%	11/07/11	[3]	1,200,000	1,199,705

				3,445,419

Total U.S. Agency Securities (Cost $3,412,843)				3,445,419

U.S. TREASURY SECURITIES — 24.24%
U.S. Treasury Notes — 24.24%
1.88%	06/30/15		18,465,000	18,538,583
2.00%	01/15/16	[8]	1,699,000	2,015,512
2.13%	05/31/15		4,405,000	4,481,409
2.38%	02/28/15		15,555,000	16,033,195
3.25%	12/31/16		4,235,000	4,464,617
3.38%	11/15/19		8,275,000	8,571,742

Total U.S. Treasury Securities (Cost $52,796,171)				54,105,058

Value
Total Bonds – 94.85% (Cost $203,829,447)	$211,663,539

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS — 8.38%
Commercial Paper — 1.32%
Moody’s Corp.
0.40%[9]	07/07/10		$2,945,000	$2,944,804

Money Market Fund — 5.18%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.22%[10]			7,774,000	7,774,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[10,11]			3,780,000	3,780,000

				11,554,000

U.S. Agency Discount Notes — 1.77%
Freddie Mac
0.18%[9]	10/25/10		3,955,000	3,953,217

U.S. Treasury Bills — 0.11%
U.S. Treasury Bills
0.15%[9]	08/12/10	[12]	255,000	254,986

Total Short Term Investments (Cost $18,706,466)				18,707,007

Total Investments – 103.23% (Cost $222,535,913)[1]				230,370,546

Liabilities in Excess of
Other Assets – (3.23)%				(7,213,166)

Net Assets – 100.00%				$223,157,380

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
150	U.S. Treasury Five Year Note, Expiration September 2010	$201,990
29	U.S. Treasury Ten Year Note, Expiration September 2010	52,155

	Net unrealized appreciation	$254,145

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
3	Euro Dollar Ninety Day,
	Expiration September 2010	$(7,245)
3	Euro Dollar Ninety Day,
	Expiration December 2010	(9,308)
3	Euro Dollar Ninety Day,
	Expiration March 2011	(11,445)
3	Euro Dollar Ninety Day,
	Expiration June 2011	(13,357)
2	Euro Dollar Ninety Day,
	Expiration September 2011	(9,855)
2	Euro Dollar Ninety Day,
	Expiration December 2011	(10,380)
2	Euro Dollar Ninety Day,
	Expiration March 2012	(10,430)
2	Euro Dollar Ninety Day,
	Expiration June 2012	(10,305)

	Net unrealized depreciation	$(82,325)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley

09/20/12	$–	$250	$ (1,100)	$ (1,100)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	–	120	(7,566)	(7,566)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	–	175	(10,646)	(10,646)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

12/20/12	–	175	(1,622)	(1,622)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	–	175	(1,535)	(1,535)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	–	100	(69)	(69)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	–	175	(296)	(296)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

03/20/13	–	75	(3,159)	(3,159)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

03/20/13	$ –	$75	$(3,159)	$(3,159)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

06/20/13	–	80	(2,621)	(2,621)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

12/20/13	–	200	(20,711)	(20,711)

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.

03/20/14	–	210	(14,148)	(14,148)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

03/20/14	–	200	(9,979)	(9,979)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

03/20/14	–	135	(10,778)	(10,778)

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

03/20/14	–	140	(3,509)	(3,509)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

12/20/14	(3,754)	260	(1,864)	(5,618)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG

12/20/14	(3,826)	265	(1,900)	(5,726)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

03/20/15	–	150	(9,065)	(9,065)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

09/20/16	6,777	175	11,544	18,321

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	7,243	135	6,890	14,133

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R.Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	7,243	135	6,890	14,133

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report June 2010

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	$5,954	$175	$12,882	$18,836

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	4,927	135	9,603	14,530

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	4,184	225	20,033	24,217

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

09/20/16	7,996	225	16,221	24,217

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	10,676	340	25,919	36,595

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

09/20/16	337	125	7,843	8,180

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

09/20/16	1,664	625	39,235	40,899

	$49,421	$5,255	$53,333	$102,754

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	$653,602	$1,120	$(420,687)	$232,915

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	18,314	215	26,397	44,711

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	23,886	250	28,104	51,990

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	1,100,001	1,840	(717,355)	382,646

	$1,795,803	$3,425	$(1,083,541)	$712,262

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s)b	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General

Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

12/20/10	AAA	$–	$365	$9,151	$9,151

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire

Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

03/20/11	AAA	–	800	15,357	15,357

		$–	$1,165	$24,508	$24,508

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	$(120,664)	$746	$(309,755)	$(430,419)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	(788,460)	1,482	(66,676)	(855,136)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

08/25/37	(277,071)	573	(53,582)	(330,653)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	(84,528)	178	(18,088)	(102,616)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	(429,937)	889	(83,145)	(513,082)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(1,388,018)	2,283	76,067	(1,311,951)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(95,278)	149	9,716	(85,562)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

05/25/46	(212,588)	274	(16,502)	(229,090)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(248,019)	319	(19,253)	(267,272)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(245,737)	319	(21,535)	(267,272)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

05/25/46	$ (177,157)	$ 228	$ (13,751)	$ (190,908)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

05/25/46	(141,291)	183	(11,436)	(152,727)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

05/25/46	(79,473)	220	(23,951)	(103,424)

	$(4,288,221)	$7,843	$(551,891)	$(4,840,112)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $222,535,913 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$15,683,978
Gross unrealized depreciation	(7,849,345)

Net unrealized appreciation	$7,834,633

[2]	U.S. dollar denominated security issued by foreign domiciled entity.

[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.

[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $15,805,202 representing 7.08% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.

[6]	Non-income producing security.

[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA Term Loan A, 2.03%,
	11/17/12	$448,495	$431,120	0.19%

[8]	Inflation protected security. Principal amount reflects original security face amount.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of June 30, 2010.

[11]	Securities, or a portion there of, pledged as collateral for swaps. The total market value of collateral pledged is $3,780,000.

[12]	Securities, or a portion there of, pledged as collateral for futures. The total market value of collateral pledged is $254,952.

†	Fair valued security. The aggregate value of fair valued securities is $7,366,254 which is 3.30% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.)

(AMBAC): American Municipal Bond Assurance Corp.

(G.O.): General Obligation

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.03%
ASSET-BACKED SECURITIES — 10.56%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$69,156	$50,878
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		2,921	2,901
Aerco Ltd. 2A A3 (United Kingdom)
0.80%	07/15/25	[2,3,4]	70,622,653	42,373,592
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.61%	06/14/37	[3,4]	24,390,058	19,756,366
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		179,507	172,811
Argent Securities, Inc. 2005-W4 A2C
0.65%	02/25/36	[3]	11,857,416	11,578,548
Argent Securities, Inc. 2005-W5 A2D
0.67%	01/25/36	[3]	26,678,000	11,670,691
Asset Backed Funding Certificates 2007-WMC1 A2B
1.35%	06/25/37	[3]	41,977,000	18,736,770
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.35%	08/15/33	[3]	3,068,593	1,640,622
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.65%	11/14/33	2,3,4,†	12,410,705	9,556,456
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		3,151,891	2,956,042
Bayview Financial Acquisition Trust 2005-D AF3
5.50%	12/28/35	[3]	390,000	336,648
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		85,456	80,062
Bear Stearns Asset Backed Securities Trust 2006-HE10 1A2
0.55%	12/25/36	[3]	23,770,000	14,595,933
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	2,4,†	2,400,000	2,296,725
BNC Mortgage Loan Trust 2007-1 A3
0.45%	03/25/37	[3]	12,881,000	9,263,313
Carrington Mortgage Loan Trust 2007-FRE1 A1
0.47%	02/25/37	[3]	9,906,796	9,045,717
Centex Home Equity 2006-A AV3
0.51%	06/25/36	[3]	15,049,757	12,919,998
Centex Home Equity 2006-A AV4
0.60%	06/25/36	[3]	100,000	54,433

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities, Inc. 2007-1 A5 (STEP)
6.05%	03/25/37		$620,000	$597,338
Citigroup Mortgage Loan Trust, Inc. 2006-AMC1 A2B
0.51%	09/25/36	[3]	456,363	203,197
Citigroup Mortgage Loan Trust, Inc. 2006-NC1 A2D
0.60%	08/25/36	[3]	33,850,000	13,011,415
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.49%	05/25/37	[3]	21,600,000	8,970,914
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A4
0.55%	01/25/37	[3]	28,000	12,063
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.53%	03/25/37	[3]	34,403,000	15,350,326
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
1.35%	07/25/37	[3]	3,090,000	195,234
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		4,277,321	4,313,715
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	155,564	156,908
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	532,586	281,876
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27		19,007,000	19,825,179
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	232,039	233,089
Conseco Financial Corp. 1998-6 A7
6.45%	06/01/30		82,201	82,279
Countrywide Asset-Backed Certificates 2005-12 2A5
5.25%	02/25/36	[3]	13,566,973	12,943,706
Countrywide Asset-Backed Certificates 2006-18 2A2
0.51%	03/25/37	[3]	17,559,927	12,257,233
Countrywide Asset-Backed Certificates 2007-10 2A2
0.47%	06/25/47	[3]	18,666,000	14,599,724
Countrywide Asset-Backed Certificates 2007-13 2A2
1.15%	10/25/47	[3]	17,197,987	12,510,435
Countrywide Asset-Backed Certificates 2007-3 2A1
0.45%	05/25/47	[3]	12,818,301	12,081,076
Countrywide Asset-Backed Certificates 2007-4 A1A
0.38%	09/25/37	[3]	11,153,628	10,266,596

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates 2007-5 2A2
0.52%	09/25/47	[3]	$127,000	$102,300
Countrywide Asset-Backed Certificates 2007-7 2A2
0.51%	10/25/47	[3]	22,307,000	18,136,269
Countrywide Asset-Backed Certificates 2007-9 2A1
0.41%	06/25/47	[3]	77,211	72,869
Credit Suisse First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		117,157	119,405
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.50%	07/25/36	[3]	24,475,000	13,603,577
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.46%	10/25/36	[3]	11,240,000	9,614,319
Discover Card Master Trust 2009-A2 A
1.65%	02/17/15	[3]	7,275,000	7,405,485
Ellington Loan Acquisition Trust 2007-2 A2C
1.45%	05/25/37	[3,4]	5,106,000	3,105,472
Embarcadero Aircraft Securitization Trust 2000-A A1
0.82%	08/15/25	[3,4]	1,055,569	453,895
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFH2 M1
0.83%	04/25/35	[3,4]	6,228,550	5,832,149
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2C
0.49%	01/25/38	[3]	73,000,000	33,833,785
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		100,276	15,048
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.65%	04/17/19	2,3,4,†	11,078,333	10,413,824
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.60%	11/17/20	2,3,4,†	12,255,208	11,213,726
Genesis Funding Ltd. 2006-1A G1 (Bermuda)
0.59%	12/19/32	2,3,4,†	12,269,778	9,816,244
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.79%	06/25/30	[3]	397,144	214,131
Green Tree 2008-MH1 A3
8.97%	04/25/38	[4]	33,205,734	35,873,755
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		140,166	102,918
GSAA Trust 2005-7 AF3
4.75%	05/25/35	[3]	41,377,454	35,398,681
GSAMP Trust 2006-FM1 A2C
0.51%	04/25/36	[3]	8,725,597	5,477,040

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GSAMP Trust 2007-NC1 A2B
0.45%	12/25/46	[3]	$25,000,000	$8,654,038
GSC Partners Gemini Fund Ltd. 1A A (Cayman Islands)
0.94%	10/10/14	2,3,4,†	3,426,644	3,255,370
Home Equity Asset Trust 2007-1 2A1
0.41%	05/25/37	[3]	63,972	59,829
HSBC Home Equity Loan Trust 2007-3 A4
1.85%	11/20/36	[3]	9,985,000	6,570,085
HSBC Home Equity Loan Trust 2007-3 APT
1.55%	11/20/36	[3]	33,724,392	28,466,405
HSI Asset Securitization Corp. Trust 2006-OPT2 2A3
0.54%	01/25/36	[3]	11,956,434	10,959,029
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		555,137	407,178
IndyMac Residential Asset Backed Trust 2007-A 2A4A
0.67%	04/25/47	[3]	6,256,000	2,585,578
JP Morgan Mortgage Acquisition Corp. 2006-FRE1 A3
0.54%	05/25/35	[3]	3,396,958	2,899,055
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF6 (STEP)
5.50%	10/25/36		663,997	541,107
JPMorgan Mortgage Acquisition Corp. 2007-CH3 A4
0.56%	03/25/37	[3]	1,310,000	449,829
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A3
0.46%	05/25/37	[3]	300,000	167,773
Lehman XS Trust 2006-GP1 A4A
0.68%	05/25/46	[3]	33,816,605	8,644,586
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.56%	05/25/37	[3]	441,000	198,786
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
0.60%	04/25/37	[3]	14,700,000	6,941,024
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.53%	06/25/37	[3]	273,800	127,771
Mid-State Trust 11 A1
4.86%	07/15/38		486,900	468,978
Mid-State Trust 2004-1 A
6.01%	08/15/37		61,714	64,338
Mid-State Trust 2005-1 A
5.75%	01/15/40		31,936,873	33,246,748
Mid-State Trust 2006-1 A
5.79%	10/15/40	[4]	21,856,887	22,560,663

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Mid-State Trust 6 A1
7.34%	07/01/35		$72,369	$73,759
Morgan Stanley ABS Capital 2007-HE2 A2B
0.44%	01/25/37	[3]	110,000	53,903
Morgan Stanley ABS Capital I 2005-HE3 M1
0.84%	07/25/35	[3]	3,604,437	3,546,851
Morgan Stanley ABS Capital I 2007-HE6 A3
0.53%	05/25/37	[3]	48,020,000	18,317,373
Morgan Stanley Home Equity Loan Trust 2006-3 A4
0.61%	04/25/36	[3]	10,000,000	4,009,541
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	24,655,699	17,457,344
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		14,094	14,247
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		54,965	54,928
Option One Mortgage Loan Trust 2006-3 2A2
0.45%	02/25/37	[3]	23,960,183	14,565,827
Option One Mortgage Loan Trust 2007-1 2A3
0.49%	01/25/37	[3]	14,278,000	5,655,523
Option One Mortgage Loan Trust 2007-6 2A4
0.60%	07/25/37	[3]	100,000	39,043
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.60%	05/01/10	2,3,4,5,†	1,179,521	82,648
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		4,971,523	4,856,708
Popular ABS Mortgage Pass-Through Trust 2005-6 A5 (STEP)
6.09%	01/25/36		165,000	83,297
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.66%	06/25/47	[3]	21,877,500	7,928,362
Residential Asset Mortgage Products, Inc. 2003-RS10 AI6 (STEP)
5.86%	11/25/33		222,198	180,059
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		355,698	325,218
Residential Asset Mortgage Products, Inc. 2004-RS12 MII2
1.15%	12/25/34	[3]	3,142,388	2,889,172
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		421,410	312,250
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.79%	02/25/25		324,257	301,840
Resmae Mortgage Loan Trust 2006-1 A1B
0.62%	02/25/36	[3,4]	4,569,106	831,157

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust 2005-2 M1
0.77%	10/25/35	[3]	$32,400,000	$27,237,449
Saxon Asset Securities Trust 2007-1 A2C
0.50%	01/25/47	[3]	8,135,000	3,425,811
Securitized Asset Backed Receivables LLC Trust 2005-FR3 M1
0.82%	04/25/35	[3]	4,674,462	4,332,607
Securitized Asset Backed Receivables LLC Trust 2006-HE2 A2C
0.50%	07/25/36	[3]	15,053,000	5,547,317
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2
0.58%	02/25/37	[3]	9,667,882	4,556,724
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.48%	05/25/37	[3]	13,769,868	10,217,717
Securitized Asset Backed Receivables LLC Trust 2007-NC1 A2B
0.50%	12/25/36	[3]	19,025,000	7,730,752
Securitized Asset Backed Receivables LLC Trust 2007-NC2 A2B
0.49%	01/25/37	[3]	160,000	68,339
SG Mortgage Securities Trust 2006-FRE1 A1B
0.62%	02/25/36	[3]	3,118,201	1,896,163
SG Mortgage Securities Trust 2006-FRE1 A2B
0.53%	02/25/36	[3]	14,463,217	7,556,377
SG Mortgage Securities Trust 2006-OPT2 A3C
0.50%	10/25/36	[3]	12,348,460	5,116,387
Signature 5 CBO
4.00%	10/27/12	[5]	2,000,000	200,000
Soundview Home Equity Loan Trust 2006-EQ1 A2
0.46%	10/25/36	[3]	21,406,460	20,560,873
Soundview Home Equity Loan Trust 2006-EQ1 A3
0.51%	10/25/36	[3]	48,751,000	25,209,410
Soundview Home Equity Loan Trust 2006-WF2 A2C
0.49%	12/25/36	[3]	23,000,000	18,457,521
Soundview Home Equity Loan Trust 2007-NS1 A4
0.65%	01/25/37	[3]	12,405,000	4,664,938
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.50%	06/25/37	[3]	95,000	44,781
Soundview Home Equity Loan Trust 2007-OPT1 2A4
0.63%	06/25/37	[3]	26,246,000	10,773,038
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.48%	08/25/37	[3]	100,000	66,332

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2006-WF3 A3
0.50%	09/25/36	[3]	$220,000	$154,222
Structured Asset Securities Corp. 2007-BC2 A3
0.48%	03/25/37	[3]	225,000	177,946
Structured Asset Securities Corp. 2007-BC3 2A1
0.41%	05/25/47	[3]	39,900,681	37,425,402
Structured Asset Securities Corp. 2007-EQ1 A4
0.60%	03/25/37	[3]	26,325,800	9,877,546
Terwin Mortgage Trust 2005-7SL A1
0.62%	07/25/35	[3,4]	6,732	6,682
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.60%	05/15/20	[2,3,4]	3,810,417	3,469,856
Triton Container Finance LLC 2006-1A
0.52%	11/26/21	[3,4]	30,771,767	27,602,942
Triton Container Finance LLC 2007-1A
0.49%	02/26/19	[3,4]	19,414,500	17,896,443
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[3]	5,024,569	5,364,920
Washington Mutual Asset-Backed Certificates 2006-HE2 A4
0.59%	05/25/36	[3]	11,165,000	3,930,404
Wells Fargo Home Equity Trust 2006-1 A3
0.50%	05/25/36	[3]	18,667,108	18,099,161
Wells Fargo Home Equity Trust 2007-2 A1
0.44%	04/25/37	[3]	10,946,673	10,496,530

Total Asset-Backed Securities
(Cost $1,004,532,287)				1,016,797,511

CORPORATES — 23.18%*
Banking — 4.30%
Ally Financial, Inc.
2.74%	12/01/14	[3]	9,009,000	7,691,434
BAC Capital Trust VI
5.63%	03/08/35		8,200,000	6,929,057
BAC Capital Trust XV
1.34%	06/01/56	[3]	14,490,000	9,510,091
Bank of America Corp.
5.75%	12/01/17		1,145,000	1,189,243
6.50%	08/01/16		4,855,000	5,260,805
Bank of America N.A.
0.84%	06/15/17	[3]	11,140,000	9,560,560
6.10%	06/15/17		14,130,000	14,534,241
Bank One Corp. (STEP)
8.53%	03/01/19		1,485,000	1,796,850
BankAmerica Capital II
8.00%	12/15/26		800,000	782,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
BankAmerica Capital III
0.87%	01/15/27	[3]	$4,795,000	$3,116,750
BankAmerica Institutional Capital A
8.07%	12/31/26	[4]	350,000	342,125
Barclays Bank Plc (United Kingdom)
5.20%	07/10/14	[2]	12,079,000	12,759,120
Capital One Financial Corp.
7.38%	05/23/14		3,710,000	4,245,850
Capital One Financial Corp. (MTN)
5.70%	09/15/11		200,000	209,116
Chase Capital II B
0.84%	02/01/27	[3]	6,700,000	5,052,410
Chase Capital VI
0.97%	08/01/28	[3]	3,640,000	2,876,612
City National Corp.
5.13%	02/15/13		6,200,000	6,482,298
Credit Suisse USA, Inc.
5.13%	08/15/15		15,000	16,347
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	21,793,000	15,517,706
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[2]	14,868,000	15,895,334
Credit Suisse/New York (Switzerland)
5.30%	08/13/19	[2]	3,600,000	3,823,114
5.50%	05/01/14	[2]	11,790,000	12,901,656
6.00%	02/15/18	[2]	36,220,000	37,851,928
Deutsche Bank AG/London (Germany)
4.88%	05/20/13	[2]	14,320,000	15,300,233
Discover Bank
8.70%	11/18/19		11,645,000	12,949,310
First Chicago NBD Institutional Capital I
0.89%	02/01/27	[3]	5,355,000	3,989,711
Fleet Capital Trust II
7.92%	12/11/26		770,000	749,595
Goldman Sachs Group, Inc. (The)
6.00%	06/15/20		23,600,000	23,955,798
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49	[2,3,4]	5,823,000	4,076,100
HBOS Plc (United Kingdom)
6.75%	05/21/18	[2,4]	29,123,000	27,299,609
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[3]	2,500,000	2,405,750
JPMorgan Chase Bank N.A.
6.00%	10/01/17		37,407,000	40,794,989
Lloyds Banking Group Capital No. 1 Plc (United Kingdom)
7.88%	11/01/20	[2,4]	2,030,000	1,654,450
8.00%	12/29/49	[2,3]	39,467,000	30,981,595

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
National Australia Bank Ltd. (Australia)
5.35%	06/12/13	[2,4]	$20,425,000	$21,928,202
National Capital Trust II (Australia)
5.49%	12/29/49	[2,3,4]	2,717,000	2,366,344
Nationsbank Capital Trust III
0.85%	01/15/27	[3]	8,684,000	5,757,561
NB Capital Trust II
7.83%	12/15/26		5,625,000	5,442,188
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[2,4]	23,240,000	24,559,962
Wachovia Corp.
0.68%	10/28/15	[3]	13,165,000	11,785,661
Wachovia Corp. (MTN)
5.50%	05/01/13		35,000	38,012

				414,379,717

Communications — 0.36%
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%	11/15/17	[4]	2,000,000	2,002,500
Cincinnati Bell, Inc.
8.25%	10/15/17		1,000,000	940,000
Comcast Cable Communications LLC
6.75%	01/30/11		75,000	77,358
CSC Holdings LLC
7.63%	07/15/18		1,550,000	1,575,187
Frontier Communications Corp.
7.13%	03/15/19		1,825,000	1,697,250
Intelsat Jackson Holdings SA (Bermuda)
9.50%	06/15/16	[2]	500,000	527,500
Qwest Communications International, Inc. B
7.50%	02/15/14		7,000,000	7,052,500
Qwest Corp.
7.88%	09/01/11		19,150,000	20,011,750
Visant Holding Corp.
8.75%	12/01/13		925,000	938,875

				34,822,920

Electric — 2.68%
AES Corp. (The)
8.75%	05/15/13	[4]	362,000	369,240
Cedar Brakes I LLC
8.50%	02/15/14	[4]	4,929,460	4,940,428
Cedar Brakes II LLC
9.88%	09/01/13	[4]	6,445,420	6,655,161
Cleco Power LLC
6.65%	06/15/18		17,775,000	20,332,609
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	14,398,455	13,867,959

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dynegy Holdings, Inc.
6.88%	04/01/11		$725,000	$735,875
Dynegy Roseton/Danskammer Pass Through Trust B
7.67%	11/08/16		47,835,000	42,094,800
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		17,500,000	19,626,950
Entergy Gulf States, Inc.
5.25%	08/01/15		2,054,000	2,056,736
Entergy Louisiana LLC
5.83%	11/01/10		503,000	503,878
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[4]	360,611	353,810
FPL Energy Wind Funding LLC
6.88%	06/27/17	[4]	1,504,545	1,493,261
FPL Group Capital, Inc.
1.42%	06/17/11	[3]	1,000,000	1,006,708
5.35%	06/15/13		955,000	1,038,830
GWF Energy LLC
6.13%	12/30/11	[4]	1,036,950	1,055,698
Kansas City Power & Light Co.
6.38%	03/01/18		7,102,000	8,079,661
KCP&L Greater Missouri Operations Co.
7.95%	02/01/11		7,375,000	7,631,392
11.88%	07/01/12		23,934,000	27,574,553
Midwest Generation LLC B
8.56%	01/02/16		10,308,229	10,243,803
Mirant Mid Atlantic Pass Through Trust B
9.13%	06/30/17		19,342,375	19,995,180
Mirant Mid Atlantic Pass-Through Trust A
8.63%	06/30/12		7,574,773	7,726,268
NiSource Finance Corp.
10.75%	03/15/16		6,590,000	8,454,753
NRG Energy, Inc.
7.25%	02/01/14		1,845,000	1,874,981
7.38%	02/01/16		825,000	822,938
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,691,380
Public Service Co. of New Mexico
7.95%	05/15/18		17,924,000	18,906,486
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		119,000	128,458
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		14,188,012	14,737,797
Southwestern Electric Power Co.
6.45%	01/15/19		275,000	302,839

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Virginia Electric & Power Co.
5.10%	11/30/12		$9,295,000	$10,093,180

				258,395,612

Energy — 1.84%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		1,000,000	870,000
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
10.75%	02/01/18		1,000,000	1,071,250
CenterPoint Energy Resources Corp. B
7.88%	04/01/13		170,000	194,920
Chesapeake Energy Corp.
7.00%	08/15/14		925,000	944,656
Comstock Resources, Inc.
6.88%	03/01/12		850,000	847,875
8.38%	10/15/17		900,000	896,625
Corral Petroleum Holdings AB (Sweden)
2.00%	09/18/11	[2,3,4]	398,933	369,013
Dynegy Roseton/Danskammer Pass-Through Trust A
7.27%	11/08/10		625,858	625,858
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	2,175,000	2,153,250
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,471,875
OPTI Canada, Inc. (Canada)
7.88%	12/15/14	[2]	750,000	652,500
Premcor Refining Group, Inc. (The)
6.13%	05/01/11		4,275,000	4,391,767
Sabine Pass LNG LP
7.25%	11/30/13		37,111,000	33,585,455
7.50%	11/30/16		11,955,000	10,012,313
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,658,518
Southern Union Co.
7.20%	11/01/66	[3]	50,778,000	45,002,003
Tesoro Corp.
6.50%	06/01/17		1,175,000	1,081,000
Valero Energy Corp.
7.50%	04/15/32		20,000,000	21,025,420
9.38%	03/15/19		17,258,000	20,936,836
10.50%	03/15/39		3,575,000	4,785,792
Williams Cos., Inc. (The)
7.88%	09/01/21		18,207,000	20,906,861
Williams Cos., Inc. (The) A
7.50%	01/15/31		3,545,000	3,781,005

				177,264,792

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 8.82%
Astoria Depositor Corp.
8.14%	05/01/21	[4]	$14,575,000	$14,429,250
BankBoston Capital Trust III
1.29%	06/15/27	[3]	10,755,000	7,296,751
Barnett Capital III
0.97%	02/01/27	[3]	3,150,000	2,121,327
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,347,631
7.25%	02/01/18		20,580,000	24,067,096
Cantor Fitzgerald LP
6.38%	06/26/15	[4]	12,300,000	12,357,822
Citigroup Capital III
7.63%	12/01/36		7,438,000	6,859,333
Citigroup Funding, Inc. 2
0.67%	04/30/12	[3]	30,870,000	31,131,932
Citigroup, Inc.
0.63%	11/05/14	[3]	14,309,000	13,119,579
1.05%	08/25/36	[3]	12,038,000	7,919,800
5.30%	10/17/12		50,000	51,843
5.50%	08/27/12		100,000	104,290
6.00%	08/15/17		22,453,000	23,356,239
6.13%	11/21/17		55,000	57,522
6.13%	05/15/18		7,600,000	7,944,333
6.13%	08/25/36		5,998,000	5,468,365
6.38%	08/12/14		3,950,000	4,214,451
6.50%	08/19/13		7,644,000	8,147,961
6.88%	03/05/38		17,767,000	18,697,795
8.13%	07/15/39		23,993,000	28,711,943
City National Capital Trust I
9.63%	02/01/40		15,000,000	15,825,210
Countrywide Capital III B
8.05%	06/15/27		3,000,000	2,984,310
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		23,045,000	24,309,286
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		1,600,000	1,629,470
Discover Financial Services
10.25%	07/15/19		3,885,000	4,630,815
General Electric Capital Corp.
5.63%	05/01/18		5,718,000	6,131,436
General Electric Capital Corp. (MTN)
0.49%	01/08/16	[3]	6,000,000	5,493,000
0.68%	06/20/14	[3]	1,250,000	1,178,894
0.73%	05/05/26	[3]	1,900,000	1,487,552
1.38%	05/22/13	[3]	4,650,000	4,613,494
6.88%	01/10/39		12,115,000	13,420,621
General Electric Capital Corp. A (MTN)
0.80%	09/15/14	[3]	34,687,000	32,731,694

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp. E (MTN)
0.59%	03/20/14	[3]	$30,100,000	$28,372,019
Goldman Sachs Group, Inc. (The)
0.53%	02/06/12	[3]	1,305,000	1,272,799
0.79%	01/12/15	[3]	3,800,000	3,502,323
0.99%	03/22/16	[3]	130,000	116,159
1.15%	12/05/11	[3]	30,365,000	30,725,524
4.75%	07/15/13		9,150,000	9,596,197
5.95%	01/18/18		100,000	104,029
6.15%	04/01/18		26,326,000	27,619,344
7.50%	02/15/19		46,316,000	53,084,903
Goldman Sachs Group, Inc. (The) (MTN)
6.00%	05/01/14		6,000,000	6,453,498
Goldman Sachs Group, Inc. B (The) (MTN)
0.71%	07/22/15	[3]	8,715,000	7,878,691
JPMorgan Chase Capital XIII M
1.48%	09/30/34	[3]	3,699,000	2,755,359
JPMorgan Chase Capital XXI U
1.29%	02/02/37	[3]	2,000,000	1,459,120
JPMorgan Chase Capital XXIII
1.44%	05/15/47	[3]	17,280,000	12,746,385
JPMorgan Chase Capital XXVII
7.00%	11/01/39		6,925,000	7,064,386
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[3,6,7]	12,736,000	2,419,840
8.92%	02/16/17	[6,7]	7,103,000	1,349,570
11.00%	11/07/16	[3,6,7]	12,918,000	2,454,420
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3,6,7]	6,812,000	1,294,280
M&T Capital Trust III
9.25%	02/01/27		10,200,000	10,863,775
MBNA Capital A
8.28%	12/01/26		7,744,000	7,608,480
MBNA Capital B
1.14%	02/01/27	[3]	21,350,000	14,481,705
MBNA Corp.
6.13%	03/01/13		7,355,000	7,900,778
Merrill Lynch & Co., Inc. (MTN)
6.05%	08/15/12		125,000	132,972
8.68%	05/02/17	[3]	2,935,000	3,129,444
8.95%	05/18/17	[3]	4,970,000	5,336,538
9.57%	06/06/17	[3]	11,517,000	12,654,304
Morgan Stanley
0.55%	01/18/11	[3]	1,010,000	1,003,674
0.78%	10/15/15	[3]	1,615,000	1,443,508
0.89%	06/20/12	[3]	47,575,000	48,022,072
4.20%	11/20/14		18,585,000	18,369,656
5.38%	10/15/15		7,900,000	8,010,813
6.00%	05/13/14		24,925,000	26,481,250

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
6.60%	04/01/12		$680,000	$721,738
Morgan Stanley (MTN)
0.75%	10/18/16	[3]	14,975,000	13,114,356
5.63%	01/09/12		125,000	130,435
5.95%	12/28/17		125,000	126,772
6.63%	04/01/18		7,570,000	7,946,373
Morgan Stanley G (MTN)
0.60%	01/09/14	[3]	8,105,000	7,467,988
Pemex Finance Ltd. (Cayman Islands)
8.88%	11/15/10	[2]	50,000	51,262
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	35,250,000	38,321,861
Power Receivable Finance LLC
6.29%	01/01/12	[4]	80,881	82,507
6.29%	01/01/12		111,560	113,802
Prime Property Funding II, Inc.
5.60%	06/15/11	[4]	125,000	126,873
Prudential Holdings LLC
8.70%	12/18/23	[4]	14,390,000	18,240,266
Raymond James Financial, Inc.
8.60%	08/15/19		9,233,000	10,892,133
Woodbourne Capital Trust I
2.73%	04/08/49	[3,4,5]	900,000	387,000
Woodbourne Capital Trust II
2.73%	04/08/49	[3,4,5]	1,525,000	655,750
Woodbourne Capital Trust III
2.73%	04/08/49	[3,4,5]	1,525,000	655,750
Woodbourne Capital Trust IV
2.73%	04/08/49	[3,4,5]	1,150,000	494,500
ZFS Finance USA Trust I
6.15%	12/15/65	[3,4]	29,446,000	27,679,240
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	2,775,000	2,511,375
ZFS Finance USA Trust IV
5.88%	05/09/32	[3,4]	21,972,000	19,500,590

				849,769,431

Food — 0.01%
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14		500,000	563,125

Health Care — 0.18%
CHS/Community Health Systems, Inc.
8.88%	07/15/15		3,775,000	3,888,250
HCA, Inc.
8.50%	04/15/19		13,035,000	13,817,100
WellPoint, Inc.
5.88%	06/15/17		125,000	139,458

				17,844,808

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 0.19%
General Electric Co.
5.25%	12/06/17		$16,828,000	$18,327,156

Insurance — 1.49%
Allied World Assurance Co. Holdings Ltd. (Bermuda)
7.50%	08/01/16	[2]	375,000	413,502
Fairfax Financial Holdings Ltd. (Canada)
7.75%	04/26/12	[2]	6,902,000	7,247,100
Farmers Exchange Capital
7.05%	07/15/28	[4]	15,176,000	14,511,883
7.20%	07/15/48	[4]	5,700,000	5,281,078
Farmers Insurance Exchange
8.63%	05/01/24	[4]	16,145,000	18,017,594
MetLife Capital Trust X
9.25%	04/08/38	[3,4]	11,500,000	12,477,500
MetLife, Inc.
7.72%	02/15/19		10,080,000	12,016,902
Metropolitan Life Global Funding I
2.44%	06/10/11	[3,4]	13,300,000	13,470,293
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	12,403,000	10,555,325
6.60%	04/15/34	[4]	19,518,000	17,256,664
Pricoa Global Funding I
0.44%	01/30/12	[3,4]	15,690,000	15,392,878
5.45%	06/11/14	[4]	15,130,000	16,464,194
Travelers Cos., Inc. (The)
6.25%	03/15/37	[3]	370,000	347,661

				143,452,574

Materials — 0.10%
Barrick Gold Finance Co. LLC (Canada)
6.13%	09/15/13	[2]	7,920,000	8,835,734
Lyondell Chemical Co.
11.00%	05/01/18		441,113	475,299

				9,311,033

Real Estate Investment Trust (REIT) — 1.67%
BRE Properties, Inc.
5.50%	03/15/17		100,000	102,025
Duke Realty LP
5.40%	08/15/14		1,250,000	1,298,822
6.25%	05/15/13		75,000	79,986
ERP Operating LP
5.75%	06/15/17		100,000	107,905
First Industrial LP (MTN)
7.50%	12/01/17		280,000	256,344
HCP, Inc.
5.65%	12/15/13		3,290,000	3,474,190
6.00%	01/30/17		5,750,000	5,813,446

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
6.45%	06/25/12		$11,800,000	$12,579,685
7.07%	06/08/15		125,000	136,058
HCP, Inc. (MTN)
4.88%	09/15/10		8,055,000	8,094,228
5.95%	09/15/11		165,000	171,096
6.30%	09/15/16		20,274,000	21,008,973
6.70%	01/30/18		8,650,000	9,141,558
Highwoods Properties, Inc.
7.50%	04/15/18		6,795,000	7,315,830
Shurgard Storage Centers LLC
5.88%	03/15/13		624,000	673,614
7.75%	02/22/11		7,200,000	7,394,090
Simon Property Group LP
4.88%	08/15/10		24,080,000	24,141,982
5.30%	05/30/13		5,123,000	5,515,104
6.13%	05/30/18		1,290,000	1,426,123
UDR, Inc.
6.05%	06/01/13		3,590,000	3,816,098
UDR, Inc. (MTN)
5.00%	01/15/12		2,845,000	2,925,940
UDR, Inc. E (MTN)
5.13%	01/15/14		7,075,000	7,278,081
Washington Real Estate Investment Trust
5.95%	06/15/11		250,000	257,855
WEA Finance LLC
7.13%	04/15/18	[4]	33,350,000	37,686,834

				160,695,867

Services — 0.01%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	699,375
United Rentals North America, Inc.
7.00%	02/15/14		375,000	354,375

				1,053,750

Transportation — 1.53%
American Airlines Pass-Through Trust 2001-02
6.98%	04/01/11		21,089	21,036
American Airlines Pass-Through Trust 2003-1 (AMBAC)
3.86%	07/09/10		3,819,302	3,823,962
American Airlines Pass-Through Trust 2009-1A
10.38%	07/02/19		15,001,959	16,652,174
Continental Airlines Pass-Through Trust 1997-4 A
6.90%	01/02/18		4,378,254	4,389,200

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust 1999-2 A-1
7.26%	03/15/20		$6,748,352	$6,883,319
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22		4,803,400	4,842,163
Continental Airlines Pass-Through Trust 2007-1 B
6.90%	04/19/22		2,478,252	2,302,296
Continental Airlines Pass-Through Trust 2009-2 A
7.25%	11/10/19		22,005,000	23,413,320
Delta Air Lines, Inc.
9.50%	09/15/14	[4]	4,095,000	4,320,225
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11		7,898,000	8,223,793
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		1,968,688	1,850,567
Delta Air Lines, Inc. 2002 G2
6.42%	07/02/12		21,370,000	21,797,400
Delta Air Lines, Inc. 2007 1A
6.82%	08/10/22		1,023,878	1,011,079
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		23,530,000	23,800,595
Northwest Airlines, Inc. 2001-1 A1
7.04%	04/01/22		1,056,181	1,045,619
UAL Pass-Through Trust 2009-2 A
9.75%	01/15/17		21,450,000	22,790,625

				147,167,373

Total Corporates
(Cost $2,089,295,541)				2,233,048,158

BANK LOANS — 0.58%*

Communications — 0.03%
Charter Communications, Inc. Term Loan 3rd Lien
3.04%	09/06/14	[8]	1,000,000	893,500
Dex Media West LLC Term Loan
7.50%	10/24/14	[3,8]	2,030,538	1,830,386
Univision Communications, Inc. 1st Lien Strip
2.60%	09/29/14	[8]	372,634	313,686

				3,037,572

Consumer Discretionary — 0.01%
Tribune 1st Lien Term Loan B
3.25%	06/04/14	[6,7,8]	1,500,000	917,250

Electric — 0.13%
Calpine New Development Holdings LLC
11.54%	06/08/17	[8]	9,500,000	9,418,576

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
TPF Generation Holdings LLC 2nd Lien
4.78%	12/15/14	[8]	$1,000,000	$897,000
TXU Energy Term Loan B1
3.85%	10/10/14	[8]	987,310	732,460
TXU Energy Term Loan B3
3.85%	10/10/14	[8]	2,432,469	1,804,208

				12,852,244

Finance — 0.07%
Kelson 1st Lien
3.78%	03/08/13	[8]	6,862,989	6,557,586

Gaming — 0.10%
Harrah’s Entertainment, Inc. Term Loan B2
3.32%	01/28/15	[8]	12,250,000	10,215,349

Health Care — 0.21%
Carestream Health, Inc. Term Loan
5.60%	10/30/13	[8]	250,000	231,771
HCA Term Loan A
2.03%	11/17/12	[8]	20,950,678	19,845,320

				20,077,091

Insurance — 0.01%
Asurion Corp. Term Loan
3.36%	07/07/14	[8]	744,375	706,625

Services — 0.02%
Cengage Learning Term Loan B
3.03%	07/03/14	[8]	1,945,000	1,685,099

Transportation — 0.00%
Delta Air Lines, Inc. Term Loan 1st Lien
2.21%	04/30/12	[8]	237,551	227,455

Total Bank Loans
(Cost $56,224,693)				56,276,271

MORTGAGE-BACKED — 40.28%**
Commercial Mortgage-Backed — 9.39%
Banc of America Commercial Mortgage, Inc. 2001-1 A2
6.50%	04/15/36		23,767,407	24,248,647
Banc of America Commercial Mortgage, Inc. 2005-3 A3A
4.62%	07/10/43		350,000	359,045
Bayview Commercial Asset Trust 2006-3A A1
0.60%	10/25/36	[3,4]	7,025,015	4,641,965
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	25,828,560
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	39,006,000	41,381,532

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4
4.68%	08/13/39[3]	$6,225,000	$6,583,877
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42[3]	29,045,000	30,955,571
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41	3,165,000	3,307,090
Chase Commercial Mortgage Securities Corp. 2000-3 A2
7.32%	10/15/32	41,159,723	41,276,378
Citigroup Commercial Mortgage Trust 2007-C6 A4
5.70%	12/10/49[3]	14,440,000	14,746,017
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4
5.32%	12/11/49	16,645,000	16,201,607
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 A4
5.89%	11/15/44[3]	1,925,000	1,955,790
Commercial Mortgage Loan Trust 2008-LS1 A4B
6.02%	12/10/49[3]	48,895,000	48,449,474
Commercial Mortgage Loan Trust 2008-LS1 AJ
6.02%	12/10/49[3]	8,018,000	4,110,701
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.71%	02/15/39[3]	350,000	361,877
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39	50,195,000	49,767,685
Credit Suisse Mortgage Capital Certificates 2007-C2 A2
5.45%	01/15/49[3]	4,974,000	5,088,323
CW Capital Cobalt Ltd. 2006-C1 A4
5.22%	08/15/48	4,275,000	4,278,746
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33	34,099,824	34,423,868
GE Capital Commercial Mortgage Corp. 2000-1 A2
6.50%	01/15/33	33,239,488	33,653,915
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
1.09%	05/15/35[3,5]	28,201,369	1,107,956
GMAC Commercial Mortgage Securities, Inc. 2000-C3 A2
6.96%	09/15/35	31,627,988	31,869,961
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2
6.28%	11/15/39	20,000,000	20,888,464

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35	$34,500,000	$36,086,524
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.89%	07/10/38[3]	52,354,554	54,820,469
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39	74,275,000	74,557,713
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIBC A3
6.26%	03/15/33	25,116,394	25,460,137
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.06%	04/15/45[3]	33,110,000	35,339,505
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A4
5.44%	06/12/47	3,065,000	3,067,186
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.74%	02/12/49[3]	17,773,000	17,716,786
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51[3]	48,970,000	49,217,915
LB-UBS Commercial Mortgage Trust 2003-C8 A4
5.12%	11/15/32[3]	320,000	342,112
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-2 A1
5.77%	06/12/46[3]	4,285,107	4,317,740
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3
5.17%	12/12/49[3]	32,840,000	32,488,149
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49[3]	25,000,000	26,415,705
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4
5.81%	06/12/50[3]	36,440,000	35,717,952
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52[3]	16,160,000	16,934,592
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49	30,007,500	31,132,904
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36	5,614,346	5,646,045
Prudential Mortgage Capital Funding LLC 2001-ROCK A2
6.61%	05/10/34	3,880,775	3,971,098
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36	415,000	433,571

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 A3
6.07%	08/15/39	[3]	$3,115,000	$3,399,377
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4
5.57%	10/15/48		1,980,000	2,052,151

				904,604,680

Non-Agency Mortgage-Backed — 5.73%
American Home Mortgage Assets 2007-4 A2
0.54%	08/25/37	[3]	36,102,000	24,067,922
American Home Mortgage Investment Trust 2006-1 2A3
5.10%	12/25/35	[3]	352,810	240,282
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		106,384	111,064
Banc of America Funding Corp. 2007-8 2A1
7.00%	10/25/37		26,745,904	19,030,031
Banc of America Mortgage Securities, Inc. 2005-E 2A6
2.87%	06/25/35	[3]	100,000	86,547
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.17%	11/20/46	[3]	17,202,915	16,533,092
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	652,758	52,221
Bear Stearns Adjustable Rate Mortgage Trust 2003-4 3A1
5.00%	07/25/33	[3]	225,191	231,901
Bear Stearns Alt-A Trust 2005-4 21A1
3.03%	05/25/35	[3]	29,960,713	20,334,449
BHN I Mortgage Fund 1997-2 A1 (Argentina)
1.80%	05/31/17	[2,3,4,5,6,7]	13,760	1,926
BHN I Mortgage Fund 1997-2 A2 (Argentina)
7.54%	05/31/17	[2,4,5,6,7]	2,500	349
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	6,000	720
BlackRock Capital Finance LP 1997-R2 AP
10.32%	12/25/35	[3,4,5]	3,663	3,665
Chase Mortgage Finance Corp. 2005-A1 2A3
5.23%	12/25/35	[3]	1,710,000	1,407,293
Chase Mortgage Finance Corp. 2007-A2 2A3
3.56%	07/25/37	[3]	17,728,789	17,054,883
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.63%	01/25/35	[3,4]	2,501,877	1,867,507
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.72%	05/25/34	[3,4]	19,094,440	18,125,894

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		$5,195	$5,681
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		50,323	52,116
Countrywide Alternative Loan Trust 2005-27 2A1
1.77%	08/25/35	[3]	9,669,927	4,422,284
Countrywide Alternative Loan Trust 2005-36 2A1A
0.66%	08/25/35	[3]	325,092	129,106
Countrywide Alternative Loan Trust 2005-43 4A1
5.59%	10/25/35	[3]	406,913	303,192
Countrywide Alternative Loan Trust 2005-59 1A1
0.67%	11/20/35	[3]	238,524	138,383
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		9,537,562	8,273,799
Countrywide Alternative Loan Trust 2006-OA10 1A1
1.35%	08/25/46	[3]	6,275,153	3,162,737
Countrywide Alternative Loan Trust 2006-OA14 3A1
1.27%	11/25/46	[3]	919,053	395,046
Countrywide Alternative Loan Trust 2006-OA17 1A1A
0.54%	12/20/46	[3]	41,881,062	20,702,604
Countrywide Alternative Loan Trust 2006-OA18 A1
0.47%	12/25/46	[3]	43,015,773	22,490,625
Countrywide Alternative Loan Trust 2006-OA22 A1
0.51%	02/25/47	[3]	1,271,132	761,022
Countrywide Alternative Loan Trust 2006-OA8 1A1
0.54%	07/25/46	[3]	29,197,440	15,165,553
Countrywide Alternative Loan Trust 2007-22 2A16
6.50%	09/25/37		55,207,840	40,292,288
Countrywide Home Loan Mortgage Pass-Through Trust 2001-HYB1 1A1
2.56%	06/19/31	[3]	54,406	44,616
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.11%	08/25/34	[3]	8,465,555	8,425,208
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.00%	09/20/35	[3]	10,635,627	7,265,322
Countrywide Home Loan Mortgage Pass-Through Trust 2007-HY3 2A1
5.49%	06/25/47	[3]	39,908,996	28,958,586

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR20 2A4
2.92%	08/25/33	[3]	$71,739	$62,947
Credit Suisse Mortgage Capital Certificates 2006-6 2A1
0.95%	07/25/36	[3]	225,406	87,123
Deutsche ALT-A Securities, Inc. 2005-3 4A5
5.25%	06/25/35		79,165	71,363
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
3.26%	01/25/26	[3,4,5]	85,109	53
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		73,775	66,442
First Horizon Alternative Mortgage Securities 2004-AA3 A1
2.33%	09/25/34	[3]	116,848	92,913
First Horizon Asset Securities, Inc. 2004-AR5 2A1
3.00%	10/25/34	[3]	23,109	22,231
First Horizon Asset Securities, Inc. 2005-AR6 2A1B
5.51%	01/25/36	[3]	26,990,000	19,003,775
Harborview Mortgage Loan Trust 2007-7 2A1A
1.35%	11/25/47	[3]	2,283,917	1,479,091
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
1.15%	08/25/34	[3]	62,011	37,281
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.52%	10/25/34	[3]	577,487	510,291
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
1.21%	09/25/34	[3]	197,462	113,702
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.75%	11/25/34	[3]	110,359	68,052
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.66%	10/25/36	[3]	419,240	256,315
IndyMac Index Mortgage Loan Trust 2006-AR19 1A2
5.73%	08/25/36	[3]	36,329,798	18,279,864
JPMorgan Alternative Loan Trust 2006-A6 2A5
6.05%	11/25/36	[3]	360,000	232,228
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.45%	06/25/37	[3]	7,349,322	6,707,950
JPMorgan Mortgage Trust 2003-A2 2A3
4.70%	11/25/33	[3]	705,000	637,022

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust 2005-A5 3A2
5.36%	08/25/35	[3]	$286,907	$269,025
JPMorgan Mortgage Trust 2005-A5 TA1
5.43%	08/25/35	[3]	2,278,607	2,199,470
JPMorgan Mortgage Trust 2006-A2 2A2
5.75%	04/25/36	[3]	1,475,000	1,219,582
JPMorgan Mortgage Trust 2006-A2 2A4
5.75%	04/25/36	[3]	17,325,000	13,814,825
JPMorgan Mortgage Trust 2006-A3 3A4
5.74%	05/25/36	[3]	23,500,000	18,285,496
Lehman XS Trust 2007-15N 2A1
0.60%	08/25/37	[3]	62,523,209	39,546,054
Lehman XS Trust 2007-16N 2A2
1.20%	09/25/47	[3]	483,422	270,560
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.18%	01/25/34	[3]	307,897	307,669
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7A
2.96%	11/21/34	[3]	440,000	414,808
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
2.77%	06/25/34	[3]	2,215	1,817
MASTR Asset Securitization Trust 2002-8 1A1
5.50%	12/25/17		74,085	76,664
MASTR Seasoned Securities Trust 2004-1 4A1
3.15%	10/25/32	[3]	74,029	60,449
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		4,187,243	4,486,369
Merrill Lynch Alternative Note Asset 2007-AF1 AV1
5.42%	06/25/37	[3]	7,573,670	3,921,583
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	[3]	300,000	165,178
Ocwen Residential MBS Corp. 1998-R2 AP
12.91%	11/25/34	[3,4]	22,895	14,898
Residential Accredit Loans, Inc. 2003-QS3 A4
5.50%	02/25/18		121,668	117,098
Residential Accredit Loans, Inc. 2007-QO4 A1
0.55%	05/25/47	[3]	26,861,042	13,859,425
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		171,023	167,673
Residential Asset Mortgage Products, Inc. 2004-SL3 A2
6.50%	12/25/31		190,103	182,936

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust 2004-IP2 2A1
2.86%	12/25/34	[3]	$53,704	$49,674
Ryland Mortgage Securities Corp. 1994-5 A2
3.62%	10/25/23	[3]	128,732	127,890
Ryland Mortgage Securities Corp. 1994-5 M3
3.62%	10/25/23	[3]	304,717	216,187
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
2.76%	12/27/35	[3]	3,869,990	2,172,080
Structured Asset Mortgage Investments, Inc. 2007-AR1 1A1
0.51%	01/25/37	[3]	65,575,339	35,808,135
Structured Asset Mortgage Investments, Inc. 2007-AR6 A1
1.92%	08/25/47	[3]	53,715,211	30,244,699
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		5,857	6,108
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	13,279	12,676
Thornburg Mortgage Securities Trust 2007-3 3A1
0.57%	06/25/47	[3]	10,982,938	10,210,711
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-3 2A3
0.90%	05/25/35	[3]	15,693,882	10,303,277
Washington Mutual Alternative Mortgage Pass-Through Certificates 2005-4 CB13
0.85%	06/25/35	[3]	22,625,618	15,625,168
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
1.19%	04/25/47	[3]	26,396,212	13,983,618
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
2.77%	01/25/33	[3]	29,187	28,961
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
2.70%	06/25/33	[3]	88,906	87,178
Washington Mutual Mortgage Pass-Through Certificates 2004-AR3 A2
2.71%	06/25/34	[3]	118,962	117,749
Washington Mutual Mortgage Pass-Through Certificates 2004-AR6 A
0.80%	05/25/44	[3]	254,853	180,070
Washington Mutual Mortgage Pass-Through Certificates 2005-AR12 1A6
4.80%	10/25/35	[3]	310,000	250,455
Washington Mutual Mortgage Pass-Through Certificates 2005-AR16 1A4A
5.07%	12/25/35	[3]	320,000	260,374

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
3.33%	07/25/46	[3]	$3,643,274	$1,267,907
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 A1A
1.12%	02/25/47	[3]	487,545	271,981
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 2A
1.19%	04/25/47	[3]	253,934	129,719
Washington Mutual Mortgage Pass-Through Certificates 2007-OA4 1A
1.19%	05/25/47	[3]	638,509	356,575
Washington Mutual Mortgage Pass-Through Certificates 2007-OA6 1A
1.23%	07/25/47	[3]	234,274	136,571
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.75%	06/25/34	[3]	1,565,000	1,529,839
Wells Fargo Mortgage Backed Securities Trust 2004-L A8
4.76%	07/25/34	[3]	1,740,000	1,686,191

				552,311,929

U.S. Agency Mortgage-Backed — 25.16%
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,205	1,300
Fannie Mae 1991-65 Z
6.50%	06/25/21		30,414	33,318
Fannie Mae 1992-123 Z
7.50%	07/25/22		4,118	4,715
Fannie Mae 1992-83 Z
7.00%	06/25/22		4,798	4,831
Fannie Mae 1993-132 D (PO)
0.98%	10/25/22	[9]	228,634	207,257
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[3]	718,123	15,458
Fannie Mae 1993-29 PK
7.00%	03/25/23		120,162	131,821
Fannie Mae 1994-55 H
7.00%	03/25/24		105,884	118,526
Fannie Mae 1997-34 SA
10.11%	10/25/23	[3]	23,838	29,873
Fannie Mae 1999-11 Z
5.50%	03/25/29		555,164	606,172
Fannie Mae 2001-52 YZ
6.50%	10/25/31		277,915	313,314
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	33,512,179
Fannie Mae 2003-52 SV
17.17%	05/25/31	[3]	1,170,832	1,248,731

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		$40,250	$103
Fannie Mae 2003-W2 2A9
5.90%	07/25/42		92,524	101,849
Fannie Mae 2005-104 NI
6.35%	03/25/35	[3]	114,272,698	14,133,259
Fannie Mae 2005-117 LC
5.50%	11/25/35		46,177,000	50,949,425
Fannie Mae 2005-92 US (IO)
5.75%	10/25/25	[3]	50,906,942	5,295,203
Fannie Mae 2006-18 PD
5.50%	08/25/34		345,000	377,024
Fannie Mae 2006-4 WE
4.50%	02/25/36		400,000	420,674
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	25,711,492
Fannie Mae 2007-34 SB (IO)
5.76%	04/25/37	[3]	56,027,677	5,651,467
Fannie Mae 2008-24 NA
6.75%	06/25/37		22,733,095	24,781,986
Fannie Mae 2010-17 SB
6.00%	03/25/40	[3]	58,568,194	6,679,070
Fannie Mae 2010-43 KS
6.07%	05/25/40	[3]	114,195,355	13,780,262
Fannie Mae 3210 PD
6.00%	08/15/35		360,000	402,522
Fannie Mae G92-36 Z
7.00%	07/25/22		830	920
Fannie Mae G93-21 Z
7.20%	05/25/23		15,462	17,476
Fannie Mae Pool 190375
5.50%	11/01/36		18,555,619	19,951,350
Fannie Mae Pool 233672
3.50%	09/01/23	[3]	20,990	21,716
Fannie Mae Pool 254232
6.50%	03/01/22		123,547	137,579
Fannie Mae Pool 254868
5.00%	09/01/33		45,541,449	48,439,500
Fannie Mae Pool 308798
2.51%	04/01/25	[3]	6,363	6,653
Fannie Mae Pool 312155
2.42%	03/01/25	[3]	21,943	22,116
Fannie Mae Pool 313182
7.50%	10/01/26		11,944	13,586
Fannie Mae Pool 383124
6.48%	01/01/11		121,250	124,166
Fannie Mae Pool 384569
6.20%	01/01/12		100,000	105,435

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 384762
6.01%	02/01/12		$156,917	$165,704
Fannie Mae Pool 545191
7.00%	09/01/31		21,072	23,363
Fannie Mae Pool 545269
5.98%	11/01/11		179,211	185,839
Fannie Mae Pool 545322
5.94%	11/01/11		90,465	93,054
Fannie Mae Pool 545831
6.50%	08/01/17		78,192	85,345
Fannie Mae Pool 555207
7.00%	11/01/17		41,502	45,179
Fannie Mae Pool 555284
7.50%	10/01/17		8,461	9,156
Fannie Mae Pool 613142
7.00%	11/01/31		93,784	105,423
Fannie Mae Pool 625666
7.00%	01/01/32		51,367	58,232
Fannie Mae Pool 633698
7.50%	02/01/31		53,289	61,259
Fannie Mae Pool 637093
8.50%	03/01/32		19,549	22,734
Fannie Mae Pool 642322
2.54%	05/01/32	[3]	1,269	1,326
Fannie Mae Pool 646884
1.92%	05/01/32	[3]	8,803	9,014
Fannie Mae Pool 655928
7.00%	08/01/32		646,028	734,773
Fannie Mae Pool 725027
5.00%	11/01/33		53,210,834	56,559,371
Fannie Mae Pool 725232
5.00%	03/01/34		121,939	129,699
Fannie Mae Pool 725257
5.50%	02/01/34		10,211,300	11,014,482
Fannie Mae Pool 725372
6.96%	12/01/10		179,635	177,989
Fannie Mae Pool 725425
5.50%	04/01/34		37,814,699	40,712,840
Fannie Mae Pool 730957
5.00%	08/01/33		16,562,981	17,605,283
Fannie Mae Pool 734922
4.50%	09/01/33		16,013,958	16,800,142
Fannie Mae Pool 735207
7.00%	04/01/34		81,759	90,932
Fannie Mae Pool 735224
5.50%	02/01/35		52,057,527	56,152,177
Fannie Mae Pool 735646
4.50%	07/01/20		16,106,252	17,185,088

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735651
4.50%	06/01/35		$58,594,930	$61,288,462
Fannie Mae Pool 735686
6.50%	12/01/22		409,162	441,922
Fannie Mae Pool 735883
6.00%	03/01/33		10,701,622	11,975,674
Fannie Mae Pool 740297
5.50%	10/01/33		38,012	41,002
Fannie Mae Pool 741862
5.50%	09/01/33		37,509	40,460
Fannie Mae Pool 745592
5.00%	01/01/21		71,135	76,520
Fannie Mae Pool 765387
6.00%	08/01/34		374,935	418,064
Fannie Mae Pool 770284
5.00%	04/01/34		7,029,966	7,464,671
Fannie Mae Pool 770332
5.00%	04/01/34		26,009,306	27,617,615
Fannie Mae Pool 789606
6.00%	08/01/34		115,409	127,196
Fannie Mae Pool 817611
5.31%	11/01/35	[3]	5,909,221	6,318,469
Fannie Mae Pool 836952
5.40%	10/01/35	[3]	153,578	164,581
Fannie Mae Pool 841031
5.27%	11/01/35	[3]	526,438	563,257
Fannie Mae Pool 844773
5.06%	12/01/35	[3]	91,810	98,020
Fannie Mae Pool 888412
7.00%	04/01/37		7,415,428	8,180,395
Fannie Mae Pool 888430
5.00%	11/01/33		41,342,557	43,944,227
Fannie Mae Pool 888873
6.50%	08/01/37		8,159,670	8,956,194
Fannie Mae Pool 889125
5.00%	12/01/21		44,593,754	47,882,544
Fannie Mae Pool 889184
5.50%	09/01/36		46,441,135	50,000,412
Fannie Mae Pool 895606
5.77%	06/01/36	[3]	240,347	256,044
Fannie Mae Pool 908408
5.50%	04/01/37	[3]	19,802,731	21,070,541
Fannie Mae Pool 918445
5.79%	05/01/37	[3]	542,660	578,103
Fannie Mae Pool 928920
6.50%	12/01/37		22,712,354	24,914,032
Fannie Mae Pool 933033
6.50%	10/01/37		21,205,156	22,990,200

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 1004 H
7.95%	10/15/20	$948	$947
Freddie Mac 1073 G
7.00%	05/15/21	3,426	3,811
Freddie Mac 1107 ZC
6.50%	07/15/21	14,040	15,391
Freddie Mac 165 K
6.50%	09/15/21	573	574
Freddie Mac 1980 Z
7.00%	07/15/27	420,359	475,597
Freddie Mac 1983 Z
6.50%	12/15/23	244,595	273,893
Freddie Mac 2043 CJ
6.50%	04/15/28	66,084	69,492
Freddie Mac 2098 TZ
6.00%	01/15/28	897,180	992,207
Freddie Mac 2209 TC
8.00%	01/15/30	262,203	298,843
Freddie Mac 2481 AW
6.50%	08/15/32	119,232	130,807
Freddie Mac 2624 QE
5.00%	09/15/28	159,461	163,901
Freddie Mac 2627 NI (IO)
5.00%	04/15/29	1,773,835	73,952
Freddie Mac 2642 BW (IO)
5.00%	06/15/23	96,447	12,452
Freddie Mac 2929 PE
5.00%	05/15/33	1,585,000	1,707,250
Freddie Mac 2971 AB
5.00%	05/15/20	3,688	3,636
Freddie Mac Gold A14189
4.00%	10/01/33	214,407	217,768
Freddie Mac Gold A24156
6.50%	10/01/31	1,882,898	2,096,019
Freddie Mac Gold A25162
5.50%	05/01/34	18,328,835	19,734,284
Freddie Mac Gold A39012
5.50%	06/01/35	90,771	97,561
Freddie Mac Gold A54856
5.00%	01/01/34	26,359,253	28,001,559
Freddie Mac Gold A61164
5.00%	04/01/36	342,367	363,993
Freddie Mac Gold A64183
6.00%	08/01/37	114,360	125,188
Freddie Mac Gold A65805
6.00%	09/01/37	2,625,775	2,874,403
Freddie Mac Gold A73260
6.00%	02/01/38	256,648	278,946

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold A83009
6.00%	11/01/38	$26,096,500	$28,384,023
Freddie Mac Gold C01492
5.00%	02/01/33	8,913,166	9,472,675
Freddie Mac Gold C03094
6.00%	11/01/37	229,263	250,971
Freddie Mac Gold C46104
6.50%	09/01/29	89,126	99,214
Freddie Mac Gold C55789
7.50%	10/01/27	41,031	46,849
Freddie Mac Gold C90573
6.50%	08/01/22	407,901	452,715
Freddie Mac Gold E02402
6.00%	10/01/22	148,170	161,106
Freddie Mac Gold G00992
7.00%	11/01/28	6,131	6,871
Freddie Mac Gold G01515
5.00%	02/01/33	9,216,254	9,794,790
Freddie Mac Gold G01601
4.00%	09/01/33	961,756	976,834
Freddie Mac Gold G01611
4.00%	09/01/33	280,058	284,449
Freddie Mac Gold G01644
5.50%	02/01/34	32,994,726	35,626,058
Freddie Mac Gold G01673
5.50%	04/01/34	2,626,912	2,828,343
Freddie Mac Gold G02366
6.50%	10/01/36	13,234,133	14,560,643
Freddie Mac Gold G02461
6.50%	11/01/36	13,384,833	14,726,485
Freddie Mac Gold G02579
5.00%	12/01/34	16,415,017	17,451,898
Freddie Mac Gold G02884
6.00%	04/01/37	32,253,848	35,093,195
Freddie Mac Gold G02955
5.50%	03/01/37	24,779,312	26,783,919
Freddie Mac Gold G03357
5.50%	08/01/37	11,412,519	12,344,690
Freddie Mac Gold G03436
6.00%	11/01/37	52,081,693	57,013,183
Freddie Mac Gold G03601
6.00%	07/01/37	37,079,187	40,584,331
Freddie Mac Gold G03676
5.50%	12/01/37	26,738,185	28,963,930
Freddie Mac Gold G03739
6.00%	11/01/37	30,552,931	33,445,915
Freddie Mac Gold G03783
5.50%	01/01/38	12,174,339	13,187,758

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G03985
6.00%	03/01/38		$155,292	$169,220
Freddie Mac Gold G04053
5.50%	03/01/38		143,914	154,641
Freddie Mac Gold G04079
5.50%	03/01/38		53,247,156	57,621,324
Freddie Mac Gold G04438
5.50%	05/01/38		51,164,385	54,978,052
Freddie Mac Gold G04484
6.00%	08/01/38		179,361	196,457
Freddie Mac Gold G04516
6.00%	07/01/38		123,048	134,872
Freddie Mac Gold G04703
5.50%	08/01/38		72,527,509	77,952,908
Freddie Mac Gold G04706
5.50%	09/01/38		980,636	1,062,880
Freddie Mac Gold G04710
6.00%	09/01/38		10,026,285	10,897,382
Freddie Mac Gold G04711
6.00%	09/01/38		462,366	502,537
Freddie Mac Gold G05866
4.50%	02/01/40		67,936,514	70,496,871
Freddie Mac Gold G11707
6.00%	03/01/20		4,655,711	5,075,270
Freddie Mac Gold G12393
5.50%	10/01/21		40,185,009	43,558,351
Freddie Mac Gold G12399
6.00%	09/01/21		21,647	23,591
Freddie Mac Gold G12824
6.00%	08/01/22		11,269,803	12,342,195
Freddie Mac Gold G12909
6.00%	11/01/22		30,384,153	33,251,658
Freddie Mac Gold G13032
6.00%	09/01/22		8,908,756	9,732,816
Freddie Mac Gold G13058
4.50%	10/01/20		27,613,834	29,472,104
Freddie Mac Gold H00790
5.50%	05/01/37		418,831	449,288
Freddie Mac Gold H05069
5.50%	05/01/37		30,156,089	32,100,921
Freddie Mac Gold H09082
6.50%	09/01/37		163,455	177,361
Freddie Mac Non Gold Pool 1J0045
5.13%	01/01/36	[3]	237,910	253,270
Freddie Mac Non Gold Pool 781415
2.61%	04/01/34	[3]	4,145,672	4,307,550
Freddie Mac Non Gold Pool 781469
2.61%	04/01/34	[3]	3,659,591	3,800,562

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 781817
2.74%	08/01/34	[3]	$71,605 $	73,735
Freddie Mac Non Gold Pool 788498
2.90%	02/01/30	[3]	341,100	358,044
Freddie Mac Non Gold Pool 847288
2.68%	05/01/34	[3]	5,949,880	6,183,378
Ginnie Mae 2000-22 SG (IO)
10.45%	05/16/30	[3]	1,301,701	253,306
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,625,871	48,496
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		21,198,624	22,818,057
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		19,690,170	19,992,079
Ginnie Mae 2007-35 PY
6.40%	06/16/37	[3]	94,373,049	14,041,785
Ginnie Mae 2010-4 SM (IO)
5.45%	01/16/40	[3]	91,739,692	9,579,587
Ginnie Mae 2010-6 BS (IO)
6.15%	09/16/39	3,†	51,787,032	6,032,380
Ginnie Mae GNSF (TBA)
4.50%	07/15/40		510,515,000	531,892,816
5.50%	07/15/40		22,745,000	24,575,267
Ginnie Mae I Pool 782817
4.50%	11/15/39		78,026,301	81,489,531
Ginnie Mae II Pool 2631
7.00%	08/20/28		8,575	9,579
Ginnie Mae II Pool 80968
3.63%	07/20/34	[3]	54,346	56,005
Ginnie Mae II Pool 81018
3.63%	08/20/34	[3]	44,155	45,413

				2,423,504,195

Total Mortgage-Backed
(Cost $3,601,028,355)				3,880,420,804

MUNICIPAL BONDS — 0.79%*
California — 0.59%
State of California, Public Improvements, G.O., Build America Bonds
7.30%	10/01/39		19,880,000	20,716,749
State of California, School Improvements, G.O., Build America Bonds
6.65%	03/01/22		3,975,000	4,185,794
State of California, School Improvements, G.O., Build America Bonds, Taxable Variable
Purpose
7.55%	04/01/39		21,414,000	22,999,707

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, School Improvements, G.O., Taxable Variable Purpose
5.50%	03/01/16		$8,450,000	$8,790,113

				56,692,363

Illinois — 0.17%
State of Illinois, Pension Funding G.O., Taxable
4.07%	01/01/14		16,100,000	15,915,011

Pennsylvania — 0.03%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements, Series A Revenue Bonds
6.75%	12/01/36		2,985,000	3,077,744

Texas — 0.00%
County of Harris, Flood Control District Contract, Series B Refunding Notes, G.O., Pre-Refunded 10/01/13 @ 100
5.25%	10/01/20		7,000	7,947

Total Municipal Bonds
(Cost $71,267,118)				75,693,065

U.S. TREASURY SECURITIES — 23.64%
U.S. Treasury Bonds — 3.92%
4.25%	05/15/39		8,140,000	8,608,050
8.00%	11/15/21		80,863,000	117,643,034
1.75%	01/15/28	[10]	131,899,000	139,566,239
2.38%	01/15/27	[10]	35,265,000	42,209,849
8.00%	11/15/21		103,555,000	69,294,553

				377,321,725

U.S. Treasury Notes — 19.72%
1.13%	06/15/13		290,000	291,199
1.88%	06/30/15		286,745,000	287,887,679
2.00%	01/15/16	[10]	26,339,000	31,245,768
2.13%	05/31/15		151,025,000	153,644,680
2.38%	02/28/15		342,555,000	353,085,894
2.50%	03/31/15		445,905,000	462,138,617
3.25%	12/31/16		178,655,000	188,341,496
3.38%	11/15/19		408,810,000	423,469,927

				1,900,105,260

Total U.S. Treasury Securities (Cost $2,187,434,549)				2,277,426,985

Total Bonds – 99.03% (Cost $9,009,782,543)				9,539,662,794

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS — 8.12%
Commercial Paper — 1.12%
JPMorgan Chase & Co.
0.25%[11]	07/06/10		$48,310,000	$48,308,323
Moody’s Corp.
0.40%[11]	07/07/10		59,965,000	59,961,002

				108,269,325

Money Market Fund — 6.91%
Dreyfus Cash Advantage Fund
0.19%[12]			47,107,000	47,107,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.22%[12]			432,046,000	432,046,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[12,13]			186,379,000	186,379,000

				665,532,000

U.S. Treasury Bills — 0.09%
U.S. Treasury Bills
0.15%[11]	08/12/10	[14]	7,990,000	7,989,579
0.15%[11]	08/12/10	[14]	300,000	299,984
0.15%[11]	08/12/10	[14]	200,000	199,990

				8,489,553

Total Short Term Investments
(Cost $782,289,846)				782,290,878

Total Investments – 107.15%
(Cost $9,792,072,389)[1]				10,321,953,672

Liabilities in Excess of Other
Assets – (7.15)%				(688,493,889)

NET ASSETS – 100.00%				$9,633,459,783

Contracts		Unrealized Appreciation

FUTURES CONTRACTS: LONG POSITIONS
3,114	U.S. Treasury Five Year Note, Expiration September 2010	$4,083,164
1,294	U.S. Treasury Ten Year Note, Expiration September 2010	2,323,199
62	U.S. Treasury Thirty Year Bond, Expiration September 2010	158,947

	Net unrealized appreciation	$6,565,310

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
13	Euro Dollar Ninety Day, Expiration September 2010	$(36,595)
13	Euro Dollar Ninety Day, Expiration December 2010	(45,857)
13	Euro Dollar Ninety Day, Expiration March 2011	(55,608)
13	Euro Dollar Ninety Day, Expiration June 2011	(64,382)
13	Euro Dollar Ninety Day, Expiration September 2011	(70,557)
13	Euro Dollar Ninety Day, Expiration December 2011	(74,133)
13	Euro Dollar Ninety Day, Expiration March 2012	(75,270)
13	Euro Dollar Ninety Day, Expiration June 2012	(74,458)

	Net unrealized depreciation	$(496,860)

Expiration Date	Notional Amount (000’s)	Depreciation	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 4.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	$9,002	$(1,809,863)	$(1,809,863)
The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	8,884	(1,941,747)	(1,941,747)
The Fund pays a fixed rate equal to 4.54% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	14,788	(3,278,803)	(3,278,803)
The Fund pays a fixed rate equal to 4.70% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays Capital, Inc.
11/15/21	24,457	(6,068,515)	(6,068,515)
The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.
10/24/38	56,660	(4,445,770)	(4,445,770)

	$113,791	$(17,544,698)	$(17,544,698)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Morgan Stanley
09/20/12	$—	$8,000	$(35,187)	$(35,187)

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.

12/20/12	$—	$5,900	$(54,700)	$(54,700)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	—	6,000	(52,633)	(52,633)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	—	2,060	(129,884)	(129,884)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.

12/20/12	—	4,580	(278,620)	(278,620)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	—	3,200	(2,217)	(2,217)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	—	5,200	(8,788)	(8,788)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

03/20/13	—	1,625	(68,445)	(68,445)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

03/20/13	—	1,575	(66,339)	(66,339)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc. (The)

06/20/13	—	4,320	(141,534)	(141,534)

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG

12/20/13	—	7,875	(815,497)	(815,497)

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.

03/20/14	—	7,335	(494,163)	(494,163)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

03/20/14	—	5,100	(254,467)	(254,467)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

03/20/14	—	5,490	(438,295)	(438,295)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.

03/20/14	$—	$660	$(66,752)	$(66,752)

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

03/20/14	—	4,865	(121,927)	(121,927)

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

03/20/14	—	660	(22,597)	(22,597)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

12/20/14	(95,434)	6,610	(47,387)	(142,821)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS First Boston

12/20/14	(67,945)	5,000	(40,089)	(108,034)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: Deutsche Bank AG

12/20/14	(80,780)	5,595	(40,110)	(120,890)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

03/20/15	—	4,100	(247,775)	(247,775)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

09/20/16	133,593	3,450	227,585	361,178

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	295,619	5,510	281,218	576,837

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	308,495	5,750	293,468	601,963

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: Citigroup, Inc.

09/20/16	18,549	6,875	431,340	449,889

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

09/20/16	88,856	16,500	990,878	1,079,734

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

09/20/16	17,210	6,465	405,849	423,059

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	138,144	4,060	298,844	436,988

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	$ 91,779	$ 2,515	$ 178,917	$ 270,696

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	147,748	7,945	707,393	855,141

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

09/20/16	313,614	8,825	636,243	949,857

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	193,589	6,165	469,966	663,555

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	281,669	7,725	549,792	831,461

	$1,784,706	$177,535	$2,044,087	$3,828,793

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	$1,243,011	$2,130	$(800,056)	$442,955

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	14,920,066	25,000	(9,721,066)	5,199,000

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	12,118,906	20,450	(7,866,124)	4,252,782

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Bank of America Corp.

10/12/52	6,997,505	28,590	(1,051,929)	5,945,576

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	1,314,362	15,430	1,894,461	3,208,823

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	2,047,089	21,425	2,408,454	4,455,543

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	4,845,311	8,525	(3,072,452)	1,772,859

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	(Depreciation) Appreciation/	Value[c]
SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES (continued)

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.

10/12/52	$ 792,120	$ 1,325	$ (516,573)	$ 275,547

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

10/12/52	477,886	805	(310,478)	167,408

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

10/12/52	4,266,567	7,265	(2,755,738)	1,510,829

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: CS First Boston

10/12/52	23,017	95	(3,261)	19,756

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX-NA-AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.

10/12/52	97,339	1,310	175,089	272,428

	$49,143,179	$132,350	$(21,619,673)	$27,523,506

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

12/20/10	AAA	$—	$11,525	$288,930	$288,930

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.

03/20/11	AAA	—	12,000	230,356	230,356

The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Morgan Stanley

03/20/11	AAA	—	21,800	418,479	418,479

		$—	$45,325	$937,765	$937,765

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

08/25/37	$ (220,572)	$ 1,368	$ (569,004)	$ (789,576)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	(4,070,626)	25,165	(10,449,586)	(14,520,212)

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report June 2010

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.

08/25/37	$(1,689,887)	$4,584	$(955,334)	$ (2,645,221)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	(14,192,284)	26,676	(1,200,167)	(15,392,451)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

08/25/37	(11,703,848)	24,206	(2,263,376)	(13,967,224)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	(2,949,103)	6,205	(631,067)	(3,580,170)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	(10,987,286)	22,724	(2,124,802)	(13,112,088)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(14,028,873)	22,034	1,365,694	(12,663,179)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(12,608,403)	19,701	1,285,696	(11,322,707)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(9,613,974)	14,888	1,057,772	(8,556,202)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(7,106,648)	10,521	1,060,265	(6,046,383)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.

01/25/38	(6,895,639)	9,925	1,191,504	(5,704,135)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.

01/25/38	(15,628,582)	24,813	1,368,246	(14,260,336)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.

01/25/38	(15,598,176)	24,813	1,337,840	(14,260,336)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

05/25/46	(10,841,992)	13,958	(841,607)	(11,683,599)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(13,463,912)	17,334	(1,045,133)	(14,509,045)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	$ (9,829,482)	$ 12,772	$ (861,393)	$(10,690,875)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

05/25/46	(8,432,661)	10,857	(654,583)	(9,087,244)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc. (The)

05/25/46	(7,770,986)	10,035	(628,987)	(8,399,973)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

05/25/46	(4,877,873)	13,530	(1,470,060)	(6,347,933)

	$(182,510,807)	$316,109	$(15,028,082)	$(197,538,889)

[a]	Using Standard & Poor’s rating of the issuer.

[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $9,792,072,389 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$696,454,186
Gross unrealized depreciation	(166,572,903)

Net unrealized appreciation	$529,881,283

[2]	U.S. dollar denominated security issued by foreign domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $667,753,403 representing 6.93% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $3,583,657 which is 0.04% of total net assets.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Non-income producing security.
[8]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan,
	3.36%, 07/07/14	$740,099	$706,625	0.01%

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/08/10	Calpine New Development Holdings LLC, 11.54%, 06/08/17	9,310,000	9,418,576	0.10%
06/01/07	Carestream Health, Inc. Term Loan, 5.60%, 10/30/13	251,794	231,771	0.00%
06/27/07	Cengage Learning Term Loan B, 3.03%, 07/03/14	1,933,797	1,685,099	0.02%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 3.04%, 09/06/14	1,003,615	893,500	0.01%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.21%, 04/30/12	233,282	227,455	0.00%
01/05/09	Dex Media West LLC Term Loan, 7.50%, 10/24/14	1,259,719	1,830,386	0.02%
06/24/10	Harrah’s Entertainment, Inc. Term Loan B2, 3.32%, 01/28/15	10,265,000	10,215,349	0.10%
10/10/07	HCA Term Loan A, 2.03%, 11/17/12	20,090,386	19,845,320	0.20%
03/07/07	Kelson 1st Lien, 3.78%, 03/08/13	6,146,989	6,557,586	0.07%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 4.78%, 12/15/14	973,244	897,000	0.01%
11/25/08	Tribune 1st Lien Term Loan B, 3.25%, 06/04/14	450,000	917,250	0.01%
06/11/09	TXU Energy Term Loan B1, 3.85%, 10/10/14	784,392	732,460	0.01%
10/31/07	TXU Energy Term Loan B3, 3.85%, 10/10/14	2,427,303	1,804,208	0.02%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
11/30/07	Univision Communica- tions, Inc. 1st Lien Strip, 2.60%, 09/29/14	355,073	313,686	0.00%

		$56,224,693	$56,276,271	0.58%

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2010.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Represents annualized yield at date of purchase.

[12]	Represents the current yield as of June 30, 2010.

[13]	Securities, or a portion there of, pledged as collateral for swaps. The total market value of collateral pledged is $186,379,002.

[14]	Securities, or a portion there of, pledged as collateral for futures. The total market value of collateral pledged is $4,423,159.

†	Fair valued security. The aggregate value of fair valued securities is $52,667,373 which is 0.55% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Assurance Corp.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium Term Note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report June 2010

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 89.57%
ASSET-BACKED SECURITIES — 1.27%**
Bear Stearns Asset Backed Securities Trust 2006-SD4 3A1
1.42%	10/25/36[2]	$2,776,267	$1,076,967
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2B
0.49%	05/25/37[2]	4,900,000	2,035,068
Countrywide Asset-Backed Certificates 2007-13 2A1
1.25%	10/25/47[2]	618,438	422,235
Credit-Based Asset Servicing and Securitization LLC 2006-CB6 A23
0.50%	07/25/36[2]	4,000,000	2,223,261
Credit-Based Asset Servicing and Securitization LLC 2006-CB8 A2B
0.46%	10/25/36[2]	3,800,000	3,250,393
Home Equity Asset Trust 2007-1 2A1
0.41%	05/25/37[2]	162,641	152,108
HSBC Home Equity Loan Trust 2007-3 M1
2.60%	11/20/36[2]	3,800,000	1,958,638
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2
0.58%	02/25/37[2]	405,241	191,000

Total Asset-Backed Securities (Cost $8,742,870)			11,309,670

CORPORATES — 77.57%*
Automotive — 1.36%
Cooper-Standard Automotive, Inc.
8.50%	05/01/18[3]	3,200,000	3,240,000
Navistar International Corp.
8.25%	11/01/21	2,485,000	2,534,700
Oshkosh Corp.
8.25%	03/01/17	1,750,000	1,828,750
Tenneco, Inc.
8.13%	11/15/15	2,125,000	2,146,250
Tenneco, Inc. B
10.25%	07/15/13	500,000	514,375
TRW Automotive
3.50%	12/01/15	1,545,000	1,778,681

			12,042,756

Banking — 4.28%
Ally Financial, Inc.
2.74%	12/01/14[2]	10,053,000	8,663,957
8.00%	03/15/20[3]	3,250,000	3,176,875
8.30%	02/12/15[3]	2,900,000	2,943,500
Bank of America N.A.
0.84%	06/15/17[2]	2,000,000	1,716,438
BankAmerica Capital III
0.87%	01/15/27[2]	2,300,000	1,495,000

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Chase Capital II B
0.84%	02/01/27[2]	$8,390,000	$6,326,823
Chase Capital VI
0.97%	08/01/28[2]	1,000,000	790,278
Discover Bank
8.70%	11/18/19	2,265,000	2,518,694
Fleet Capital Trust V
1.54%	12/18/28[2]	3,750,000	2,732,460
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49[2,3,4]	300,000	210,000
Lloyds Banking Group Capital No. 1 Plc (United Kingdom)
8.00%	12/29/49[2,4]	640,000	502,400
Nationsbank Capital Trust III
0.85%	01/15/27[2]	6,342,000	4,204,797
Nationsbank Capital Trust IV
8.25%	04/15/27	815,000	800,737
Provident Funding Associates
10.25%	04/15/17[3]	1,850,000	1,868,500

			37,950,459

Communications — 13.18%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.88%	04/30/18[3]	2,400,000	2,424,000
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15[3]	6,877,000	6,429,995
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%	11/15/17[3]	12,800,000	12,816,000
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12[3]	500,000	522,500
Cincinnati Bell, Inc.
8.25%	10/15/17	5,150,000	4,841,000
Frontier Communications Corp.
7.13%	03/15/19	3,000,000	2,790,000
GCI, Inc.
7.25%	02/15/14	500,000	501,875
8.63%	11/15/19[3]	1,700,000	1,704,250
Global Crossing, Ltd. (Bermuda)
12.00%	09/15/15[3,4]	2,000,000	2,130,000
Intelsat Jackson Holdings SA (Bermuda)
8.50%	11/01/19[3,4]	1,000,000	1,010,000
9.50%	06/15/16[4]	2,250,000	2,373,750
11.25%	06/15/16[4]	3,250,000	3,469,375
Intelsat Luxembourg SA (PIK) (Bermuda)
11.50%	02/04/17[4]	9,062,007	9,084,662

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 53

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Luxembourg SA (STEP) (Bermuda)
11.25%	02/04/17	[4]	$1,500,000	$1,526,250
iPCS, Inc. (PIK)
3.59%	05/01/14	[2]	4,100,000	3,772,000
Level 3 Financing, Inc.
4.14%	02/15/15	[2]	7,200,000	5,616,000
LIN Television Corp.
6.50%	05/15/13		2,695,000	2,641,100
LIN Television Corp. B
6.50%	05/15/13		2,700,000	2,605,500
McClatchy Co. (The)
11.50%	02/15/17	[3]	5,730,000	5,844,600
New Communications Holdings, Inc.
8.25%	04/15/17	[3]	1,250,000	1,259,375
Nextel Communications, Inc. E
6.88%	10/31/13		8,730,000	8,500,837
Qwest Communications International, Inc. B
7.50%	02/15/14		7,398,000	7,453,485
Sinclair Television Group, Inc.
9.25%	11/01/17	[3]	1,500,000	1,522,500
Sprint Nextel Corp.
6.00%	12/01/16		7,000,000	6,317,500
Telesat Canada LLC (Canada)
12.50%	11/01/17	[4]	2,000,000	2,250,000
Umbrella Acquisitions, Inc. (PIK)
9.75%	03/15/15	[3]	5,105,000	4,275,438
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
8.13%	12/01/17	[3,4]	650,000	637,000
UPC Holding BV (Netherlands)
9.88%	04/15/18	[3,4]	1,750,000	1,767,500
Visant Corp.
7.63%	10/01/12		325,000	326,625
Visant Holding Corp.
8.75%	12/01/13		1,625,000	1,649,375
Visant Holding Corp. (STEP)
10.25%	12/01/13		1,185,000	1,216,106
Wind Acquisition Holdings Finance SA (Luxembourg) (PIK)
12.25%	07/15/17	[3,4]	3,000,000	2,745,000
Windstream Corp.
7.88%	11/01/17		5,000,000	4,906,250

				116,929,848

Consumer Products — 1.28%
Hanesbrands, Inc.
8.00%	12/15/16		3,275,000	3,336,406
Levi Strauss & Co.
7.63%	05/15/20	[3]	4,775,000	4,691,438

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products (continued)
Spectrum Brands, Inc.
9.50%	06/15/18	[3]	$3,200,000	$3,304,000

				11,331,844

Electric — 10.26%
AES Red Oak LLC A
8.54%	11/30/19		2,609,406	2,589,836
Calpine Construction Finance Co. LP
8.00%	06/01/16	[3]	7,675,000	7,886,062
Coso Geothermal Power Holdings
7.00%	07/15/26	[3]	4,662,712	4,490,919
Dynegy Holdings, Inc.
7.75%	06/01/19		2,000,000	1,392,500
Dynegy Roseton/Danskammer Pass Through Trust B
7.67%	11/08/16		12,596,000	11,084,480
Edison Mission Energy
7.00%	05/15/17		11,460,000	7,449,000
7.63%	05/15/27		4,250,000	2,465,000
7.75%	06/15/16		1,750,000	1,227,188
Energy Future Holdings Corp.
10.88%	11/01/17		17,500,000	12,906,250
Energy Future Holdings Corp. (PIK)
11.25%	11/01/17		1,921,356	1,258,488
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	4,945,078	4,851,814
Indiantown Cogeneration LP A-10
9.77%	12/15/20		1,665,000	1,841,906
Midwest Generation LLC B
8.56%	01/02/16		1,332,797	1,324,467
Mirant Americas Generation LLC
8.50%	10/01/21		9,260,000	8,658,100
9.13%	05/01/31		2,300,000	2,127,500
Mirant Mid Atlantic Pass Through Trust B
9.13%	06/30/17		3,578,469	3,699,242
NRG Energy, Inc.
7.38%	02/01/16		3,000,000	2,992,500
PNM Resources, Inc.
9.25%	05/15/15		7,525,000	8,042,344
Reliant Energy Mid-Atlantic Power Holdings LLC B
9.24%	07/02/17		2,265,378	2,353,161
Texas Competitive Electric Holdings Co. LLC A
10.25%	11/01/15		3,500,000	2,327,500

				90,968,257

Energy — 17.16%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		7,095,000	6,172,650

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report June 2010

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Anadarko Petroleum Corp.
6.95%	06/15/19	$5,150,000	$4,503,278
Antero Resources Finance Corp.
9.38%	12/01/17[3]	6,430,000	6,462,150
Aquilex Holdings LLC/Aquilex Finance Corp.
11.13%	12/15/16[3]	1,500,000	1,507,500
Arch Coal, Inc.
8.75%	08/01/16[3]	2,500,000	2,612,500
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
10.75%	02/01/18	5,100,000	5,463,375
12.13%	08/01/17	2,198,000	2,439,780
Chaparral Energy, Inc.
8.50%	12/01/15	1,500,000	1,395,000
8.88%	02/01/17	9,060,000	8,380,500
Chesapeake Energy Corp.
2.25%	12/15/38	10,075,000	7,316,969
2.50%	05/15/37	2,750,000	2,155,312
Comstock Resources, Inc.
8.38%	10/15/17	2,600,000	2,590,250
Corral Petroleum Holdings AB (Sweden)
2.00%	09/18/11[2,3,4]	797,869	738,029
Delta Petroleum Corp.
7.00%	04/01/15	1,000,000	750,000
Dynegy Roseton/Danskammer Pass-Through Trust A
7.27%	11/08/10	340,140	340,140
El Paso Pipeline Partners Operating Co. LLC
6.50%	04/01/20	2,000,000	2,022,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15[3]	1,875,000	1,856,250
James River Coal Co.
9.38%	06/01/12	5,000,000	5,087,500
Linn Energy LLC/Linn Energy Finance Corp.
8.63%	04/15/20[3]	2,000,000	2,057,500
Massey Energy Co.
3.25%	08/01/15	13,540,000	11,322,825
OPTI Canada, Inc. (Canada)
7.88%	12/15/14[4]	4,550,000	3,958,500
8.25%	12/15/14[4]	7,200,000	6,300,000
Parker Drilling Co.
9.13%	04/01/18[3]	1,500,000	1,432,500
Penn Virginia Corp.
10.38%	06/15/16	3,750,000	4,012,500
Petrohawk Energy Corp.
10.50%	08/01/14	2,160,000	2,332,800
Quicksilver Resources, Inc.
7.13%	04/01/16	1,000,000	927,500
8.25%	08/01/15	3,925,000	3,895,563

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
9.13%	08/15/19	$1,000,000	$1,010,000
11.75%	01/01/16	500,000	553,750
Sabine Pass LNG LP
7.25%	11/30/13	9,200,000	8,326,000
7.50%	11/30/16	8,950,000	7,495,625
SandRidge Energy, Inc.
8.00%	06/01/18[3]	1,000,000	940,000
8.75%	01/15/20[3]	1,750,000	1,671,250
9.88%	05/15/16[3]	2,500,000	2,550,000
Southern Union Co.
7.20%	11/01/66[2]	16,267,000	14,416,629
Tesoro Corp.
6.50%	06/01/17	9,925,000	9,131,000
9.75%	06/01/19	1,000,000	1,042,500
Transocean, Inc. (Cayman Islands)
6.00%	03/15/18	2,700,000	2,447,607
Western Refining, Inc.
11.25%	06/15/17[3]	5,000,000	4,575,000

			152,192,732

Entertainment — 1.02%
Live Nation Entertainment, Inc.
8.13%	05/15/18[3]	3,150,000	3,063,375
Pinnacle Entertainment, Inc.
8.63%	08/01/17[3]	2,600,000	2,691,000
Regal Cinemas Corp.
8.63%	07/15/19	3,325,000	3,325,000

			9,079,375

Finance — 8.77%
Astoria Depositor Corp.
8.14%	05/01/21[3]	7,000,000	6,930,000
BankBoston Capital Trust IV
1.14%	06/08/28[2]	1,900,000	1,225,836
Barnett Capital III
0.97%	02/01/27[2]	800,000	538,750
Cantor Fitzgerald LP
6.38%	06/26/15[3]	3,250,000	3,265,278
Capital One Capital V
10.25%	08/15/39	3,875,000	4,112,344
CIT Group, Inc.
7.00%	05/01/13	14,468,884	13,926,301
Citigroup, Inc.
1.05%	08/25/36[2]	1,260,000	828,954
City National Capital Trust I
9.63%	02/01/40	3,000,000	3,165,042
Ford Motor Credit Co. LLC
8.00%	12/15/16	6,500,000	6,711,250

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 55

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XIII M
1.48%	09/30/34	[2]	$1,100,000	$819,382
JPMorgan Chase Capital XXI U
1.29%	02/02/37	[2]	4,750,000	3,465,410
LBI Escrow Corp.
8.00%	11/01/17	[3]	6,125,000	6,331,719
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	[2,5,6]	383,000	72,770
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[2,5,6]	294,000	55,860
MBNA Capital B
1.14%	02/01/27	[2]	4,000,000	2,713,200
Prudential Holdings LLC
8.70%	12/18/23	[3]	2,500,000	3,168,913
Raymond James Financial, Inc.
8.60%	08/15/19		2,300,000	2,713,301
Trans Union, LLC Transunion Financing Corp.
11.38%	06/15/18	[3]	2,600,000	2,713,750
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	12,420,000	11,674,800
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	1,750,000	1,583,750
ZFS Finance USA Trust IV
5.88%	05/09/32	[2,3]	2,000,000	1,775,040

				77,791,650

Food — 1.11%
Dole Food Co., Inc.
8.00%	10/01/16	[3]	1,000,000	1,007,500
13.88%	03/15/14		1,311,000	1,543,703
JBS USA LLC/JBS USA Finance, Inc.
11.63%	05/01/14		3,500,000	3,941,875
Smithfield Foods, Inc.
10.00%	07/15/14	[3]	3,000,000	3,337,500

				9,830,578

Gaming — 1.06%
Herbst Gaming, Inc.
8.13%	06/01/12	[5,6]	575,000	6,109
MGM Mirage
9.00%	03/15/20	[3]	1,350,000	1,392,188
10.38%	05/15/14		2,400,000	2,610,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		5,350,000	5,390,125

				9,398,422

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 4.34%
Accellent, Inc.
8.38%	02/01/17	[3]	$5,650,000	$5,565,250
Capella Healthcare, Inc.
9.25%	07/01/17	[3]	2,250,000	2,278,125
CHS/Community Health Systems, Inc.
8.88%	07/15/15		12,365,000	12,735,950
HCA, Inc.
7.50%	12/15/23		3,965,000	3,528,850
8.50%	04/15/19		3,939,000	4,175,340
9.13%	11/15/14		1,500,000	1,573,125
Inverness Medical Innovations, Inc.
3.00%	05/15/16		2,430,000	2,101,950
9.00%	05/15/16		1,379,000	1,385,895
Patheon, Inc. (Canada)
8.63%	04/15/17	[3,4]	2,500,000	2,468,750
Tenet Healthcare Corp.
6.88%	11/15/31		3,500,000	2,695,000

				38,508,235

Homebuilding — 0.79%
K Hovnanian Enterprises, Inc.
10.63%	10/15/16		7,000,000	7,035,000

Industrials — 2.60%
Berry Plastics Corp.
5.05%	02/15/15	[2]	3,150,000	3,000,375
8.25%	11/15/15		1,250,000	1,246,875
Casella Waste Systems, Inc.
11.00%	07/15/14	[3]	3,500,000	3,797,500
General Cable Corp.
0.88%	11/15/13		2,175,000	1,903,125
Graham Packaging Co. LP/GPC Capital Corp. I
8.25%	01/01/17	[3]	2,500,000	2,475,000
Maxim Crane Works LP
12.25%	04/15/15	[3]	3,150,000	3,083,063
Reddy Ice Corp.
11.25%	03/15/15	[3]	3,950,000	4,088,250
Solo Cup Co./Solo Cup Operating Corp.
10.50%	11/01/13		1,100,000	1,141,250
Spirit Aerosystems, Inc.
7.50%	10/01/17		500,000	492,500
Wyle Services Corp.
10.50%	04/01/18	[3]	1,850,000	1,840,750

				23,068,688

Insurance — 0.28%
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,500,000	1,434,358

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report June 2010

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
MetLife Capital Trust X
9.25%	04/08/38	[2,3]	$1,000,000	$1,085,000

				2,519,358

Materials — 2.17%
Cellu Tissue Holdings, Inc.
11.50%	06/01/14		2,000,000	2,170,000
Hexion Finance Escrow, LLC
8.88%	02/01/18		3,000,000	2,722,500
Lyondell Chemical Co.
11.00%	05/01/18		669,024	720,873
NewPage Corp.
11.38%	12/31/14		4,600,000	4,197,500
Noranda Aluminium Acquisition Corp. (PIK)
5.37%	05/15/15		4,413,399	3,420,384
Verso Paper Holdings LLC/Verso Paper, Inc. B
4.09%	08/01/14	[2]	3,737,000	3,223,163
9.13%	08/01/14		2,900,000	2,784,000

				19,238,420

Retail — 0.37%
Toys R Us Property Co. LLC
8.50%	12/01/17	[3]	3,150,000	3,244,500

Services — 2.50%
Geo Group, Inc. (The)
7.75%	10/15/17	[3]	250,000	253,125
Mobile Mini, Inc.
6.88%	05/01/15		7,900,000	7,366,750
National Money Mart Co. (Canada)
10.38%	12/15/16	[3,4]	750,000	765,000
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.00%	07/15/17	[3]	3,450,000	3,717,375
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.25%	12/01/17	[3]	3,950,000	4,029,000
United Rentals North America, Inc.
7.00%	02/15/14		3,450,000	3,260,250
7.75%	11/15/13		975,000	950,625
9.25%	12/15/19		1,275,000	1,290,937
10.88%	06/15/16		500,000	538,750

				22,171,812

Transportation — 5.04%
Commercial Barge Line Co.
12.50%	07/15/17		2,975,000	3,157,219
Continental Airlines Pass-Through Trust
2007-1 A
5.98%	04/19/22		491,145	495,109

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust
2007-1 B
6.90%	04/19/22		$6,782,481	$6,300,925
Continental Airlines Pass-Through Trust
2009-1 A
9.00%	07/08/16		1,665,637	1,801,386
Delta Air Lines, Inc.
9.50%	09/15/14	[3]	2,000,000	2,110,000
12.25%	03/15/15	[3]	2,000,000	2,155,000
Delta Air Lines, Inc. 2002 G1
6.72%	01/02/23		6,070,122	5,705,915
Delta Air Lines, Inc. 2002 G2
6.42%	07/02/12		1,450,000	1,479,000
Delta Air Lines, Inc. B
9.75%	12/17/16		2,375,597	2,452,803
JetBlue Airways Pass-Through Trust 2004-2 G1
0.81%	08/15/16	[2]	2,372,530	2,040,376
Martin Midstream Partners LP/Martin
Midstream Finance Corp.
8.88%	04/01/18	[3]	1,250,000	1,243,750
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)
8.88%	11/01/17	[3,4]	625,000	632,812
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,250,000	1,264,375
Northwest Airlines, Inc. 2001-1 A1
7.04%	04/01/22		769,064	761,373
RailAmerica, Inc.
9.25%	07/01/17		2,374,000	2,498,635
United Air Lines, Inc.
9.88%	08/01/13	[3]	8,700,000	8,995,800
12.00%	11/01/13	[3]	1,500,000	1,571,250

				44,665,728

Total Corporates (Cost $652,414,704)				687,967,662

BANK LOANS — 9.67%*
Automotive — 0.69%
Ford Motor Co. Term Loan B 1st Lien
3.33%	12/15/13	[7]	6,436,963	6,095,669

Communications — 1.79%
Charter Communications, Inc. Term Loan 3rd Lien
3.04%	09/06/14	[7]	5,000,000	4,467,500
Dex Media West LLC Term Loan
7.50%	10/24/14	[2,7]	5,018,606	4,523,917
R.H. Donnelley, Inc., Term Loan
9.25%	10/24/14	[2,7]	528,483	473,873

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 57

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
SuperMedia, Inc.
11.00%	12/31/15	[2,7]	$2,542,133	$2,187,597
Univision Communications, Inc. 1st Lien Strip
2.60%	09/29/14	[7]	4,968,456	4,182,476

				15,835,363

Consumer Discretionary — 0.21%
Tribune 1st Lien Term Loan B
3.25%	06/04/14	[5,6,7]	2,979,962	1,822,247

Electric — 1.45%
Boston Generating LLC 1st Lien
2.36%	12/21/13	[7]	6,925,874	5,849,891
Calpine New Development Holdings LLC
11.54%	06/08/17	[7]	4,500,000	4,461,430
TPF Generation Holdings LLC 2nd Lien
4.78%	12/15/14	[7]	1,250,000	1,121,250
TXU Energy Term Loan B1
3.85%	10/10/14	[7]	1,957,689	1,452,361

				12,884,932

Energy — 1.24%
MACH Gen LLC Term Loan C (PIK)
8.01%	02/15/15	[7]	16,692,012	11,044,554

Finance — 1.70%
First Data Corp. Term Loan B1
3.10%	09/24/14	[7]	5,448,020	4,595,252
Kelson 1st Lien
3.78%	03/08/13	[7]	4,878,592	4,661,494
Kelson 2nd Lien (PIK)
7.03%	03/08/14	[7]	6,661,586	5,868,857

				15,125,603

Gaming — 1.25%
Harrah’s Entertainment, Inc. Term Loan B2
3.32%	01/28/15	[7]	13,250,000	11,049,254

Health Care — 0.30%
Carestream Health, Inc. Term Loan
5.60%	10/30/13	[7]	1,500,000	1,390,625
HCA Term Loan A
2.03%	11/17/12	[7]	1,309,556	1,240,464

				2,631,089

Transportation — 1.04%
Delta Air Lines, Inc. Term Loan 1st Lien
2.21%	04/30/12	[7]	1,219,848	1,168,005
8.75%	09/16/13	[7]	1,985,000	1,999,475

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
United Air Lines, Inc.
2.36%	02/01/14	[7]	$6,914,455	$6,092,243

				9,259,723

Total Bank Loans
(Cost $83,341,586)				85,748,434

MORTGAGE-BACKED — 0.01%**
Non-Agency Mortgage-Backed — 0.00%
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[3,4,8]	2,890	347

U.S. Agency Mortgage-Backed — 0.01%
Fannie Mae 1993-225 SG
25.93%	12/25/13	[2]	45,549	55,409
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		27,755	828

				56,237

Total Mortgage-Backed
(Cost $51,992)				56,584

MUNICIPAL BONDS — 1.05%*
Pennsylvania — 1.05%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements, Series A Revenue Bonds
6.75%	12/01/36		9,035,000	9,315,717

Total Municipal Bonds (Cost $7,850,060)				9,315,717

Total Bonds – 89.57% (Cost $752,401,212)				794,398,067

Issues		Shares	Value
PREFERRED STOCK — 0.31%
Electric — 0.31%
PPL Corp.
0.24%	07/01/13	52,400	2,728,730

Total Preferred Stock (Cost $2,707,975)			2,728,730

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS — 10.56%
Commercial Paper — 1.55%
General Electric Capital Corp.
0.25%[9]	07/14/10	$13,755,000	13,753,758

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report June 2010

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS (continued)

Money Market Fund — 8.67%

Dreyfus Cash Advantage Fund
0.19%[10]		$36,207,000	$36,207,000
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.22%[10]		39,932,000	39,932,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[10,11]		790,000	790,000

			76,929,000

U.S. Agency Discount Notes — 0.34%
Fannie Mae
0.17%[9]	10/01/10	2,996,000	2,994,928

Total Short Term Investments (Cost $93,677,457)			93,677,686

Total Investments – 100.44% (Cost $848,786,644)[1]			890,804,483

Liabilities in Excess of Other
Assets – (0.44%)			(3,860,262)

Net Assets – 100.00%			$886,944,221

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[a]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	$—	$ 75	$ (52)	$(52)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.

12/20/12	—	125	(211)	(211)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG

03/20/13	—	100	(4,212)	(4,212)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Morgan Stanley

03/20/13	—	100	(4,212)	(4,212)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[a]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 3.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: UBS AG

06/20/13	$ —	$1,000	$(68,427)	$(68,427)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

06/20/14	34,547	1,000	23,989	58,536

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

03/20/15	—	200	(12,087)	(12,087)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

09/20/16	13,553	350	23,088	36,641

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	16,095	300	15,312	31,407

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	15,827	295	15,056	30,883

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	5,784	170	12,514	18,298

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	6,934	190	13,516	20,450

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	5,579	300	26,711	32,290

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: CS First Boston

09/20/16	10,661	300	21,629	32,290

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	3,768	120	9,148	12,916

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty: CS First Boston

09/20/16	5,385	1,000	60,053	65,438

	$118,133	$5,625	$131,815	$249,948

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 59

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value[b]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 14, due 06/20/15. Counterparty: Bank of America Corp.

06/20/15	$ (226,142)	$ 5,000	$ (45,228)	$ (271,370)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 14, due 06/20/15. Counterparty: JPMorgan Chase & Co.

06/20/15	(389,067)	10,000	(153,672)	(542,739)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 14, due 06/20/15. Counterparty: JPMorgan Chase & Co.

06/20/15	(294,006)	5,000	22,636	(271,370)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 14, due 06/20/15. Counterparty: JPMorgan Chase & Co.

06/20/15	(325,864)	5,000	54,494	(271,370)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 14, due 06/20/15. Counterparty: JPMorgan Chase & Co.

06/20/15	(474,477)	10,000	(75,039)	(549,516)

	$(1,709,556)	$35,000	$(196,809)	$(1,906,365)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $848,786,644 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$51,905,697
Gross unrealized depreciation	(9,887,858)

Net unrealized appreciation	$42,017,839

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $213,922,762 representing 24.12% of total net assets.

[4]	U.S. dollar denominated security issued by foreign domiciled entity.
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
12/19/06	Boston Generating LLC 1st Lien, 2.36%, 12/21/13	$5,549,696	$5,849,891	0.66%
06/08/10	Calpine New Development Holdings LLC, 11.54%, 06/08/17	4,435,000	4,461,430	0.50%
04/12/07	Carestream Health, Inc. Term Loan, 5.60%, 10/30/13	1,503,576	1,390,625	0.16%
01/05/09	Charter Communications, Inc. Term Loan 3rd Lien, 3.04%, 09/06/14	4,003,503	4,467,500	0.50%
09/29/09	Delta Air Lines, Inc. Term Loan 1st Lien, 2.21%, 04/30/12	1,152,841	1,168,005	0.13%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 8.75%, 09/16/13	1,952,739	1,999,475	0.22%
01/05/09	Dex Media West LLC Term Loan, 7.50%, 10/24/14	3,675,676	4,523,917	0.51%
01/28/09	First Data Corp. Term Loan B1, 3.10%, 09/24/14	4,285,633	4,595,252	0.52%
06/08/09	Ford Motor Co. Term Loan B 1st Lien, 3.33%, 12/15/13	5,812,937	6,095,669	0.69%
10/09/09	Harrah’s Entertainment, Inc. Term Loan B2, 3.32%, 01/28/15	10,918,330	11,049,254	1.25%
06/22/09	HCA Term Loan A, 2.03%, 11/17/12	1,223,679	1,240,464	0.14%
02/09/09	Kelson 1st Lien, 3.78%, 03/08/13	4,390,436	4,661,494	0.53%
09/16/08	Kelson 2nd Lien (PIK), 7.03%, 03/08/14	5,598,384	5,868,857	0.66%
01/08/09	MACH Gen LLC Term Loan C (PIK), 8.01%, 02/15/15	12,264,240	11,044,554	1.24%
01/11/10	R.H. Donnelley, Inc., Term Loan, 9.25%, 10/24/14	511,152	473,873	0.05%
01/29/10	SuperMedia, Inc., 11.00%, 12/31/15	2,142,991	2,187,597	0.25%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.78%, 12/15/14	1,229,933	1,121,250	0.13%
05/17/07	Tribune 1st Lien Term Loan B, 3.25%, 06/04/14	2,142,194	1,822,247	0.21%
06/11/09	TXU Energy Term Loan B1, 3.85%, 10/10/14	1,555,332	1,452,361	0.16%
02/03/09	United Air Lines, Inc., 2.36%, 02/01/14	4,700,924	6,092,243	0.69%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 2.60%, 09/29/14	4,292,390	4,182,476	0.47%

		$83,341,586	$85,748,434	9.67%

[8]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $347 which is 0.00% of total net assets.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of June 30, 2010.
[11]	Securities, or a portion there of, pledged as collateral for swaps. The total market value of collateral pledged is $790,000.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report June 2010

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

(IO): Interest only

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 61

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 85.81%
ASSET-BACKED SECURITIES — 27.45%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$1,589	$1,578
Aerco Ltd. 2A A3 (United Kingdom)
0.80%	07/15/25	[2,3,4]	3,084,902	1,850,941
Aircastle Aircraft Lease Backed Trust 2007-1A G1
0.61%	06/14/37	[3,4]	559,772	453,425
Asset Backed Funding Certificates 2007-WMC1 A2B
1.35%	06/25/37	[3]	5,000,000	2,231,790
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
0.40%	12/25/36	[3]	40,609	39,474
Aviation Capital Group Trust 2003-2A B1
3.35%	09/20/33	3,4,†	2,355,885	1,342,895
Babcock & Brown Air Funding I Ltd. 2007-1A G1 (Bermuda)
0.65%	11/14/33	2,3,4,†	509,670	392,455
Birch Real Estate CDO Ltd. 1A A1 (Cayman Islands)
5.16%	02/10/38	2,4,†	450,000	430,636
Centex Home Equity 2006-A AV4
0.60%	06/25/36	[3]	4,300,000	2,340,608
Citicorp Residential Mortgage Securities, Inc. 2007-1 A5 (STEP)
6.05%	03/25/37		1,750,000	1,686,034
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.53%	03/25/37	[3]	5,000,000	2,230,957
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
0.75%	03/25/37	[3]	6,500,000	1,376,430
Conseco Finance 2002-C BF1
8.00%	06/15/32	[3]	3,763,000	3,413,617
Conseco Finance 2002-C BF2
8.00%	06/15/32	[3,4]	1,098,310	581,290
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[3]	114,963	117,499
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[3]	2,700,000	2,531,408
Conseco Financial Corp. 1996-7 M1
7.70%	10/15/27		1,162,000	1,212,020
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[3]	36,887	38,109
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[3]	706,164	722,304
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[3]	149,955	140,149

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates 2007-4 A1A
0.38%	09/25/37	[3]	$749,867	$690,231
Countrywide Asset-Backed Certificates 2007-4 A2
5.53%	09/25/37		930,000	791,052
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.50%	05/25/36	[3]	6,900,000	3,725,358
Crystal River 2005-1A A (Cayman Islands)
0.90%	03/02/46	2,3,4,†	569,329	39,863
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		63,078	64,610
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
0.57%	01/25/38	[3]	6,900,000	3,200,558
GE SeaCo Finance SRL 2004-1A A (Barbados)
0.65%	04/17/19	2,3,4,†	460,000	432,408
GE SeaCo Finance SRL 2005-1A A (Barbados)
0.60%	11/17/20	2,3,4,†	176,042	161,081
Green Tree 2008-MH1 A3
8.97%	04/25/38	[3,4]	2,625,570	2,836,529
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		37,058	32,889
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		93,861	79,863
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		15,023	13,643
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		7,681	6,711
HSBC Home Equity Loan Trust 2004-1 A
0.70%	09/20/33	[3]	930,470	842,315
HSBC Home Equity Loan Trust 2007-1 M1
0.73%	03/20/36	[3]	1,210,000	658,112
HSBC Home Equity Loan Trust 2007-2 M1
0.66%	07/20/36	3,†	1,950,000	1,131,034
HSBC Home Equity Loan Trust 2007-2 M2
0.72%	07/20/36	[3]	650,000	248,397
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		764,238	560,549
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		377,361	278,278

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report June 2010

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		$200,347	$165,233
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[3]	715,524	605,206
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		147,336	140,289
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[3]	937,761	902,020
JPMorgan Mortgage Acquisition Corp. 2007-CH5 A3
0.46%	05/25/37	[3]	1,575,000	880,810
Lehman ABS Mortgage Loan Trust 2007-1 2A1
0.44%	06/25/37	[3,4]	136,312	55,820
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
0.93%	08/25/35	[3]	1,144,805	960,981
Mid-State Trust 11 B
8.22%	07/15/38		18,107	17,476
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,376,465	1,329,217
Mid-State Trust 6 A4
7.79%	07/01/35		53,071	50,527
Nationstar Home Equity Loan Trust 2007-A AV4
0.58%	03/25/37	[3]	5,000,000	2,751,610
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		2,562	2,590
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		164,894	164,785
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		194,921	192,272
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	[5]	176,245	35
Origen Manufactured Housing 2006-A A1
0.50%	11/15/18	[3]	2,343,002	2,180,591
PAMCO CLO 1998-1A B2 (Cayman Islands)
1.60%	05/01/10	2,3,4,5,†	561,677	39,356
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
0.42%	02/25/37	[3]	35,147	34,416
Residential Asset Securities Corp. 2007-KS2 AI1
0.42%	02/25/37	[3]	51,742	49,691
Specialty Underwriting & Residential Finance 2004-BC4 A2C
0.84%	10/25/35	[3]	1,913,717	1,614,829

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Receivables Trust 2005-1A Certificates
0.81%	01/21/15	3,4,†	$11,532,895	$10,265,070
Structured Asset Securities Corp. 2007-BC3 2A2
0.49%	05/25/47	[3]	1,960,000	1,215,756
Terwin Mortgage Trust 2004-7HE A1
0.90%	07/25/34	[3,4]	122,539	105,767
Textainer Marine Containers Ltd. 2005-1A A (Bermuda)
0.60%	05/15/20	[2,3,4]	553,125	503,689
Triton Container Finance LLC 2006-1A
0.52%	11/26/21	[3,4]	818,125	733,876
Triton Container Finance LLC 2007-1A
0.49%	02/26/19	[3,4]	481,250	443,620
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[3]	585	256
Wells Fargo Home Equity Trust 2007-2 M1
0.72%	04/25/37	[3]	5,000,000	99,305

Total Asset-Backed Securities (Cost $89,594,206)				64,432,193

CORPORATES — 27.91%*
Banking — 7.84%
Ally Financial, Inc.
2.74%	12/01/14	[3]	1,538,000	1,325,491
7.25%	03/02/11		1,266,000	1,292,903
BAC Capital Trust XV
1.34%	06/01/56	[3]	2,000,000	1,312,642
Bank of America Corp. (MTN)
0.74%	06/22/12	[3]	1,420,000	1,429,704
1.11%	12/02/11	[3]	1,560,000	1,578,001
Chase Capital II B
0.84%	02/01/27	[3]	3,144,000	2,370,862
Chase Capital VI
0.97%	08/01/28	[3]	1,000,000	790,278
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	4,900,000	3,489,045
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[3,4]	1,000,000	757,500
Fleet Capital Trust V
1.54%	12/18/28	[3]	950,000	692,223
Nationsbank Capital Trust III
0.85%	01/15/27	[3]	1,000,000	663,008
Nationsbank Capital Trust IV
8.25%	04/15/27		1,010,000	992,325
Wells Fargo & Co.
1.39%	12/09/11	[3]	1,675,000	1,698,946

				18,392,928

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 63

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications — 0.38%
Qwest Corp.
7.88%	09/01/11	$850,000	$888,250

Electric — 0.80%
Dynegy Roseton/Danskammer Pass Through Trust B
7.67%	11/08/16	1,000,000	880,000
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12	876,000	1,009,247

			1,889,247

Energy — 2.70%
Dynegy Roseton/Danskammer Pass-Through Trust A
7.27%	11/08/10	107,711	107,711
Sabine Pass LNG LP
7.25%	11/30/13	3,930,000	3,556,650
Southern Union Co.
7.20%	11/01/66[3]	1,500,000	1,329,375
Valero Energy Corp.
10.50%	03/15/39	1,000,000	1,338,683

			6,332,419

Finance — 7.66%
Astoria Depositor Corp.
8.14%	05/01/21[4]	1,200,000	1,188,000
Barnett Capital III
0.97%	02/01/27[3]	1,000,000	673,437
Citigroup, Inc.
1.05%	08/25/36[3]	2,350,000	1,546,065
General Electric Capital Corp. (MTN)
0.73%	05/05/26[3]	2,319,000	1,815,596
General Electric Capital Corp. G (MTN)
0.84%	06/08/12[3]	2,310,000	2,329,880
Goldman Sachs Group, Inc. (The)
0.53%	02/06/12[3]	750,000	731,494
0.79%	01/12/15[3]	750,000	691,248
1.15%	12/05/11[3]	1,775,000	1,796,075
JPMorgan Chase Capital XXIII
1.44%	05/15/47[3]	200,000	147,528
Morgan Stanley
0.74%	03/13/12[3]	1,215,000	1,221,823
Morgan Stanley (MTN)
0.75%	10/18/16[3]	4,050,000	3,546,787
Prudential Holdings LLC
8.70%	12/18/23[4]	1,000,000	1,267,565
Raymond James Financial, Inc.
8.60%	08/15/19	860,000	1,014,539

			17,970,037

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care — 0.43%
CHS/Community Health Systems, Inc.
8.88%	07/15/15	$985,000	$1,014,550

Insurance — 0.41%
Farmers Exchange Capital
7.05%	07/15/28[4]	1,000,000	956,239

Real Estate Investment Trust (REIT) — 0.99%
HCP, Inc.
7.07%	06/08/15	500,000	544,230
HRPT Properties Trust
1.14%	03/16/11[3]	750,000	745,784
Shurgard Storage Centers LLC
7.75%	02/22/11	1,000,000	1,026,957

			2,316,971

Transportation — 6.70%
American Airlines Pass-Through Trust 2001-02
6.98%	04/01/11	20,599	20,547
American Airlines Pass-Through Trust 2009-1A
10.38%	07/02/19	993,113	1,102,355
Continental Airlines Pass-Through Trust 1997-1 A
7.46%	04/01/15	2,251,363	2,226,599
Continental Airlines Pass-Through Trust 2007-1 A
5.98%	04/19/22	2,897,757	2,921,141
Continental Airlines Pass-Through Trust 2007-1 B
6.90%	04/19/22	2,626,948	2,440,434
Delta Air Lines, Inc.
9.50%	09/15/14[4]	700,000	738,500
Delta Air Lines, Inc. 2001 A2
7.11%	09/18/11	3,070,000	3,196,638
JetBlue Airways Pass-Through Trust 2004-2 G1
0.81%	08/15/16[3]	1,084,585	932,743
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11	1,200,000	1,213,800
UAL Pass-Through Trust 2009-1
10.40%	11/01/16	877,072	947,237

			15,739,994

Total Corporates (Cost $59,015,578)			65,500,635

BANK LOANS — 7.04%*
Consumer Discretionary — 1.03%
Tribune 1st Lien Term Loan B
3.25%	06/04/14[6,7,8]	3,969,987	2,427,647

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report June 2010

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 1.86%
Boston Generating LLC 1st Lien
2.36%	12/21/13	[6]	$2,918,172	$2,464,814
Calpine New Development Holdings LLC
11.54%	06/08/17	[6]	1,000,000	991,429
TPF Generation Holdings LLC 2nd Lien
4.78%	12/15/14	[6]	1,000,000	897,000

				4,353,243

Finance — 1.44%
Kelson 1st Lien
3.78%	03/08/13	[6]	3,539,368	3,381,866

Gaming — 0.98%
Harrah’s Entertainment, Inc. Term Loan B2
3.32%	01/28/15	[6]	2,750,000	2,293,242

Health Care — 0.89%
Carestream Health, Inc. Term Loan
5.60%	10/30/13	[6]	2,250,000	2,085,937

Insurance — 0.40%
Asurion Corp. Term Loan
3.36%	07/07/14	[6]	992,500	942,166

Transportation — 0.44%
United Air Lines, Inc.
2.36%	02/01/14	[6]	1,184,713	1,043,837

Total Bank Loans (Cost $17,820,079)				16,527,938

MORTGAGE-BACKED — 20.76%**

Commercial Mortgage-Backed — 1.33%
Bayview Commercial Asset Trust 2007-1 A1
0.57%	03/25/37	[3,4]	4,277,398	3,114,762

Non-Agency Mortgage-Backed — 3.35%
Banco de Credito Y Securitizacion SA 2001-1 AF (Argentina)
8.00%	05/31/10	[2,4,5]	407,974	32,638
BHN I Mortgage Fund 2000-1 AF (Argentina)
8.00%	03/31/11	[2,4,5]	110	13
Lehman XS Trust 2007-12N 1A3A
0.55%	07/25/47	3,†	14,120,000	3,953,843
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	[3]	3,500,000	1,927,079
Nomura Asset Acceptance Corp. 2007-1 1A1A (STEP)
6.00%	03/25/47	†	2,150,203	1,177,202
Opteum Mortgage Acceptance Corp. 2005-5 2A1B
5.64%	12/25/35	[3]	913,174	732,836

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)

Washington Mutual MSC Mortgage
Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		$46,832	$46,845

				7,870,456

U.S. Agency Mortgage-Backed — 16.08%
Fannie Mae 1993-80 S
10.42%	05/25/23	[3]	15,610	19,175
Fannie Mae 2000-45 SA (IO)
7.60%	12/18/30	[3]	2,487,299	463,269
Fannie Mae 2001-42 SB
8.50%	09/25/31	[3]	2,045	2,396
Fannie Mae 2003-107 SQ (IO)
7.30%	05/25/33	[3]	125,454	1,879
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		136,643	7,578
Fannie Mae 2003-124 TS
9.80%	01/25/34	[3]	36,603	44,153
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		938,957	73,577
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		9,450	24
Fannie Mae 2005-47 SL
7.50%	06/25/35	[3]	231,986	234,842
Fannie Mae 2005-92 US (IO)
5.75%	10/25/25	[3]	10,693,131	1,112,271
Fannie Mae 2006-125 SM
6.85%	01/25/37	3,†	11,764,003	1,755,410
Fannie Mae 2006-8 HL
6.35%	03/25/36	[3]	10,156,257	1,536,888
Fannie Mae 2008-50 SA (IO)
5.70%	11/25/36	[3]	10,026,718	1,083,010
Fannie Mae 2010-43 KS
6.07%	05/25/40	[3]	8,101,919	977,680
Freddie Mac 1602 SN
10.09%	10/15/23	[3]	14,590	18,735
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		286,349	16,213
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		720,641	25,612
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		127,176	988
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		117,698	15,196
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		580,136	49,188
Freddie Mac 2764 CT
7.50%	03/15/34	[3]	105,485	106,092

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 65

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2764 SH
7.50%	03/15/34	[3]	$157,108	$157,683
Freddie Mac 2827 JT
8.50%	12/15/32	[3]	52,505	53,493
Freddie Mac 2856 ST
7.00%	09/15/23	[3]	106,182	106,829
Freddie Mac 3242 SA (IO)
6.00%	11/15/36	[3]	37,566,392	3,988,811
Freddie Mac 3247 SI (IO)
0.15%	08/15/36	[3]	93,240,055	319,021
Freddie Mac 3260 AS (IO)
6.03%	01/15/37	[3]	41,789,892	3,975,105
Freddie Mac 3280 SI (IO)
6.09%	02/15/37	[3]	25,970,047	2,896,156
Freddie Mac 3289 SD (IO)
5.77%	03/15/37	[3]	15,172,653	1,517,176
Ginnie Mae 2001-31 SJ
26.78%	02/20/31	[3]	77,565	130,737
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		77,020	2,297
Ginnie Mae 2004-8 SE
13.61%	11/26/23	[3]	355,487	417,771
Ginnie Mae GNSF (TBA)
5.00%	07/15/40		15,600,000	16,618,883

				37,728,138

Total Mortgage-Backed (Cost $41,427,272)				48,713,356

MUNICIPAL BONDS — 0.22%*
Illinois — 0.22%
State of Illinois, Pension Funding G.O.,
Taxable
3.55%	06/01/11		500,000	509,015

Total Municipal Bonds (Cost $510,227)				509,015

U.S. AGENCY SECURITIES — 2.43%
U.S. Agency Securities — 2.43%
Fannie Mae
0.75%	12/30/11	†	2,310,000	2,311,264
Freddie Mac
0.29%	11/07/11	[3]	1,170,000	1,169,712
0.47%	02/03/12	[3]	2,215,000	2,217,317

				5,698,293

Total U.S. Agency Securities (Cost $5,694,363)				5,698,293

			Value
Total Bonds – 85.81% (Cost $214,061,725)			$201,381,430

Issues	Maturity Date	Shares	Value
PREFERRED STOCK — 1.13%
Automotive — 0.09%
Corts Trust for Ford Motor Co.
8.00%	07/16/31	700	16,786
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31	8,100	194,400

			211,186

Communications — 0.54%
Corts Trust for US West Communications
7.50%	11/15/43	7,118	163,002
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46	12,100	287,980
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31	9,650	217,125
8.00%	02/15/31	19,500	438,750
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30	6,100	157,441

			1,264,298

Electric — 0.50%
PPL Corp.
0.24%	07/01/13	22,500	1,171,687

Finance — 0.00%
Terwin Mortgage Trust 2005-P1 A
0.00%		570	1

Total Preferred Stock (Cost $2,653,824)			2,647,172

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 34.36%
Commercial Paper — 0.76%
General Electric Capital Corp.
0.25%[9]	07/14/10	$1,795,000	$1,794,838

Money Market Fund — 17.23%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio
0.22%[10]		9,296,000	9,296,000
Goldman Sachs Financial Square Funds - Prime Obligations Fund
0.13%[10,11]		31,143,000	31,143,000

			40,439,000

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report June 2010

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS (continued)

U.S. Agency Discount Notes - 16.33%
Fannie Mae
0.17%[9]	10/18/10		$2,730,000	$2,728,843
0.20%[9]	10/20/10		6,855,000	6,852,039
Freddie Mac
0.17%[9]	10/13/10		8,175,000	8,171,697
0.17%[9]	10/13/10		4,701,000	4,699,101
0.17%[9]	10/19/10		5,955,000	5,952,451
0.18%[9]	10/18/10		2,445,000	2,443,963
0.18%[9]	10/20/10		4,385,000	4,383,106
0.20%[9]	10/05/10		3,090,000	3,088,847

				38,320,047

U.S. Treasury Bills - 0.04%
U.S. Treasury Bills
0.15%[9]	08/12/10	[12]	90,000	89,995

Total Short Term Investments (Cost $80,639,223)				80,643,880

Total Investments – 121.30% (Cost $297,354,772)[1]				284,672,482

Liabilities in Excess of Other Assets – (21.30)%				(49,978,620)

NET ASSETS – 100.00%				$234,693,862

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
12	Euro Dollar Ninety Day, Expiration September 2010	$(27,430)
12	Euro Dollar Ninety Day, Expiration December 2010	(36,255)
12	Euro Dollar Ninety Day, Expiration March 2011	(45,355)
12	Euro Dollar Ninety Day, Expiration June 2011	(53,305)
12	Euro Dollar Ninety Day, Expiration September 2011	(58,817)
7	Euro Dollar Ninety Day, Expiration December 2011	(37,868)
7	Euro Dollar Ninety Day,
	Expiration March 2012	(38,230)
7	Euro Dollar Ninety Day, Expiration June 2012	(37,793)

	Net unrealized depreciation	$(335,053)

Expiration Date	Notional Amount (000’s)	Depreciation	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 4.10% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citigroup, Inc.
10/24/38	$2,025	$(158,890)	$(158,890)

	$2,025	$(158,890)	$(158,890)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc., 3.75%, due 09/15/09. Counterparty:

Morgan Stanley

09/20/12	$-	$2,500	$(10,996)	$(10,996)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty:

Citigroup, Inc.

12/20/12	-	300	(208)	(208)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc., 8.25%, due 06/01/10. Counterparty:

Citigroup, Inc.

12/20/12	-	750	(1,268)	(1,268)

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill

Lynch & Co., Inc.

12/20/12	-	700	(42,584)	(42,584)

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp., 5.25%, due 06/15/15. Counterparty: Merrill

Lynch & Co., Inc.

12/20/12	-	475	(29,949)	(29,949)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16.

Counterparty: Deutsche Bank AG

03/20/13	-	300	(12,636)	(12,636)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16.

Counterparty: Morgan Stanley

03/20/13	-	300	(12,636)	(12,636)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty: CS

First Boston

12/20/14	(9,240)	640	(4,588)	(13,828)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Target Corp., 4.00%, due 06/15/13. Counterparty:

Deutsche Bank AG

12/20/14	(9,168)	635	(4,552)	(13,720)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16.

Counterparty: Citigroup, Inc.

03/20/15	-	600	(36,260)	(36,260)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers, Inc., 5.15%, due 05/15/15. Counterparty:

CS First Boston

09/20/16	13,463	2,500	150,133	163,596

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 67

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

	Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

	09/20/16	$6,583	$170	$11,214	$17,797

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

	09/20/16	6,975	130	6,635	13,610

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	6,975	130	6,635	13,610

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	1,531	45	3,312	4,843

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

	09/20/16	14,877	800	71,229	86,106

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Goldman Sachs Group, Inc. (The)

	09/20/16	65,943	2,100	160,085	226,028

		$97,939	$13,075	$253,566	$351,505

Expiration Date	Credit Rating[a]	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston

12/20/10	AAA	$—	$460	$11,532	$11,532

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	$(1,576,921)	$2,964	$(133,351)	$(1,710,272)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc. (The)

08/25/37	(2,292,999)	4,742	(443,437)	(2,736,436)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	(544,739)	1,146	(116,566)	(661,305)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Depreciation	Value[c]

SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley

08/25/37	$(1,003,187)	$2,075	$(194,004)	$(1,197,191)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston

08/25/37	(605,719)	3,745	(1,554,925)	(2,160,644)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.

01/25/38	(2,588,405)	4,963	(321,006)	(2,909,411)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston

01/25/38	(2,718,991)	5,260	(361,537)	(3,080,528)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc

01/25/38	(1,604,195)	3,176	(255,747)	(1,859,942)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc. (The)

01/25/38	(375,983)	744	(59,941)	(435,924)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley

01/25/38	(1,017,234)	2,382	(377,722)	(1,394,956)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.

05/25/46	(2,834,508)	3,649	(220,028)	(3,054,536)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(3,543,135)	4,562	(275,035)	(3,818,170)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston

05/25/46	(2,738,213)	3,558	(239,959)	(2,978,172)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc

05/25/46	(2,409,332)	3,102	(187,023)	(2,596,355)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.

05/25/46	(388,535)	1,078	(117,093)	(505,628)

	$(26,242,096)	$47,146	$(4,857,374)	$(31,099,470)

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report June 2010

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $297,354,772 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$23,676,237
Gross unrealized depreciation	(36,358,527)

Net unrealized depreciation	$(12,682,290)

[2]	U.S. dollar denominated security issued by foreign domiciled entity.
[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $28,713,938 representing 12.23% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $72,042 which is 0.03% of total net assets.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
07/03/07	Asurion Corp. Term Loan, 3.36%, 07/07/14	$986,799	$942,166	0.40%
12/19/06	Boston Generating LLC 1st Lien, 2.36%, 12/21/13	2,918,172	2,464,814	1.05%
06/08/10	Calpine New Development Holdings LLC, 11.54%, 06/08/17	980,000	991,429	0.43%
04/12/07	Carestream Health, Inc. Term Loan, 5.60%, 10/30/13	2,260,727	2,085,937	0.89%
06/24/10	Harrah’s Entertainment, Inc. Term Loan B2, 3.32%, 01/28/15	2,310,000	2,293,242	0.98%
04/16/08	Kelson 1st Lien, 3.78%, 03/08/13	3,334,487	3,381,866	1.44%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 4.78%, 12/15/14	1,000,000	897,000	0.38%
05/17/07	Tribune 1st Lien Term Loan B, 3.25%, 06/04/14	2,845,181	2,427,647	1.03%
02/01/07	United Air Lines, Inc., 2.36%, 02/01/14	1,184,713	1,043,837	0.44%

		$17,820,079	$16,527,938	7.04%

[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Non-income producing security.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of June 30, 2010.
[11]	Securities, or a portion there of, pledged as collateral for swaps. The total market value of collateral pledged is $31,143,000.
[12]	Securities, or a portion there of, pledged as collateral for futures. The total market value of collateral pledged is $89,983.
†

Fair valued security. The aggregate value of fair valued securities is $23,432,517 which is 9.98% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 69

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 72.34%
ASSET-BACKED SECURITIES — 27.99%**
ACE Securities Corp. 2004-FM1 B1A
5.60%	09/25/33	[2]	$17,188	$3,020
ACE Securities Corp. 2006-SL1 A
0.51%	09/25/35	[2]	355,453	70,872
Aerco Ltd. 2A A4 (United Kingdom)
0.87%	07/15/25	2,3,4,†	12,384	11,394
Aviation Capital Group Trust 2003-2A B1
3.35%	09/20/33	2,4,†	72,156	41,130
Aviation Capital Group Trust 2003-2A G2
1.15%	09/20/33	2,4,†	59,920	41,945
BMW Vehicle Lease Trust 2009-1 A3
2.91%	03/15/12		90,000	90,999
Capital Auto Receivables Asset Trust 2008-CPA A1
1.20%	01/15/13	[2,4]	83,471	83,796
Castle Trust 2003-1AW A1
1.10%	05/15/27	2,4,†	96,016	71,053
Citigroup Mortgage Loan Trust, Inc.
2007-WFH4 M2
2.50%	07/25/37	[2]	114,000	6,058
Conseco Finance Home Loan Trust 2000-E
M1
8.13%	08/15/31		32,256	31,384
Conseco Financial Corp. 1997-4 A5
6.88%	02/15/29		72,786	77,570
Countrywide Asset-Backed Certificates
2004-1 2A
0.59%	04/25/34	[2]	5,852	4,632
Credit-Based Asset Servicing and Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		89,817	77,011
GE Mortgage Services LLC 1998-HE1 A7
6.47%	06/25/28		1,927	1,878
Green Tree Home Improvement Loan Trust
1995-C B2
7.60%	07/15/20		24,662	21,888
Green Tree Home Improvement Loan Trust
1995-F B2
7.10%	01/15/21		65,827	59,781
Green Tree Home Improvement Loan Trust
1996-B A
6.45%	10/15/15		3,671	3,669
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		26,981	19,811
HSBC Home Equity Loan Trust 2007-1 M1
0.73%	03/20/36	[2]	550,000	299,142
IndyMac Home Equity Loan Asset Backed Trust 2002-A M1
1.47%	05/25/33	[2]	470,335	272,442

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract
1997-1 A4
6.75%	02/25/28		$198,263	$146,205
Lehman XS Trust 2006-2N 1A1
0.61%	02/25/46	[2]	78,668	39,464
Merrill Lynch First Franklin Mortgage Loan
Trust 2007-3 A2D
0.60%	06/25/37	[2]	100,000	46,037
Merrill Lynch First Franklin Mortgage Loan Trust 2007-4 2A4
0.60%	07/25/37	[2]	30,000	13,654
Nationstar Home Equity Loan Trust 2007-B 2AV4
0.67%	04/25/37	[2]	205,000	83,353
Option One Mortgage Loan Trust 2002-1 A
0.93%	02/25/32	[2]	147,471	97,913
Option One Mortgage Loan Trust 2003-2 A2
0.95%	04/25/33	[2]	104,782	82,845
Option One Mortgage Loan Trust 2003-5 A2
0.99%	08/25/33	[2]	70,658	57,325
Residential Asset Mortgage Products, Inc.
2003-RS1 AII
1.13%	02/25/33	[2]	50,459	26,543
Residential Asset Securities Corp. 2003-KS3 A2
0.95%	05/25/33	[2]	34,862	20,810
Residential Asset Securities Corp. 2007-KS4 A2
0.53%	05/25/37	[2]	100,000	66,149
Resmae Mortgage Loan Trust 2006-1 A1B
0.62%	02/25/36	[2,4]	257,141	46,776
SACO I, Inc. 2005-2 A
0.55%	04/25/35	[2,4]	3,541	1,394
Saxon Asset Securities Trust 2004-1 M1
1.14%	03/25/35	[2]	242,111	164,530
Structured Asset Receivables Trust 2005-1A Certificates
0.81%	01/21/15	2,4,†	263,884	234,875
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[4,5]	12,442,137	92,675
Terwin Mortgage Trust 2005-7SL A1
0.62%	07/25/35	[2,4]	3,004	2,981
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		260,545	241,783

Total Asset-Backed Securities
(Cost $3,816,706)				2,754,787

CORPORATES — 18.50%*
Banking — 4.51%
Chase Capital II B
0.84%	02/01/27	[2]	325,000	245,079

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report June 2010

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/Guernsey 1 (Switzerland)
1.13%	05/29/49	[2,3]	$280,000	$199,374

				444,453

Electric — 1.39%
KCP&L Greater Missouri Operations Co.
11.88%	07/01/12		80,000	92,169
W3A Funding Corp.
8.09%	01/02/17		43,321	45,135

				137,304

Finance — 9.88%
Citigroup, Inc.
2.14%	05/15/18	[2]	305,000	286,317
General Electric Capital Corp. (MTN)
0.73%	05/05/26	[2]	325,000	254,450
MBNA Capital A
8.28%	12/01/26		100,000	98,250
MBNA Capital B
1.14%	02/01/27	[2]	175,000	118,702
Prudential Holdings LLC (AGM)
1.41%	12/18/17	[2,4]	100,000	85,362
Woodbourne Capital Trust I
2.73%	04/08/49	[2,4,5]	150,000	64,500
Woodbourne Capital Trust II
2.73%	04/08/49	[2,4,5]	150,000	64,500

				972,081

Real Estate Investment Trust (REIT) — 1.06%
Duke Realty LP
5.40%	08/15/14		50,000	51,953
Nationwide Health Properties, Inc.
6.50%	07/15/11		50,000	51,947

				103,900

Transportation — 1.66%
Continental Airlines Pass-Through Trust
1997-4 A
6.90%	01/02/18		144,726	145,088
Continental Airlines Pass-Through Trust
2002-1 G1
0.89%	08/15/11	2,†	19,510	18,730

				163,818

Total Corporates
(Cost $1,894,261)				1,821,556

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 1.72%*
Transportation — 1.72%
United Air Lines, Inc.
2.36%	02/01/14	[6]	$192,222	$169,365

Total Bank Loans
(Cost $192,222)
MORTGAGE-BACKED — 20.37%**
Commercial Mortgage-Backed — 0.50%
Bayview Commercial Asset Trust 2004-3 A1
0.72%	01/25/35	[2,4]	64,628	49,277

Non-Agency Mortgage-Backed — 15.83%
American Home Mortgage Investment Trust
2007-2 11A1
0.58%	03/25/47	[2]	106,154	55,354
Banc of America Mortgage Securities, Inc.
2003-A 2A2
3.62%	02/25/33	[2]	9,512	8,317
Countrywide Alternative Loan Trust 2005-16
A5
0.63%	06/25/35	[2]	167,693	58,879
Countrywide Alternative Loan Trust 2005-27
3A2
1.52%	08/25/35	[2]	96,789	49,021
Countrywide Alternative Loan Trust 2005-61
2A1
0.63%	12/25/35	[2]	580,694	379,111
Credit Suisse First Boston Mortgage
Securities Corp. 1997-2 A
7.50%	06/25/20	[4]	10,862	11,123
Downey Savings & Loan Association
Mortgage Loan Trust 2004-AR1 A2A
0.76%	09/19/44	[2]	63,210	38,649
Downey Savings & Loan Association
Mortgage Loan Trust 2004-AR3 2A2A
0.72%	07/19/44	[2]	17,434	12,772
First Horizon Asset Securities, Inc. 2003-AR1
2A1
2.79%	03/25/33	[2]	16,489	15,987
Harborview Mortgage Loan Trust 2004-8
2A4A
0.75%	11/19/34	[2]	87,738	53,289
Harborview Mortgage Loan Trust 2005-11
2A1A
0.66%	08/19/45	[2]	165,752	102,174
IndyMac Index Mortgage Loan Trust
2004-AR12 A1
0.74%	12/25/34	[2]	220,452	115,513
Indymac Index Mortgage Loan Trust
2004-AR5 2A1A
1.21%	08/25/34	[2]	29,100	17,384
IndyMac Index Mortgage Loan Trust
2005-AR18 2A1B
1.13%	10/25/36	[2]	116,955	65,781

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 71

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust
2005-AR2 2A2A
0.69%	02/25/35	[2]	$96,410	$55,256
IndyMac Index Mortgage Loan Trust
2006-AR2 1A1A
0.57%	04/25/46	[2]	124,624	60,205
Residential Asset Mortgage Products, Inc.
2003-SL1 A11
7.13%	03/25/16		116,179	115,437
Residential Asset Mortgage Products, Inc.
2003-SL1 A41
8.00%	04/25/31		40,564	40,508
Residential Asset Mortgage Products, Inc.
2004-SL1 A2
8.50%	11/25/31		18,063	17,704
Structured Asset Mortgage Investments, Inc.
2006-AR5 1A1
0.56%	05/25/46	[2]	134,255	70,198
Structured Asset Securities Corp. 2003-15A
2A1
2.46%	04/25/33	[2]	74,328	55,927
Washington Mutual Mortgage Pass-Through
Certificates 2002-AR6 A
1.82%	06/25/42	[2]	15,404	12,288
Washington Mutual MSC Mortgage
Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		146,757	146,797

				1,557,674

U.S. Agency Mortgage-Backed — 4.04%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23	[2]	278,585	56,747
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		229,014	17,946
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	120,449
Fannie Mae G-36 ZB
7.00%	11/25/21		3,105	3,419
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	80,695	82,629
Fannie Mae Pool 802665
2.74%	12/01/34	[2]	18,932	19,099
Freddie Mac 2 L
8.00%	11/25/22		23,199	26,078
Freddie Mac Non Gold Pool 781908
2.79%	09/01/34	[2]	69,256	71,581

				397,948

Total Mortgage-Backed
(Cost $2,310,030)				2,004,899

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 3.76%
Federal Home Loan Bank
0.33%	06/15/11	[2]	$210,000	$210,109
0.37%	11/28/11	[2]	105,000	105,076
Freddie Mac
0.29%	11/07/11	[2]	55,000	54,986

Total U.S. Agency Securities
(Cost $369,970)				370,171

Total Bonds – 72.34%
(Cost $8,583,189)				7,120,778

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORTTERM INVESTMENTS — 29.17%
Money Market Fund — 4.39%
Fidelity Institutional Money Market Funds -
Prime Money Market Portfolio
0.22%[7]			$432,000	432,000

U.S. Agency Discount Notes — 17.87%
Fannie Mae
0.17%[8]	10/18/10		680,000	679,712
Freddie Mac
0.18%[8]	10/13/10		540,000	539,782
0.18%[8]	10/13/10		540,000	539,781

				1,759,275

U.S. Treasury Bills — 6.91%
U.S. Treasury Bills
0.15%[8]	08/12/10	[9]	680,000	679,964

Total Short Term Investments
(Cost $2,870,969)				2,871,239

Total Investments – 101.51%
(Cost $11,454,158)[1]				9,992,017

Liabilities in Excess of Other
Assets – (1.51)%				(148,365)

Net Assets – 100.00%				$9,843,652

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
4	S&P 500 E Mini Index
	Expiration September 2010	$(15,701)
27	S&P 500 Index,
	Expiration September 2010	(303,341)

	Net unrealized depreciation	$(319,042)

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report June 2010

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 15 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston
	07/06/10	$2	$(144,962)
The Fund pays a floating rate based on 1-month USD LIBOR plus 15 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston
	08/04/10	2	–

			$(144,962)

Expiration Date	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation/ Depreciation	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG

03/20/14	$–	$25	$(1,247)	$(1,247)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc., 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.

03/20/15	–	150	(9,065)	(9,065)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	3,403	100	7,360	10,763

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc., 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG

09/20/16	1,488	80	7,123	8,611

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Citigroup, Inc.

09/20/16	1,742	45	2,969	4,711

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Deutsche Bank AG

09/20/16	2,146	40	2,042	4,188

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc., 5.38%, due 06/15/12. Counterparty: Goldman Sachs Group, Inc. (The)

09/20/16	2,146	40	2,042	4,188

	$10,925	$480	$11,224	$22,149

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES
The Fund receives a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston
12/20/10	AAA	$—	$255	$6,393	$6,393

Expiration Date	Credit Rating[a]	Premiums Paid/ Received	Notional Amount (000’s)[b]	Appreciation	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES (continued)
The Fund receives a fixed rate equal to 4.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Berkshire Hathaway, Inc., 4.63%, due 10/15/13. Counterparty: Barclays Capital, Inc.
03/20/11	AAA	$–	$200	$ 3,839	$ 3,839

		$–	$455	$10,232	$10,232

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $11,454,158 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$278,485
Gross unrealized depreciation	(1,740,626)

Net unrealized depreciation	$(1,462,141)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2010.
[3]	U.S. dollar denominated security issued by foreign domiciled entity.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2010 was $902,781 representing 9.17% of total net assets.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $221,675 which is 2.25% of total net assets.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/01/07	United Air Lines, Inc.,
	2.36%, 02/01/14	$192,222	$169,365	1.72%
[7]	Represents the current yield as of June 30, 2010.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion there of, pledged as collateral for futures. The total market value of collateral pledged is $679,871.
†

Fair valued security. The aggregate value of fair valued securities is $419,127 which is 4.26% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under ASC 820, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 73

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2010 / 74

[THIS PAGE INTENTIONALLY LEFT BLANK]

Notes to Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”), which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (e.g. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. At least once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board. The fair valued securities at June 30, 2010 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and compostion of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2010.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, Level 3 securities consist of certain asset-backed securities, collateralized mortgage obligations, corporate bonds and interest only securities that trade in over the counter markets. These securities are valued using indicative bid and ask quotations from bond dealers and market makers. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

76 /

Notes to Schedule of Portfolio Investments (continued)

The summary of inputs used to value each Fund’s net assets as of June 30, 2010 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short Term Investments	$8,175,000	$18,837,829	$–	$27,012,829

Long Term Investments:

Asset-Backed Securities	–	14,661,841	–	14,661,841

Bank Loans	–	606,841	–	606,841

Corporates	–	10,705,642	–	10,705,642

Mortgage-Backed	–	47,026,690	–	47,026,690

U.S. Agency Securities	–	8,331,199	–	8,331,199

Other Financial Instruments *

Assets:

Interest rate contracts	–	–	–	–

Credit contracts	–	25,643	–	25,643

Liabilities:

Interest rate contracts	–	–	–	–

Credit contracts	–	(7,394,731)	–	(7,394,731)

Total	$8,175,000	$92,800,954	$–	$100,975,954

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short Term Investments	$159,648,100	$ 143,631,027	$ –	$303,279,127

Long Term Investments:

Asset-Backed Securities	–	251,665,030	–	251,665,030

Bank Loans	–	10,214,660	–	10,214,660

Corporates	–	397,504,584	1,290,000	398,794,584

Mortgage-Backed	–	527,648,062	61,495	527,709,557

Municipal Bonds	–	16,126,996	–	16,126,996

U.S. Agency Securities	–	104,926,056	–	104,926,056

U.S. Treasury Securities		155,536,430		155,536,430

Other Financial Instruments *

Assets:

Interest rate contracts	754,279	–	–	754,279

Credit contracts	–	2,640,927	–	2,640,927

Liabilities:

Interest rate contracts	–	–	–	–

Credit contracts	–	(50,505,932)	–	(50,505,932)

Total	$160,402,379	$1,559,387,840	$1,351,495	$1,721,141,714

/ 77

Notes to Schedule of Portfolio Investments (continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short Term Investments	$11,554,000	$7,153,007	$—	$18,707,007

Long Term Investments:

Asset-Backed Securities	—	27,618,406	—	27,618,406

Bank Loans	—	431,120	—	431,120

Corporates	—	57,632,432	—	57,632,432

Mortgage-Backed	—	66,494,929	—	66,494,929

Municipal Bonds	—	1,936,175	—	1,936,175

U.S. Agency Securities	—	3,445,419	—	3,445,419

U.S. Treasury Securities	—	54,105,058	—	54,105,058

Other Financial Instruments *

Assets:

Interest rate contracts	254,145	—	—	254,145

Credit contracts	—	950,831	—	950,831

Liabilities:

Interest rate contracts	(82,325)	—	—	(82,325)

Credit contracts	—	(4,951,419)	—	(4,951,419)

Total	$11,725,820	$214,815,958	$—	$226,541,778

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short Term Investments	$665,532,000	$116,758,878	$—	$782,290,878

Long Term Investments:

Asset-Backed Securities	—	1,016,597,511	200,000	1,016,797,511

Bank Loans	—	56,276,271	—	56,276,271

Corporates	—	2,230,855,158	2,193,000	2,233,048,158

Mortgage-Backed	—	3,880,346,972	73,832	3,880,420,804

Municipal Bonds	—	75,693,065	—	75,693,065

U.S. Treasury Securities	—	2,277,426,985	—	2,277,426,985

Other Financial Instruments *

Assets:

Interest rate contracts	6,565,310	—	—	6,565,310

Credit contracts	—	35,961,629	—	35,961,629

Liabilities:

Interest rate contracts	(496,860)	(17,544,698)	—	(18,041,558)

Credit contracts	—	(201,210,454)	—	(201,210,454)

Total	$671,600,450	$9,471,161,317	$2,466,832	$10,145,228,599

78 /

Notes to Schedule of Portfolio Investments (continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short Term Investments	$76,929,000	$16,748,686	$–	$93,677,686

Long Term Investments:

Asset-Backed Securities	–	11,309,670	–	11,309,670

Bank Loans	–	85,748,434	–	85,748,434

Corporates	–	687,967,662	–	687,967,662

Mortgage-Backed	–	56,237	347	56,584

Municipal Bonds	–	9,315,717	–	9,315,717

Preferred Stock	–	2,728,730	–	2,728,730

Other Financial Instruments *

Assets:

Interest rate contracts	–	–	–	–

Credit contracts	–	339,149	–	339,149

Liabilities:

Interest rate contracts	–	–	–	–

Credit contracts	–	(1,995,566)	–	(1,995,566)

Total	$76,929,000	$812,218,719	$347	$889,148,066

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short Term Investments	$40,439,000	$40,204,880	$–	$80,643,880

Long Term Investments:

Asset-Backed Securities	–	64,432,193	–	64,432,193

Bank Loans	–	16,527,938	–	16,527,938

Corporates	–	65,500,635	–	65,500,635

Mortgage-Backed	–	48,680,705	32,651	48,713,356

Municipal Bonds	–	509,015	–	509,015

U.S. Agency Securities	–	5,698,293	–	5,698,293

Preferred Stock	–	2,647,171	1	2,647,172

U.S. Agency Securities	–	–	–	–

Other Financial Instruments *

Assets:

Interest rate contracts	–	–	–	–

Credit contracts	–	537,122	–	537,122

Liabilities:

Interest rate contracts	(335,053)	(158,890)	–	(493,943)

Credit contracts	–	(31,273,555)	–	(31,273,555)

Total	$40,103,947	$213,305,507	$32,652	$253,442,106

/ 79

Notes to Schedule of Portfolio Investments (continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets

Short Term Investments	$432,000	$2,439,239	$–	$2,871,239

Long Term Investments:

Asset-Backed Securities	–	2,754,787	–	2,754,787

Bank Loans	–	169,365	–	169,365

Corporates	–	1,692,556	129,000	1,821,556

Mortgage-Backed	–	2,004,899	–	2,004,899

U.S. Agency Securities	–	370,171	–	370,171

Other Financial Instruments *

Assets:

Interest rate contracts	–	–	–	–

Credit contracts	–	42,693	–	42,693

Liabilities:

Interest rate contracts	–	(144,962)	–	(144,962)

Credit contracts	(319,042)	(10,312)	–	(329,354)

Total	$112,958	$9,318,436	$129,000	$9,560,394

* Other financial instruments include (but may not be limited to) swap contracts, futures and options.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2010	$9,571	$ 880,000	$80,145
Accrued discounts/premiums	–	39	268
Realized gain (loss)	–	(598,221)	29
Change in unrealized appreciation (depreciation)**	–	1,408,182	53,310
Purchases	–	–	–
Sales	–	(400,000)	–
Transfers into Level 3***	–	–	(72,257)
Transfers out of Level 3***	(9,571)	–	–

Balance as of June 30, 2010	$ –	$1,290,000	$61,495

**	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $683,277.
***	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

80 /

Notes to Schedule of Portfolio Investments (continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2010	$ 215,551	$ 1,342,000	$ 95,146
Accrued discounts/premiums	213	2,277	299
Realized gain (loss)	–	(600,000)	32
Change in unrealized appreciation (depreciation)**	(213)	1,848,723	60,935
Purchases	–	–	–
Sales	–	(400,000)	(82,580)
Transfers into Level 3***	–	–	–
Transfers out of Level 3***	(15,551)	–	–

Balance as of June 30, 2010	$ 200,000	$ 2,193,000	$ 73,832

** The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $1,909,445.

*** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

HIGH YIELD BOND FUND	MORTGAGE-BACKED SECURITIES
Balance as of March 31, 2010	$ 347
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)**	–
Purchases	–
Sales	–
Transfers into Level 3***	–
Transfers out of Level 3***	–

Balance as of June 30, 2010	$ 347

** The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $0.

*** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

STRATEGIC INCOME FUND	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK
Balance as of March 31, 2010	$ 45,972	$ 1
Accrued discounts/premiums	9,559	–
Realized gain (loss)	800	–
Change in unrealized appreciation (depreciation)**	27,887	–
Purchases	–	–
Sales	(51,567)	–
Transfers into Level 3***	–	–
Transfers out of Level 3***	–	–

Balance as of June 30, 2010	$ 32,651	$ 1

** The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $0.

*** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

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Notes to Schedule of Portfolio Investments (continued)

ALPHATRAK 500 FUND	ASSET-BACKED SECURITIES	CORPORATES
Balance as of March 31, 2010	$ 3,669	$ 132,000
Accrued discounts/premiums	–	–
Realized gain (loss)	–	(180,000)
Change in unrealized appreciation (depreciation)**	–	297,000
Purchases	–	–
Sales	–	(120,000)
Transfers into of Level 3***	–	–
Transfers out of Level 3***	(3,669)	–

Balance as of June 30, 2010	$ –	$ 129,000

** The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $63,000.

*** The Fund’s policy is to recognize transfers in and transfers out as of the end of the period.

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2010:

	ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit Contracts:
Swaps	$181,084	$3,419,704	$321,852	$19,554,279	$298,146	$420,775	$31,768
Equity Contracts:
Futures *	–	–	–	–	–	–	–
Options	–	–	–	–	–	–	–
Swaps	–	–	–	–	–	–	–
Interest Contracts:
Futures *	–	754,279	254,145	6,565,310	–	–	–
Swaps	–	–	–	–	–	–	–

	LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit Contracts:
Swaps	$562,430	$7,556,482	$1,879,443	$53,220,182	$363,140	$5,013,051	$10,312
Equity Contracts:
Futures *	–	–	–	–	–	–	319,042
Swaps	–	–	–	–	–	–	144,962
Interest Contracts:
Futures *	–	–	82,325	496,860	–	335,053	–
Swaps	–	–	–	17,544,698	–	158,890	–

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

82 /

Notes to Schedule of Portfolio Investments (continued)

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Futures - The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Swaps - The Funds may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The Funds may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset

/ 83

Notes to Schedule of Portfolio Investments (continued)

value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2010, the Funds did not hold swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds also may enter into total return swap agreements. Total Return Swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cashflows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties.

Capital Loss Carryforwards:

At March 31, 2010, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018
Ultra Short Bond Fund	$ –	$ 171,312	$1,489,244	$ 17,068,161	$14,894,875
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552
Total Return Bond Fund	–	–	–	140,337,903	–
High Yield Bond Fund	–	–	–	4,931,657	–
Strategic Income Fund	61,791	1,235,093	9,036,932	47,852,416	18,806,808
AlphaTrak 500 Fund	–	–	–	60,439,961	23,684,663

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www-sec-gov.

84 /

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)* /s/ David Lippman
David Lippman, President and Principal Executive Officer (principal executive officer)

Date 8/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Lippman
David Lippman, President and Principal Executive Officer
(principal executive officer)

Date 8/27/10

By (Signature and Title)* /s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer
(principal financial officer)

Date 8/27/10

* Print the name and title of each signing officer under his or her signature.